SPARTAN(REGISTERED TRADEMARK)
CONNECTICUT MUNICIPAL
FUNDS
AND
FIDELITY(REGISTERED TRADEMARK)
CONNECTICUT MUNICIPAL
MONEY MARKET FUND

SEMIANNUAL REPORT
MAY 31, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE            3   NED JOHNSON ON INVESTING
                                   STRATEGIES

SPARTAN CONNECTICUT MUNICIPAL
INCOME FUND

                               4   PERFORMANCE

                               7   FUND TALK: THE MANAGER'S
                                   OVERVIEW

                               10  INVESTMENT CHANGES

                               11  INVESTMENTS

                               18  FINANCIAL STATEMENTS

SPARTAN CONNECTICUT MUNICIPAL
MONEY MARKET FUND

                               22  PERFORMANCE

                               24  FUND TALK: THE MANAGER'S
                                   OVERVIEW

                               26  INVESTMENT CHANGES

                               27  INVESTMENTS

                               30  FINANCIAL STATEMENTS

FIDELITY CONNECTICUT
MUNICIPAL MONEY MARKET FUND

                               34  PERFORMANCE

                               36  FUND TALK: THE MANAGER'S
                                   OVERVIEW

                               38  INVESTMENT CHANGES

                               39  INVESTMENTS

                               44  FINANCIAL STATEMENTS

NOTES                          48  NOTES TO THE FINANCIAL
                                   STATEMENTS



Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK. FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-6666
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

The technology sell-off that began in mid-March continued to hamper equity markets, driving the tech-heavy NASDAQ index down more than 16% year to date through the end of May. Broader equity indexes, including the S&P 500(registered trademark), also were down, but not as much as more concentrated performance measures. In bond markets, Treasuries got a boost late in the period as economic reports showed the first signs of a slowing economy.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

SPARTAN CONNECTICUT MUNICIPAL INCOME FUND

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 2000    PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

SPARTAN CT MUNICIPAL INCOME   0.88%          -0.69%       26.45%        86.19%

LB Connecticut 4 Plus Year    0.69%          -0.99%       28.30%        n/a
Enhanced  Municipal Bond

Connecticut Municipal Debt    0.44%          -2.67%       22.68%        80.78%
Funds Average


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Connecticut 4 Plus Year Enhanced Municipal Bond Index - a market value-weighted index of Connecticut investment-grade municipal bonds with maturities of four years or more. To measure how the fund's performance stacked up against its peers, you can compare it to the Connecticut municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 28 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 2000      PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

SPARTAN CT MUNICIPAL INCOME     -0.69%       4.81%         6.41%

LB Connecticut 4 Plus Year      -0.99%       5.11%         n/a
Enhanced  Municipal Bond

Connecticut Municipal Debt      -2.67%       4.17%         6.10%
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             Spartan CT Muni Income      LB Municipal Bond
             00407                       LB015
  1990/05/31      10000.00                    10000.00
  1990/06/30      10101.60                    10087.90
  1990/07/31      10251.89                    10236.19
  1990/08/31      10067.56                    10087.56
  1990/09/30      10132.65                    10093.31
  1990/10/31      10285.55                    10276.41
  1990/11/30      10507.42                    10483.06
  1990/12/31      10555.37                    10528.67
  1991/01/31      10672.51                    10669.96
  1991/02/28      10739.70                    10762.79
  1991/03/31      10756.89                    10766.66
  1991/04/30      10893.60                    10909.86
  1991/05/31      10990.19                    11006.85
  1991/06/30      10905.24                    10995.95
  1991/07/31      11034.69                    11129.88
  1991/08/31      11154.58                    11276.46
  1991/09/30      11254.61                    11423.28
  1991/10/31      11365.55                    11526.09
  1991/11/30      11392.92                    11558.25
  1991/12/31      11672.13                    11806.29
  1992/01/31      11689.87                    11833.21
  1992/02/29      11695.64                    11836.99
  1992/03/31      11642.19                    11841.37
  1992/04/30      11703.72                    11946.76
  1992/05/31      11864.00                    12087.38
  1992/06/30      12097.74                    12290.20
  1992/07/31      12474.71                    12658.66
  1992/08/31      12298.15                    12535.24
  1992/09/30      12382.35                    12617.22
  1992/10/31      12171.32                    12493.19
  1992/11/30      12499.97                    12716.95
  1992/12/31      12631.34                    12846.79
  1993/01/31      12819.69                    12996.19
  1993/02/28      13340.93                    13466.27
  1993/03/31      13159.40                    13323.93
  1993/04/30      13280.69                    13458.37
  1993/05/31      13358.35                    13534.00
  1993/06/30      13594.99                    13759.89
  1993/07/31      13615.11                    13777.91
  1993/08/31      13923.93                    14064.77
  1993/09/30      14092.79                    14224.96
  1993/10/31      14100.33                    14252.42
  1993/11/30      13976.46                    14126.86
  1993/12/31      14270.59                    14425.07
  1994/01/31      14435.74                    14589.81
  1994/02/28      14038.60                    14211.93
  1994/03/31      13399.87                    13633.22
  1994/04/30      13515.00                    13748.83
  1994/05/31      13595.53                    13868.03
  1994/06/30      13511.10                    13783.30
  1994/07/31      13782.29                    14035.95
  1994/08/31      13813.30                    14084.51
  1994/09/30      13586.32                    13877.75
  1994/10/31      13283.71                    13631.28
  1994/11/30      12913.13                    13384.83
  1994/12/31      13269.40                    13679.43
  1995/01/31      13694.03                    14070.39
  1995/02/28      14112.71                    14479.55
  1995/03/31      14263.40                    14645.92
  1995/04/30      14279.70                    14663.21
  1995/05/31      14723.93                    15131.11
  1995/06/30      14591.45                    14999.47
  1995/07/31      14675.08                    15141.66
  1995/08/31      14879.31                    15333.66
  1995/09/30      14999.24                    15430.72
  1995/10/31      15189.82                    15655.08
  1995/11/30      15419.35                    15914.80
  1995/12/31      15541.20                    16067.74
  1996/01/31      15676.72                    16189.06
  1996/02/29      15600.12                    16079.78
  1996/03/31      15389.14                    15874.28
  1996/04/30      15356.87                    15829.36
  1996/05/31      15327.32                    15823.02
  1996/06/30      15520.74                    15995.34
  1996/07/31      15644.98                    16140.89
  1996/08/31      15627.47                    16137.02
  1996/09/30      15823.11                    16362.94
  1996/10/31      16006.43                    16548.00
  1996/11/30      16289.80                    16850.83
  1996/12/31      16199.70                    16780.06
  1997/01/31      16255.85                    16811.77
  1997/02/28      16392.83                    16966.10
  1997/03/31      16169.63                    16739.95
  1997/04/30      16296.98                    16880.06
  1997/05/31      16515.73                    17133.94
  1997/06/30      16687.84                    17316.41
  1997/07/31      17176.15                    17796.08
  1997/08/31      16991.17                    17629.33
  1997/09/30      17210.14                    17838.59
  1997/10/31      17311.62                    17953.29
  1997/11/30      17410.13                    18058.86
  1997/12/31      17679.47                    18322.33
  1998/01/31      17859.40                    18511.42
  1998/02/28      17847.37                    18516.97
  1998/03/31      17841.32                    18533.27
  1998/04/30      17771.12                    18449.68
  1998/05/31      18031.86                    18741.74
  1998/06/30      18086.33                    18815.58
  1998/07/31      18110.94                    18862.81
  1998/08/31      18389.23                    19154.24
  1998/09/30      18634.58                    19392.90
  1998/10/31      18610.90                    19392.52
  1998/11/30      18664.46                    19460.58
  1998/12/31      18705.46                    19509.62
  1999/01/31      18989.62                    19741.59
  1999/02/28      18843.52                    19655.32
  1999/03/31      18834.86                    19682.64
  1999/04/30      18889.33                    19731.65
  1999/05/31      18748.68                    19617.41
  1999/06/30      18455.48                    19334.92
  1999/07/31      18546.45                    19405.30
  1999/08/31      18436.80                    19250.05
  1999/09/30      18442.12                    19257.95
  1999/10/31      18281.56                    19049.19
  1999/11/30      18456.33                    19251.87
  1999/12/31      18312.94                    19108.45
  2000/01/31      18221.10                    19025.33
  2000/02/29      18396.73                    19246.02
  2000/03/31      18821.08                    19666.74
  2000/04/30      18727.41                    19550.51
  2000/05/31      18618.80                    19448.84
IMATRL PRASUN   SHR__CHT 20000531 20000622 143117 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Spartan Connecticut Municipal Income Fund on May 31, 1990. As the chart shows, by May 31, 2000, the value of the investment would have grown to $18,619 - an 86.19% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $19,449 - a 94.49% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED MAY 31,  YEARS ENDED NOVEMBER 30,

                  2000                      1999                      1998   1997   1996   1995

Dividend returns  2.53%                     4.52%                     4.92%  5.19%  5.29%  6.62%

Capital returns   -1.65%                    -5.64%                    2.28%  1.69%  0.36%  12.79%

Total returns     0.88%                     -1.12%                    7.20%  6.88%  5.65%  19.41%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED MAY 31, 2000    PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share           4.73(cents)   27.43(cents)   53.75(cents)

Annualized dividend rate      5.22%         5.08%          4.94%

30-day annualized yield       5.18%         -              -

30-day annualized             8.48%         -              -
tax-equivalent yield

DIVIDENDS per share show the income paid by the fund for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $10.67 over the past one month, $10.76 over the past six months and $10.88 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 38.88% combined effective 2000 federal and state income tax bracket, but does not reflect the payment of the federal alternative minimum tax, if applicable.

SPARTAN CONNECTICUT MUNICIPAL INCOME FUND

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

The municipal bond market
experienced its share of ups and
downs during the six months that
ended May 31, 2000. The period
began on a down note, as supply
exceeded demand, and muni yields
began to rise in the face of
inflationary fears. In February and
March, however, despite further
interest-rate hikes by the Federal
Reserve Board, municipal bonds
rebounded when their yields
exceeded 6% and retail investors
jumped at the chance to buy munis
at their highest yields in about five
years. Unfortunately, munis took a
turn for the worse in April as
economic indicators suggested an
increase in inflation, which
prompted the Fed to make an
aggressive 0.50% rate hike at its
May Open Market Committee
meeting. But by the end of May, the
forecast for munis was bright. Retail
demand remained strong, issuance
for the first quarter of 2000 compared
to the first quarter of 1999 was down
33%, equity markets were struggling
and, perhaps most importantly, new
figures showed the Fed's series of
rate hikes were indeed beginning to
slow the U.S. economy. For the
overall six-month period, the Lehman
Brothers Municipal Bond Index - an
index of over 35,000
investment-grade, fixed-rate,
tax-exempt bonds - gained 1.02%,
just slightly below the overall
taxable-bond market return of
1.38%, as measured by the Lehman
Brothers Aggregate Bond Index.

(photograph of George Fischer)

An interview with George Fischer, Portfolio Manager of Spartan
Connecticut Municipal Income Fund

Q. HOW DID THE FUND PERFORM, GEORGE?

A. For the six-month period that ended May 31, 2000, the fund had a total return of 0.88%. To get a sense of how the fund did relative to its competitors, the Connecticut municipal debt funds average returned 0.44% for the same six-month period, according to Lipper Inc. Additionally, the Lehman Brothers Connecticut 4 Plus Year Enhanced Municipal Bond Index, which tracks the types of securities in which the fund invests, returned 0.69%. For the 12-month period that ended May 31, 2000, the fund had a total return of -0.69%. In comparison, the Connecticut municipal debt funds average returned -2.67% and the Lehman Brothers index returned -0.99% for the same 12-month period.

Q. CAN YOU GIVE US SOME PERSPECTIVE ABOUT THE FACTORS THAT AFFECTED FUND PERFORMANCE?

A. Persistent inflation worries and a strong economy prompted the Federal Reserve Board to raise interest rates in an attempt to curb potential inflationary pressures. In response to higher short-term interest rates, municipal bond yields rose and their prices - which move opposite their yields - generally declined. The fund's total return was the combination of those price declines plus the income generated by its holdings. In the case of the fund, bond price declines were more than offset by the income generated, resulting in a modestly positive total return for the six-month period.

Q. WHAT HELPED THE FUND PERFORM BETTER THAN ITS PEERS AND THE LEHMAN BROTHERS INDEX FOR THE SIX-MONTH PERIOD?

A. The fund's stake in premium coupon bonds - those that pay interest rates above prevailing rates - was the main factor that helped the fund outpace its peers and the index. Premium coupon bonds generally outperformed discount coupon and par coupon bonds, which offer interest rates below and at prevailing market rates, respectively.

Q. IN TERMS OF CREDIT QUALITY, WHAT WAS YOUR APPROACH?

A. I focused on higher-quality investment-grade bonds, those rated A, Aa or Aaa by Moody's Investors Service. They made up about 84% of the fund's investments at the end of the period. The strength of the economy helped solidify or boost the credit quality of most investment-grade municipal issuers. That's because the demand for social services declined and tax collections and other revenues generally were on the rise. In contrast, lower-rated bonds increasingly fell out of favor and underperformed their higher-quality counterparts as a result.

Q. SPEAKING OF CREDIT QUALITY, MORE THAN HALF OF THE FUND'S ASSETS WERE INVESTED IN INSURED BONDS. AREN'T THEY IMMUNE TO PRICE LOSSES?

A. No, and it's important for shareholders to realize that all municipal bonds - including the insured variety - rise and fall with interest-rate moves, supply and demand, and other factors. While municipal bond insurance does not prevent price declines, it does mean timely bond principal and interest payments are guaranteed by a municipal bond insurer.

Q. WERE THERE ANY DISAPPOINTMENTS?

A. Lower reimbursements from HMOs and the federal government, combined with increased pressure to cut costs, caused hospital bonds to languish during much of the past six months. Despite their short-term struggles, I held onto some bonds issued by selected hospitals that were in good financial shape and were fundamentally sound.

Q. WHAT'S AHEAD FOR THE MUNICIPAL MARKET AND THE FUND?

A. At the end of the period, it appeared that bond prices were already factoring in another interest-rate hike or two. This built-in "risk premium" may provide bonds some cushion against rising interest rates. Whether the market is correct in its view remains to be seen. As for the fund, I'll continue to approach the market fairly cautiously in terms of credit quality. The economy has been good for so long that it's easy to get lulled into complacency. We'll remain vigilant, looking for potential problems that could occur if the economy slows.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: a high level of current
income, exempt from federal
and Connecticut personal
income taxes

FUND NUMBER: 407

TRADING SYMBOL: FICNX

START DATE: October 29,
1987

SIZE: as of May 31, 2000,
more than $314 million

MANAGER: George Fischer,
since 1996; manager,
various Fidelity and Spartan
municipal income funds;
joined Fidelity in 1989

GEORGE FISCHER ON THE
CONNECTICUT ECONOMY:

"Connecticut's economy remained
quite healthy during the
six-month period ending May 31,
2000. As a state, it ranks No. 1 in
the U.S. in productivity, according
to one recent report. In addition,
retail sales have been quite solid,
personal income growth is very
strong and the state's
unemployment rate almost
reached a record low.

"Two recent developments argue
for continued economic strength
in Connecticut. First, Aetna
Insurance is expected to remain
one of the largest employers in
Hartford, despite speculation
about the company's future and
potential layoffs. Second, Bradley
Airport in Hartford is booming and
has become an increasingly viable
alternative to Boston's Logan
Airport and New York's JFK and
LaGuardia Airports."

SPARTAN CONNECTICUT MUNICIPAL INCOME FUND

INVESTMENT CHANGES





TOP FIVE SECTORS AS OF MAY
31, 2000

                              % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS  6
                                                      MONTHS AGO

General Obligations            31.4                    35.3

Health Care                    16.2                    14.0

Special Tax                    13.9                    16.1

Education                      8.1                     6.7

Escrowed/Pre-Refunded          7.7                     8.3

AVERAGE YEARS TO MATURITY AS
OF MAY 31, 2000

                                                       6 MONTHS AGO

Years                          13.6                    11.9


AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME REMAINING UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS,
WEIGHTED BY DOLLAR AMOUNT.

DURATION AS OF MAY 31, 2000

                                    6 MONTHS AGO

Years                         6.7   6.8

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

QUALITY DIVERSIFICATION
(MOODY'S RATINGS)

AS OF MAY 31, 2000                                    AS OF NOVEMBER 30, 1999

Aaa                      66.2%                        Aaa                                 65.6%

Aa,A                     23.4%                        Aa,A                                25.5%

Baa                       8.6%                        Baa                                  7.2%

Short-Term  Investments   1.8%                        Short-Term  Investments              1.7%

Row: 1, Col: 1, Value: 66.2                           Row: 1, Col: 1, Value: 65.59999999999999
Row: 1, Col: 2, Value: 0.0                            Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 23.4                           Row: 1, Col: 3, Value: 25.5
Row: 1, Col: 4, Value: nil                            Row: 1, Col: 4, Value: nil
Row: 1, Col: 5, Value: 8.6                            Row: 1, Col: 5, Value: 7.2
Row: 1, Col: 6, Value: nil                            Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: nil                            Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 1.8                            Row: 1, Col: 8, Value: 1.7



WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P(registered trademark) RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

SPARTAN CONNECTICUT MUNICIPAL INCOME FUND

INVESTMENTS MAY 31, 2000 (UNAUDITED)

Showing Percentage of Net Assets



MUNICIPAL BONDS - 97.6%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT      VALUE (NOTE 1)

CONNECTICUT - 89.9%

Branford Gen. Oblig.:

7% 6/15/08 (FGIC Insured)         Aaa       $ 500,000             $ 557,470

7% 6/15/09 (FGIC Insured)         Aaa        500,000               561,255

Bridgeport Gen. Oblig.:

Rfdg. Series A:

6% 9/1/03 (AMBAC Insured)         Aaa        2,000,000             2,057,140

6% 9/1/05 (AMBAC Insured)         Aaa        4,000,000             4,152,720

6.5% 9/1/07 (AMBAC Insured)       Aaa        2,290,000             2,461,727

Series A:

6% 7/15/11 (FGIC Insured)         Aaa        1,320,000             1,382,660

6.125% 7/15/15 (FGIC Insured)     Aaa        6,235,000             6,456,280

Connecticut Clean Wtr. Fund
Rev.:

Series 1991, 7% 1/1/11            Aaa        2,500,000             2,580,650

5.75% 3/1/07                      Aaa        2,115,000             2,198,289

6% 10/1/12                        Aaa        6,000,000             6,318,960

6.8% 7/1/05                       Aaa        1,000,000             1,031,720

Connecticut Dev. Auth. Rev.
(Hartford Civic Ctr. Proj.)
Series A:

4.75% 11/15/13                    A1         1,525,000             1,378,936

6% 11/15/07                       A1         1,525,000             1,595,638

6% 11/15/08                       A1         1,525,000             1,597,072

6% 11/15/09                       A1         1,525,000             1,591,185

Connecticut Dev. Auth. Wtr.       Aaa        3,000,000             2,949,360
Facilities Rev. (Bridgeport
Hydraulic Proj.) 6.15%
4/1/35 (MBIA Insured) (b)

Connecticut Gen. Oblig.:

(Cap. Appreciation) (College
Savings Plan Proj.) Series B:

0% 11/1/06                        Aa3        2,800,000             1,993,068

0% 11/1/09                        Aa3        7,000,000             4,193,350

Rfdg. Series E, 6% 3/15/12        Aa3        1,400,000             1,466,878

Series 1998 B, 5.5% 3/15/08       Aa3        3,850,000             3,910,599

Series 1999 B, 5.875% 11/1/16     Aa3        6,050,000             6,140,085

Series A:

5.25% 6/15/12 (FGIC Insured)      Aa3        2,225,000             2,177,541

5.25% 3/1/13                      Aa3        2,000,000             1,939,480

6% 3/1/06                         Aa3        2,700,000             2,815,965

Series B:

5.5% 11/1/17                      Aa3        1,500,000             1,460,355

6% 10/1/05                        Aa3        6,430,000             6,697,295

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT      VALUE (NOTE 1)

CONNECTICUT - CONTINUED

Connecticut Health & Edl.
Facilities Auth. Rev.:

(Bristol Hosp. Proj.) Series A:

7% 7/1/09 (MBIA Insured)          Aaa       $ 1,750,000           $ 1,787,170

7% 7/1/20 (MBIA Insured)          Aaa        4,180,000             4,266,860

(Connecticut College Proj.)       Aaa        1,200,000             1,247,304
Series B, 6.625% 7/1/11
(MBIA Insured) (Pre-Refunded
to 7/1/01 @ 102) (c)

(Danbury Hosp. Proj.) Series      Aaa        4,695,000             4,410,060
G, 5.625% 7/1/25 (AMBAC
Insured)

(Greenwich Hosp. Proj.)           Aaa        6,210,000             5,991,656
Series A, 5.8% 7/1/26 (MBIA
Insured)

(Hebrew Home & Hosp. Proj.)
Series B:

5.15% 8/1/28                      AAA        2,500,000             2,126,550

5.2% 8/1/38                       AAA        4,190,000             3,528,902

(Kent School Proj.) Series B:

5.1% 7/1/07 (MBIA Insured)        Aaa        265,000               263,262

5.25% 7/1/08 (MBIA Insured)       Aaa        305,000               304,210

5.375% 7/1/09 (MBIA Insured)      Aaa        345,000               346,466

5.4% 7/1/10 (MBIA Insured)        Aaa        685,000               686,110

(Loomis Chaffee School Proj.)     Aaa        1,430,000             1,325,624
Series C, 5.5% 7/1/26 (MBIA
Insured)

(Lutheran Gen. Health Care        Aaa        3,195,000             3,622,842
Sys. Proj.)  7.375% 7/1/19
(Escrowed to Maturity) (c)

(Masonicare Proj.) Series A,      Aaa        2,400,000             2,082,840
5% 7/1/20 (AMBAC Insured)

(New Britain Gen. Hosp.           Aaa        1,940,000             1,930,125
Proj.) Series B, 6% 7/1/24
(AMBAC Insured)

(New Britain Memorial Hosp.       AAA        6,500,000             6,980,740
Proj.) Series A, 7.75%
7/1/22 (Pre-Refunded to
7/1/02  @ 102) (c)

(Quinnipiac College Proj.):

Series C, 7.75% 7/1/20            BBB-       1,940,000             1,982,777
(Pre-Refunded to 7/1/00 @
102) (c)

Series D, 6% 7/1/13               BBB-       1,300,000             1,259,375

(Sacred Heart Univ. Proj.):

Series A, 6.85% 7/1/22, LOC       Baa3       1,000,000             1,054,400
Fleet Nat'l. Bank,
Providence (Pre-Refunded to
7/1/02 @ 102) (c)

Series C:

6% 7/1/06 (Escrowed to            Baa3       190,000               197,019
Maturity) (c)

6.5% 7/1/16 (Pre-Refunded to      Baa3       3,020,000             3,253,144
7/1/06  @ 102) (c)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT      VALUE (NOTE 1)

CONNECTICUT - CONTINUED

Connecticut Health & Edl.
Facilities Auth. Rev.: -
continued

(Sharon Health Care, Inc.
Proj.) Series A:

8.75% 7/1/06 (Pre-Refunded to     AAA       $ 450,000             $ 481,658
7/1/01  @ 103) (c)

9% 7/1/13 (Pre-Refunded to        AAA        1,300,000             1,394,094
7/1/01  @ 103) (c)

9.2% 7/1/21 (Pre-Refunded to      AAA        1,500,000             1,611,675
7/1/01  @ 103) (c)

(Stamford Hosp. Issue Proj.)      Aaa        4,895,000             4,163,834
Series G, 5% 7/1/24 (MBIA
Insured)

(Veterans Memorial Med. Ctr.
Proj.) Series A:

5.5% 7/1/26 (MBIA Insured)        Aaa        3,770,000             3,471,680

6.25% 7/1/05 (MBIA Insured)       Aaa        2,265,000             2,367,922

(Yale Univ. Proj.) 5.929%         Aaa        10,400,000            10,171,402
6/10/30

Rfdg.:

(Choate Rosemary Hall Proj.)      Aaa        2,500,000             2,122,875
Issue B, 5% 7/1/27 (MBIA
Insured)

(Hosp. for Spl. Care Issue
Proj.) Series B:

5.375% 7/1/17                     Baa2       2,700,000             2,196,099

5.5% 7/1/27                       Baa2       2,500,000             1,970,350

(Quinnipiac College Proj.)        BBB-       940,000               883,600
Series D, 6% 7/1/23

(Saint Raphael Hosp. Proj.)
Series H:

5.25% 7/1/14 (AMBAC Insured)      Aaa        4,050,000             3,847,419

6.5% 7/1/11 (AMBAC Insured)       Aaa        2,780,000             3,007,043

6.5% 7/1/13 (AMBAC Insured)       Aaa        3,125,000             3,385,219

(Taft School Issue Proj.)         Aaa        1,000,000             890,220
Series D,  5% 7/1/17 (MBIA
Insured)

Connecticut Higher Ed.
Supplemental Ln. Auth. Rev.:

(Family Ed. Ln. Prog.) Series
A:

5.5% 11/15/09 (b)                 A1         1,000,000             983,540

7.2% 11/15/10 (b)                 A          700,000               714,007

Series A:

7.375% 11/15/05 (b)               A1         415,000               415,544

7.5% 11/15/10 (b)                 A1         1,415,000             1,417,349

Connecticut Hsg. Fin. Auth.
(Hsg. Mtg. Fin. Prog.):

Series A, 6.45% 5/15/22 (b)       Aa2        1,815,000             1,824,492

Series B, 6.2% 5/15/12            Aa2        2,500,000             2,541,475

Series E, 6.2% 5/15/14            Aa2        1,000,000             1,009,080

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT      VALUE (NOTE 1)

CONNECTICUT - CONTINUED

Connecticut Muni. Elec.
Energy Coop. Pwr. Supply
Sys. Rev. Rfdg. Series A:

6% 1/1/04 (MBIA Insured)          Aaa       $ 1,790,000           $ 1,841,928

6% 1/1/05 (MBIA Insured)          Aaa        1,880,000             1,946,571

6% 1/1/06 (MBIA Insured)          Aaa        2,000,000             2,079,840

Connecticut Resources
Recovery Auth. Rfdg.
(Mid-Connecticut Sys. Proj.)
Series A:

5.25% 11/15/08 (MBIA Insured)     Aaa        3,300,000             3,275,778

5.5% 11/15/11 (MBIA Insured)      Aaa        2,500,000             2,494,675

Connecticut Resources
Recovery Auth. Resources
Recovery Rev. Rfdg. (Fuel
Co. Proj.) Series A:

5.125% 11/15/13 (MBIA             Aaa        3,000,000             2,795,610
Insured) (b)

5.5% 11/15/09 (MBIA Insured)      Aaa        2,000,000             1,988,700
(b)

Connecticut Spl. Tax Oblig.
Rev.:

(Cap. Appreciation) (Trans.       A1         3,500,000             2,254,000
Infrastructure Proj.) Series
B, 0% 6/1/08

(Trans. Infrastructure Proj.):

Series A:

5.5% 11/1/06 (FSA Insured)        Aaa        1,425,000             1,450,835

7.125% 6/1/10                     Aaa        3,550,000             4,007,702

Series B:

5.4% 10/1/10 (MBIA Insured)       Aaa        2,545,000             2,550,065

6.125% 9/1/12                     A1         5,000,000             5,261,900

6.15% 9/1/09                      A1         1,500,000             1,586,805

6.5% 10/1/07 (Escrowed to         Aaa        2,250,000             2,427,458
Maturity) (c)

6.5% 10/1/10                      A1         3,250,000             3,536,455

6.5% 10/1/12                      A1         7,100,000             7,746,455

Rfdg. (Trans. Infrastructure
Proj.):

Series A, 5.125% 9/1/05           A1         2,250,000             2,247,525

Series B, 5.5% 11/1/07 (FSA       Aaa        7,300,000             7,437,167
Insured)

Eastern Connecticut Resources     BBB        1,000,000             946,730
Recovery Auth. Solid Waste
Rev. (Wheelabrator Lisbon
Proj.) Series A, 5% 1/1/04
(b)

Meriden Gen. Oblig.:

6.25% 8/1/05 (FGIC Insured)       Aaa        1,500,000             1,580,205

6.25% 8/1/06 (FGIC Insured)       Aaa        2,000,000             2,120,800

Naugatuck Gen. Oblig.:

7.25% 9/1/04 (MBIA Insured)       Aaa        215,000               232,725

7.4% 9/1/07 (MBIA Insured)        Aaa        370,000               418,796

7.4% 9/1/08 (MBIA Insured)        Aaa        370,000               423,213

New Britain Gen. Oblig.:

Rfdg. 6% 2/1/12 (MBIA Insured)    Aaa        400,000               422,868

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT      VALUE (NOTE 1)

CONNECTICUT - CONTINUED

New Britain Gen. Oblig.: -
continued

Series B, 6% 3/1/12 (MBIA         Aaa       $ 2,000,000           $ 2,114,920
Insured)

6% 4/15/07 (AMBAC Insured)        Aaa        1,615,000             1,694,216

7% 4/1/07 (MBIA Insured)          Aaa        580,000               639,589

7% 4/1/08 (MBIA Insured)          Aaa        580,000               645,221

New Haven Gen. Oblig.:

Rfdg. Series A, 6% 8/1/05         Aaa        3,410,000             3,554,038
(FGIC Insured)

6% 2/15/05 (FGIC Insured)         Aaa        1,650,000             1,713,987

7% 2/15/03 (FGIC Insured)         Aaa        1,000,000             1,050,250

7% 2/15/04 (FGIC Insured)         Aaa        1,150,000             1,223,416

7% 2/15/05 (FGIC Insured)         Aaa        750,000               808,463

8.25% 8/15/01                     A3         1,270,000             1,276,744

Newtown Gen. Oblig. 6%            Aaa        785,000               821,518
6/15/06  (MBIA Insured)

North Thompsonville Fire
District #10:

6.75% 6/1/07 (MBIA Insured)       Aaa        180,000               196,058

6.75% 6/1/08 (MBIA Insured)       Aaa        190,000               207,904

6.75% 6/1/09 (MBIA Insured)       Aaa        200,000               220,124

6.75% 6/1/10 (MBIA Insured)       Aaa        215,000               237,964

6.75% 6/1/11 (MBIA Insured)       Aaa        230,000               255,397

South Central Reg'l. Wtr.
Auth. Wtr. Sys. Rev. Series
11:

5.625% 8/1/05 (FGIC Insured)      Aaa        4,000,000             4,081,600

5.75% 8/1/12 (FGIC Insured)       Aaa        5,000,000             5,084,700

Stamford Gen. Oblig.:

6.25% 2/15/03                     Aaa        1,725,000             1,781,201

6.25% 2/15/05                     Aaa        535,000               562,413

6.6% 1/15/07                      Aaa        295,000               319,181

6.6% 1/15/08                      Aaa        1,480,000             1,610,802

6.6% 1/15/09                      Aaa        1,000,000             1,094,870

Stamford Hsg. Auth.               -          6,000,000             5,384,220
Multifamily Rev. Rfdg.
(Fairfield Apts. Proj.)
4.75%, tender 12/1/08 (b)

Stratford Gen. Oblig. 7%          Aaa        500,000               557,470
6/15/08  (FGIC Insured)

Univ. of Connecticut Rev.         Aaa        4,000,000             4,004,680
(Student Fee Prog.) Series
A, 6% 11/15/25 (FGIC Insured)

West Hartford Gen. Oblig.:

5% 7/15/11                        Aaa        1,750,000             1,698,323

6.5% 7/15/05                      Aaa        2,000,000             2,133,060

6.5% 7/15/06                      Aaa        2,000,000             2,149,320

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT      VALUE (NOTE 1)

CONNECTICUT - CONTINUED

Wolcott Gen. Oblig.:

7% 6/15/09 (FGIC Insured)         Aaa       $ 445,000             $ 499,517

7% 6/15/10 (FGIC Insured)         Aaa        440,000               497,046

Woodstock Spl. Oblig. Rev.        Aaa        725,000               749,781
(Woodstock Academy Proj.) 7%
3/1/08 (AMBAC Insured)

                                                                   283,126,490

PUERTO RICO - 7.7%

Puerto Rico Commonwealth Gen.     Aaa        5,700,000             5,616,837
Oblig. 5.75% 7/1/26 (MBIA
Insured)

Puerto Rico Commonwealth Hwy.
& Trans. Auth. Hwy. Rev.:

Rfdg. Series V, 6.625% 7/1/12     Baa1       1,750,000             1,821,558

Series Y, 5.5% 7/1/36 (FSA        Aaa        1,500,000             1,408,845
Insured)

Puerto Rico Commonwealth Hwy.
& Trans. Auth. Trans. Rev.:

Series A, 4.75% 7/1/38            Baa1       5,120,000             4,056,319

Series B, 6% 7/1/31               Baa1       2,250,000             2,228,265

Puerto Rico Elec. Pwr. Auth.
Pwr. Rev.:

Rfdg. Series EE, 4.75% 7/1/24     Baa1       5,750,000             4,731,905

Series AA, 5.375% 7/1/14          Aaa        3,250,000             3,190,753
(MBIA Insured)

Puerto Rico Muni. Fin. Agcy.      Aaa        1,250,000             1,182,613
Series A, 5.5% 8/1/23 (FSA
Insured)

                                                                   24,237,095


TOTAL INVESTMENT PORTFOLIO -                                      307,363,585
97.6%
(Cost $307,403,613)

NET OTHER ASSETS - 2.4%                                             7,562,905

NET ASSETS - 100%                                               $ 314,926,490


LEGEND

(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(c) Security collateralized by an amount sufficient to pay interest and principal.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS              S&P RATINGS

Aaa, Aa, A        84.4%      AAA, AA, A    88.5%

Baa               7.0%       BBB           6.1%

Ba                0.0%       BB            0.0%

B                 0.0%       B             0.0%

Caa               0.0%       CCC           0.0%

Ca, C             0.0%       CC, C         0.0%

                             D             0.0%


The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:

General Obligations           31.4%

Health Care                   16.2

Special Tax                   13.9

Education                      8.1

Escrowed/Pre-Refunded          7.7

Water & Sewer                  7.6

Others* (individually less    15.1
than 5%)

                             100.0%

* INCLUDES SHORT-TERM INVESTMENTS AND NET OTHER ASSETS

INCOME TAX INFORMATION

At May 31, 2000, the aggregate cost of investment securities for income tax purposes was $307,403,613. Net unrealized depreciation aggregated $40,028, of which $6,282,081 related to appreciated investment securities and $6,322,109 related to depreciated investment securities.

SPARTAN CONNECTICUT MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2000 (UNAUDITED)

ASSETS

Investment in securities, at                 $ 307,363,585
value (cost $307,403,613) -
See accompanying schedule

Cash                                          8,649,310

Receivable for investments                    1,535,254
sold

Receivable for fund shares                    100,077
sold

Interest receivable                           5,106,268

 TOTAL ASSETS                                 322,754,494

LIABILITIES

Payable for investments         $ 6,190,592
purchased

Payable for fund shares          1,125,586
redeemed

Distributions payable            386,586

Accrued management fee           100,101

Other payables and accrued       25,139
expenses

 TOTAL LIABILITIES                            7,828,004

NET ASSETS                                   $ 314,926,490

Net Assets consist of:

Paid in capital                              $ 317,098,805

Undistributed net investment                  92,087
income

Accumulated undistributed net                 (2,224,374)
realized gain (loss)  on
investments

Net unrealized appreciation                   (40,028)
(depreciation) on investments

NET ASSETS, for 29,432,003                   $ 314,926,490
shares outstanding

NET ASSET VALUE, offering                     $10.70
price and redemption price
per share ($314,926,490
(divided by) 29,432,003
shares)

STATEMENT OF OPERATIONS
                                SIX MONTHS ENDED MAY 31,
                                        2000 (UNAUDITED)

INTEREST INCOME                              $ 8,979,346

EXPENSES

Management fee                 $ 659,845

Transfer agent fees             97,102

Accounting fees and expenses    40,027

Non-interested trustees'        400
compensation

Custodian fees and expenses     2,964

Registration fees               18,512

Audit                           13,826

Legal                           1,034

Miscellaneous                   88

 Total expenses before          833,798
reductions

 Expense reductions             (119,285)     714,513

NET INTEREST INCOME                           8,264,833

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities          (1,213,779)

 Futures contracts              (224,435)     (1,438,214)

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities          (4,360,717)

 Futures contracts              200,859       (4,159,858)

NET GAIN (LOSS)                               (5,598,072)

NET INCREASE (DECREASE) IN                   $ 2,666,761
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                 SIX MONTHS ENDED MAY 31, 2000  YEAR ENDED NOVEMBER 30, 1999
                                 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 8,264,833                    $ 17,161,105

 Net realized gain (loss)         (1,438,214)                    941,452

 Change in net unrealized         (4,159,858)                    (22,155,266)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       2,666,761                      (4,052,709)
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (8,194,347)                    (17,161,105)
From net interest income

 From net realized gain           -                              (941,452)

 In excess of net realized        -                              (671,785)
gain

 TOTAL DISTRIBUTIONS              (8,194,347)                    (18,774,342)

Share transactions Net            24,501,220                     54,402,897
proceeds from sales of shares

 Reinvestment of distributions    5,900,797                      13,953,708

 Cost of shares redeemed          (56,079,893)                   (72,872,431)

 NET INCREASE (DECREASE) IN       (25,677,876)                   (4,515,826)
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

Redemption fees                   19,040                         22,778

  TOTAL INCREASE (DECREASE)       (31,186,422)                   (27,320,099)
IN NET ASSETS

NET ASSETS

 Beginning of period              346,112,912                    373,433,011

 End of period (including        $ 314,926,490                  $ 346,112,912
undistributed net investment
income of $92,087 and $0,
respectively)

OTHER INFORMATION
Shares

 Sold                             2,277,653                      4,827,219

 Issued in reinvestment of        548,699                        1,239,956
distributions

 Redeemed                         (5,210,290)                    (6,503,445)

 Net increase (decrease)          (2,383,938)                    (436,270)


FINANCIAL HIGHLIGHTS

                               SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                               (UNAUDITED)                    1999                      1998       1997       1996

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 10.880                       $ 11.580                  $ 11.420   $ 11.240   $ 11.200
period

Income from Investment          .274 D                         .526                      .541       .559       .569
Operations Net interest
income

Net realized  and unrealized    (.181)                         (.651)                    .260       .190       .039
gain (loss)

Total from investment           .093                           (.125)                    .801       .749       .608
operations

Less Distributions

From net  interest income       (.274)                         (.526)                    (.541)     (.559)     (.569)

From net  realized gain         -                              (.029)                    (.100)     (.010)     -

In excess of net  realized      -                              (.021)                    -          -          -
gain

Total distributions             (.274)                         (.576)                    (.641)     (.569)     (.569)

Redemption fees added to paid   .001                           .001                      .000       .000       .001
in capital

Net asset value,  end of       $ 10.700                       $ 10.880                  $ 11.580   $ 11.420   $ 11.240
period

TOTAL RETURN B, C               0.88%                          (1.12)%                   7.20%      6.88%      5.65%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 314,926                      $ 346,113                 $ 373,433  $ 341,633  $ 334,620
(000 omitted)

Ratio of expenses to average    .51% A                         .55%                      .55%       .55%       .55%
net assets

Ratio of expenses to average    .44% A, E                      .49% E                    .54% E     .55%       .52% E
net assets after expense
reductions

Ratio of net interest income    5.09% A                        4.69%                     4.71%      4.98%      5.15%
to average net assets

Portfolio turnover rate         31% A                          23%                       8%         12%        30%



FINANCIAL HIGHLIGHTS

                               YEARS ENDED NOVEMBER 30,

                               1995

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 9.960
period

Income from Investment          .617
Operations Net interest
income

Net realized  and unrealized    1.270
gain (loss)

Total from investment           1.887
operations

Less Distributions

From net  interest income       (.617)

From net  realized gain         (.020)

In excess of net  realized      (.010)
gain

Total distributions             (.647)

Redemption fees added to paid   .000
in capital

Net asset value,  end of       $ 11.200
period

TOTAL RETURN B, C               19.41%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 358,849
(000 omitted)

Ratio of expenses to average    .55%
net assets

Ratio of expenses to average    .55%
net assets after expense
reductions

Ratio of net interest income    5.73%
to average net assets

Portfolio turnover rate         39%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

SPARTAN CONNECTICUT MUNICIPAL MONEY MARKET FUND

PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in value of an investment, assuming reinvestment of the fund's dividend income, but does not include the effect of the fund's $5 account closeout fee on an average-sized account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 2000    PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

SPARTAN CT MUNICIPAL MONEY    1.65%          3.08%        16.24%        31.22%
MARKET

Connecticut Tax-Free Money    1.50%          2.78%        14.86%        n/a
Market Funds Average


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on March 4, 1991. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the Connecticut tax-free money market funds average, which reflects the performance of tax-free money market funds with similar objectives tracked by iMoneyNet, Inc. The past six months average represents a peer group of 10 money market funds.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 2000      PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

SPARTAN CT MUNICIPAL MONEY      3.08%        3.06%         2.98%
MARKET

Connecticut Tax-Free Money      2.78%        2.81%         n/a
Market Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

YIELDS

                               5/29/00  2/28/00  11/29/99  8/30/99  5/31/99

Spartan Connecticut            3.59%    3.17%    3.15%     2.69%    2.69%
Municipal Money   Market Fund



Connecticut Tax-Free  Money    3.31%    2.85%    2.88%     2.45%    2.41%
Market Funds Average



Spartan Connecticut            5.87%    5.18%    5.14%     4.40%    4.39%
Municipal Money   Market
Fund -  Tax-equivalent



Portion of fund's income       24.18%   21.17%   19.18%    24.29%   19.33%
subject to state taxes


YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the Connecticut tax-free money market funds average as tracked by iMoneyNet, Inc. or you can look at the fund's tax-equivalent yield, which is based on a combined effective 2000 federal and state income tax rate of 38.88%. The fund's yields mentioned above reflect that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

(checkmark)COMPARING
PERFORMANCE

Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight
comparison between the two
may be misleading because it
ignores the way taxes reduce
taxable returns. Tax-equivalent
yield - the yield you'd have to
earn on a similar taxable
investment to match the tax-free
yield - makes the comparison
more meaningful. Keep in mind
that the U.S. government
neither insures nor
guarantees a money market
fund. In fact, there is no
assurance that a money market
fund will maintain a $1 share
price.

SPARTAN CONNECTICUT MUNICIPAL MONEY MARKET FUND

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Scott Orr)

An interview with Scott Orr, Portfolio Manager of Spartan Connecticut Municipal Money Market Fund

Q. SCOTT, WHAT WAS THE INVESTMENT ENVIRONMENT LIKE DURING THE SIX
MONTHS THAT ENDED MAY 31, 2000?

A. Throughout the period, economic growth was strong, unemployment hit historically low levels and consumer spending was robust. Such a backdrop ordinarily would cause inflationary pressures to build. To avert that possibility, the Federal Reserve Board continued its program of raising interest rates in an effort to slow growth and head off inflation. For most of the period, the debate in the market was not if, but by how much the Fed was going to raise rates. From late 1999 through the second quarter of 2000, growth remained strong but inflation was subdued, so the Fed raised the rate banks charge each other for overnight loans - known as the fed funds target rate - by increments of 0.25 percentage points in February and March 2000. However, in April and May the consumer price index increased slightly and the employment cost index - a broad measure of the costs incurred by businesses for wages and benefits - posted a gain that was much higher than expected. These developments put the Fed in a position where it needed to catch up a bit, because indications were that it might have been behind the curve in raising rates. In response, the Fed became more aggressive at its May meeting, raising the fed funds target rate by 0.50 percentage points, bringing it to 6.50% at the end of the period.

Q. WHAT WAS YOUR STRATEGY WITH THE FUND?

A. Anticipating rising interest rates, I weighed buying one-year fixed-rate paper against investing in variable-rate securities. I purchased fixed-rate notes when their yields reflected my expectations of higher rates going forward. When such alternatives were not available, I invested in variable-rate securities, which are reset at regular intervals to take advantage of rising rates. Overall, the fund's maturity trended downward because there weren't many attractive fixed-rate securities available. In addition, I invested the fund in out-of-state securities - within the limits of the fund's investment policies - in order to provide shareholders with a higher tax-adjusted yield. In certain cases, yields on Connecticut obligations were sufficiently low so that comparable out-of-state obligations offered a higher tax-adjusted yield even though they were subject to Connecticut tax. Although more of shareholders' income will be taxable than if I had purchased exclusively Connecticut obligations, shareholders may be able to retain more of the fund's dividends after taxes are taken into account. The fund also may invest out-of-state if there is a limited supply of Connecticut obligations.

Q. HOW DID THE FUND PERFORM?

A. The fund's seven-day yield on May 31, 2000, was 3.59%, compared to 3.15% six months ago. The more recent seven-day yield was the equivalent of a 5.88% taxable rate of return for Connecticut investors in the 38.88% combined state and federal income tax bracket. The fund's yields reflect that a portion of the fund's income was subject to state taxes. Through May 31, 2000, the fund's six-month total return was 1.65%, compared to 1.50% for the Connecticut tax-free money market funds average, according to iMoneyNet, Inc.

Q. WHAT IS YOUR OUTLOOK, SCOTT?

A. Some signs have emerged recently indicating that the pace of U.S. economic growth is slowing somewhat, perhaps because rising interest rates have taken a bite out of growth, or because a more volatile stock market has dampened the wealth effect that helped spur consumer spending. Nevertheless, the preponderance of the data still indicates that the U.S. economy continues to advance. As a result, many market observers currently believe that the Fed still may need to raise the fed funds target rate, perhaps to even as high as 7.00%, to make sure that inflation is in check. However, some are beginning to feel that the Fed may be through raising rates for the time being. We'll be watching emerging data closely, although we think rates will trend higher.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: high current income
exempt from federal and, to the
extent possible, from
Connecticut personal income
taxes, while maintaining share
price stability by investing in
high-quality, short-term
Connecticut municipal money
market securities

FUND NUMBER: 425

TRADING SYMBOL: SPCXX

START DATE: March 4, 1991

SIZE: as of May 31, 2000,
more than $182 million

MANAGER: Scott Orr, since
1997; manager, various
Fidelity and Spartan
municipal money market
funds; joined Fidelity in 1989

NOTE TO SHAREHOLDERS: Effective July 1, 2000, Norm Lind became
Portfolio Manager of Spartan Connecticut Municipal Money Market Fund.

SPARTAN CONNECTICUT MUNICIPAL MONEY MARKET FUND

INVESTMENT CHANGES





MATURITY DIVERSIFICATION

DAYS                           % OF FUND'S INVESTMENTS 5/31/00  % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS 5/31/99
                                                                11/30/99

  0 - 30                        64.6                             54.7                     59.4

 31 - 90                        11.2                             24.5                     21.5

 91 - 180                       20.6                             2.7                      19.1

181 - 397                       3.6                              18.1                     0.0

WEIGHTED AVERAGE MATURITY

                               5/31/00                          11/30/99                 5/31/99

Spartan Connecticut Municipal  43 DAYS                          69 Days                  39 Days
Money Market Fund

Connecticut Tax-Free Money     46 DAYS                          62 Days                  40 Days
Market Funds Average*



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF MAY 31, 2000                                              AS OF NOVEMBER 30, 1999

Variable Rate  Demand Notes                                     Variable Rate  Demand Notes
(VRDNs)                          39.9%                          (VRDNs)                           38.1%

Commercial Paper (including                                     Commercial Paper (including
CP Mode)                         17.5%                          CP Mode)                          20.7%

Tender Bonds                      6.3%                          Tender Bonds                      11.8%

Municipal Notes                   9.3%                          Municipal Notes                    8.9%

Municipal Money  Market Funds    18.6%                          Municipal Money  Market Funds     16.1%

Other Investments  and Net                                      Other Investments  and Net
Other Assets                      8.4%                          Other Assets                       4.4%

Row: 1, Col: 1, Value: 39.9                                     Row: 1, Col: 1, Value: 38.1
Row: 1, Col: 2, Value: nil                                      Row: 1, Col: 2, Value: nil
Row: 1, Col: 3, Value: 17.5                                     Row: 1, Col: 3, Value: 20.7
Row: 1, Col: 4, Value: 6.3                                      Row: 1, Col: 4, Value: 11.8
Row: 1, Col: 5, Value: 9.300000000000001                        Row: 1, Col: 5, Value: 8.9
Row: 1, Col: 6, Value: 18.6                                     Row: 1, Col: 6, Value: 16.1
Row: 1, Col: 7, Value: 0.0                                      Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 8.4                                      Row: 1, Col: 8, Value: 4.4





SPARTAN CONNECTICUT MUNICIPAL MONEY MARKET FUND

INVESTMENTS MAY 31, 2000 (UNAUDITED)

Showing Percentage of Net Assets


MUNICIPAL SECURITIES - 97.8%

                               PRINCIPAL AMOUNT      VALUE (NOTE 1)

CONNECTICUT - 77.3%

Connecticut Dev. Auth. Arpt.
Facilities Rev. (Bradley
Arpt. Hotel Proj.):

Series 1997 A, 4.2%, LOC       $ 1,100,000           $ 1,100,000
Kredietbank, VRDN (a)

Series 1997 B, 4.2%, LOC        1,000,000             1,000,000
Royal Bank of Canada, VRDN
(a)

Series 1997 C, 4.2%, LOC        470,000               470,000
Fleet Nat'l. Bank, VRDN (a)

Connecticut Dev. Auth. Health   6,900,000             6,900,000
Care Rev. (Corp. for
Independent Living Proj.)
Series 1990, 4%, LOC Chase
Manhattan Bank, VRDN (a)

Connecticut Dev. Auth. Ind.
Dev. Rev.:

(Rojo Enterprises LLC Proj.)    900,000               900,000
4.3%, LOC Fleet Bank NA,
VRDN (a)

(W.E. Bassett Co. Proj.)        700,000               700,000
Series 1986, 4.4%,  LOC
BankBoston NA, VRDN (a)(d)

Connecticut Dev. Auth. Poll.
Cont. Rev.:

Bonds (New England Pwr. Co.     1,200,000             1,200,000
Proj.) Series 1999, 4.375%
tender 8/22/00, CP mode

(Connecticut Lt. & Pwr. Co.     3,400,000             3,400,000
Proj.) Series 1996 A, 4.3%
(AMBAC Insured) (BPA Societe
Generale), VRDN (a)(d)

Connecticut Dev. Auth. Rev.
(Exeter Energy Proj.):

Series 1989 A, 4.3%, LOC        3,900,000             3,900,000
Sanwa Bank Ltd., VRDN (a)(d)

Series 1989 B, 4.3%, LOC        1,500,000             1,500,000
Sanwa Bank Ltd., VRDN (a)(d)

Connecticut Gen. Oblig.:

Bonds:

Series 1999 A4, 4% 6/15/00      3,100,000             3,100,773

Series B, 5.5% 10/1/00          1,000,000             1,004,862

Series C, 5% 8/1/00             1,440,000             1,442,392

Participating VRDN Series PA    1,495,000             1,495,000
347, 4.15% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (a)(e)

Connecticut Health & Edl.
Facilities Auth. Rev.:

Bonds (Yale Univ. Proj.)
Series S2:

4.15% tender 9/8/00, CP mode    5,200,000             5,200,000

4.7% tender 6/7/00, CP mode     1,500,000             1,500,000

(Yale Univ. Proj.):

Series U1, 4.1%, VRDN (a)       12,745,000            12,745,000

Series U2, 4.1%, VRDN (a)       4,000,000             4,000,000

Connecticut Hsg. Fin. Auth.:

Participating VRDN:

Series Merlots 97 L, 4.25%      1,780,000             1,780,000
(Liquidity Facility First
Union Nat'l. Bank, North
Carolina) (a)(d)(e)

Series PT 1003, 4.2%            6,380,000             6,380,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(d)(e)

Series PT 148, 4.15%            1,495,000             1,495,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(e)

MUNICIPAL SECURITIES -
CONTINUED

                               PRINCIPAL AMOUNT      VALUE (NOTE 1)

CONNECTICUT - CONTINUED

Connecticut Hsg. Fin. Auth.:
- continued

Participating VRDN:

Series PT 81, 4.2% (Liquidity  $ 1,400,000           $ 1,400,000
Facility Merrill Lynch &
Co., Inc.) (a)(d)(e)

(Hsg. Mtg. Fin. Prog.):

Series 1990 D, 4.3%             4,000,000             4,000,000
(Liquidity Facility Fed.
Home Ln. Bank of Boston),
VRDN (a)(d)

Series 1995 G, 4.15% (AMBAC     1,900,000             1,900,000
Insured) (BPA Morgan
Guaranty Trust Co., NY),
VRDN (a)

Connecticut Spl. Assessment
Second Injury Fund:

3.9% 6/19/00, LOC Cr.           1,300,000             1,300,000
Agricole Indosuez,  LOC
Dexia Bank Belgium, CP

3.95% 9/13/00, LOC Cr.          3,100,000             3,100,000
Agricole Indosuez,  LOC
Dexia Bank Belgium, CP

4.2% 9/12/00, LOC Cr.           6,000,000             6,000,000
Agricole Indosuez,  LOC
Dexia Bank Belgium, CP

4.2% 9/13/00, LOC Cr.           6,900,000             6,900,000
Agricole Indosuez,  LOC
Dexia Bank Belgium, CP

4.45% 9/13/00, LOC Cr.          3,600,000             3,600,000
Agricole Indosuez,  LOC
Dexia Bank Belgium, CP

4.55% 9/14/00, LOC Cr.          1,500,000             1,500,000
Agricole Indosuez,  LOC
Dexia Bank Belgium, CP

4.6% 9/14/00, LOC Cr.           1,700,000             1,700,000
Agricole Indosuez,  LOC
Dexia Bank Belgium, CP

Connecticut Spl. Assessment     11,500,000            11,500,000
Unemployment Compensation
Advisor Fund Rev. Bonds
Series 1993 C, 3.38%, tender
7/1/00 (FGIC Insured), LOC
FGIC-SPI (a)

Connecticut Spl. Tax Oblig.
Rev.:

Bonds (Trans. Infrastructure
Proj.) Series A:

4.5% 12/1/00                    1,540,000             1,545,389

8% 6/1/01                       2,000,000             2,068,390

(Trans. Infrastructure Proj.)   11,880,000            11,880,000
Series 1, 4.1%, LOC
Commerzbank AG, VRDN (a)

Coventry Gen. Oblig. BAN        1,760,000             1,763,423
4.25% 12/13/00

Groton Town BAN Series A,       2,800,000             2,800,374
3.5% 6/13/00

Hartford Redev. Agcy.           2,400,000             2,400,000
Multi-family Mtg. Rev. Rfdg.
(Underwood Towers Proj.)
4.1% (FSA Insured)  (BPA
Societe Generale), VRDN (a)

Orange Gen. Oblig. BAN 3.8%     1,350,000             1,351,082
8/16/00

Seymour Gen. Oblig. BAN 4.25%   3,000,000             3,003,785
9/20/00

Shelton Gen. Oblig. BAN 4.25%   4,800,000             4,809,400
11/21/00

Stamford Gen. Oblig. Bonds      1,190,000             1,191,141
4.5% 7/15/00

Stratford Gen. Oblig. BAN       2,150,000             2,151,275
3.75% 8/23/00

MUNICIPAL SECURITIES -
CONTINUED

                               PRINCIPAL AMOUNT      VALUE (NOTE 1)

CONNECTICUT - CONTINUED

Univ. of Connecticut Bonds     $ 1,000,000           $ 1,000,000
Series 2000 A, 4% 3/1/01

Woodbridge Gen. Oblig. BAN      1,290,000             1,291,159
4.25% 8/15/00

                                                      141,368,445

LOUISIANA - 0.7%

West Baton Rouge Parish Indl.   1,200,000             1,200,000
District #3 Rev. (Dow
Chemical Co. Proj.) Series
1995, 4.6%, VRDN (a)(d)

TEXAS - 1.2%

West Side Calhoun County        2,200,000             2,200,000
Navigation District Envir.
Facilities Rev. (BP
Chemicals, Inc. Proj.)
Series 2000, 4.55%, VRDN
(a)(d)

                               SHARES

OTHER - 18.6%

Municipal Central Cash Fund,    34,063,799            34,063,799
4.40% (b)(c)

TOTAL INVESTMENT PORTFOLIO -                          178,832,244
97.8%

NET OTHER ASSETS - 2.2%                                 3,976,324

NET ASSETS - 100%                                   $ 182,808,568

Total Cost for Income Tax Purposes                  $ 178,832,244

SECURITY TYPE ABBREVIATIONS

BAN - BOND ANTICIPATION NOTE

CP  - COMMERCIAL PAPER

VRDN - VARIABLE RATE DEMAND NOTE

LEGEND

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(e) Provides evidence of ownership in one or more underlying municipal bonds.

INCOME TAX INFORMATION

At November 30, 1999, the fund had a capital loss carryforward of approximately $3,000, all of which will expire on November 30, 2006.

SPARTAN CONNECTICUT MUNICIPAL MONEY MARKET FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                MAY 31, 2000 (UNAUDITED)

ASSETS

Investment in securities, at              $ 178,832,244
value -  See accompanying
schedule

Cash                                       18,641

Receivable for investments                 3,007,418
sold on a  delayed delivery
basis

Receivable for fund shares                 119,043
sold

Interest receivable                        1,320,710

 TOTAL ASSETS                              183,298,056

LIABILITIES

Payable for fund shares        $ 317,833
redeemed

Distributions payable           93,990

Accrued management fee          76,948

Other payables and accrued      717
expenses

 TOTAL LIABILITIES                         489,488

NET ASSETS                                $ 182,808,568

Net Assets consist of:

Paid in capital                           $ 182,811,174

Accumulated net realized gain              (2,606)
(loss) on investments

NET ASSETS, for 182,811,172               $ 182,808,568
shares outstanding

NET ASSET VALUE, offering                  $1.00
price and redemption price
per share ($182,808,568
(divided by) 182,811,172
shares)

STATEMENT OF OPERATIONS
                           SIX MONTHS ENDED MAY 31,
                                   2000 (UNAUDITED)

INTEREST INCOME                         $ 3,574,091

Expenses

Management fee               $ 474,025

Non-interested trustees'      269
compensation

 Total expenses before        474,294
reductions

 Expense reductions           (9,719)    464,575

NET INTEREST INCOME                      3,109,516

NET REALIZED GAIN (LOSS) ON              (26)
INVESTMENTS

NET INCREASE IN NET ASSETS              $ 3,109,490
RESULTING FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                 SIX MONTHS ENDED MAY 31, 2000  YEAR ENDED NOVEMBER 30, 1999
                                 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 3,109,516                    $ 4,947,200

 Net realized gain (loss)         (26)                           9,284

 NET INCREASE (DECREASE) IN       3,109,490                      4,956,484
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (3,109,516)                    (4,947,200)
from net interest income

Share transactions at net         111,976,856                    179,196,024
asset value of $1.00 per
share Proceeds from sales of
shares

 Reinvestment of                  2,667,739                      4,524,889
distributions from net
interest income

 Cost of shares redeemed          (126,080,669)                  (179,524,952)

 NET INCREASE (DECREASE) IN       (11,436,074)                   4,195,961
NET ASSETS AND SHARES
RESULTING FROM SHARE
TRANSACTIONS

  TOTAL INCREASE (DECREASE)       (11,436,100)                   4,205,245
IN NET ASSETS

NET ASSETS

 Beginning of period              194,244,668                    190,039,423

 End of period                   $ 182,808,568                  $ 194,244,668


FINANCIAL HIGHLIGHTS

                               SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                               (UNAUDITED)                    1999                      1998       1997       1996

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 1.000                        $ 1.000                   $ 1.000    $ 1.000    $ 1.000
period

Income from Investment          .016                           .027                      .030       .031       .030
Operations Net interest
income

Less Distributions

From net  interest income       (.016)                         (.027)                    (.030)     (.031)     (.030)

Net asset value,  end of       $ 1.000                        $ 1.000                   $ 1.000    $ 1.000    $ 1.000
period

TOTAL RETURN B, C               1.65%                          2.70%                     3.05%      3.12%      3.08%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 182,809                      $ 194,245                 $ 190,039  $ 163,647  $ 186,974
(000 omitted)

Ratio of expenses to average    .50% A                         .50%                      .50%       .50%       .50%
net assets

Ratio of expenses to average    .49% A, D                      .49% D                    .49% D     .50%       .50%
net assets after expense
reductions

Ratio of net interest income    3.28% A                        2.67%                     3.00%      3.08%      3.04%
to average net assets



FINANCIAL HIGHLIGHTS

                               YEARS ENDED NOVEMBER 30,

                               1995

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 1.000
period

Income from Investment          .034
Operations Net interest
income

Less Distributions

From net  interest income       (.034)

Net asset value,  end of       $ 1.000
period

TOTAL RETURN B, C               3.41%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 175,622
(000 omitted)

Ratio of expenses to average    .50%
net assets

Ratio of expenses to average    .50%
net assets after expense
reductions

Ratio of net interest income    3.36%
to average net assets


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

FIDELITY CONNECTICUT MUNICIPAL MONEY MARKET FUND
PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 2000    PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY CT MUNICIPAL MONEY   1.63%          3.02%        15.75%        35.23%
MARKET

Connecticut Tax-Free Money    1.50%          2.78%        14.86%        31.70%
Market Funds Average


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the Connecticut tax-free money market funds average, which reflects the performance of tax-free money market funds with similar objectives tracked by iMoneyNet, Inc. The past six months average represents a peer group of 10 money market funds.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 2000      PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY CT MUNICIPAL MONEY     3.02%        2.97%         3.06%
MARKET

Connecticut Tax-Free Money      2.78%        2.81%         2.79%
Market Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

YIELDS

                               5/29/00  2/28/00  11/29/99  8/30/99  5/31/99

Fidelity Connecticut           3.56%    2.97%    3.05%     2.66%    2.65%
Municipal Money   Market Fund



Connecticut Tax-Free  Money    3.31%    2.85%    2.88%     2.45%    2.41%
Market Funds Average



Fidelity Connecticut           5.81%    4.85%    4.98%     4.35%    4.34%
Municipal Money   Market
Fund -  Tax-equivalent



Portion of fund's income       22.64%   25.82%   18.96%    16.33%   13.83%
subject to state taxes


YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the Connecticut tax-free money market funds average as tracked by iMoneyNet, Inc. or you can look at the fund's tax-equivalent yield, which is based on a combined effective 2000 federal and state income tax rate of 38.88%. The fund's yields mentioned above reflect that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

(checkmark)COMPARING
PERFORMANCE

Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight
comparison between the two
may be misleading because it
ignores the way taxes reduce
taxable returns. Tax-equivalent
yield - the yield you'd have to
earn on a similar taxable
investment to match the tax-free
yield - makes the comparison
more meaningful. Keep in mind
that the U.S. government
neither insures nor guarantees
a money market fund. In fact,
there is no assurance that a
money market fund will
maintain a $1 share price.

A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

FIDELITY CONNECTICUT MUNICIPAL MONEY MARKET FUND

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Scott Orr)

An interview with Scott Orr, Portfolio Manager of Fidelity Connecticut Municipal Money Market Fund

Q. SCOTT, WHAT WAS THE INVESTMENT ENVIRONMENT LIKE DURING THE SIX
MONTHS THAT ENDED MAY 31, 2000?

A. Throughout the period, economic growth was strong, unemployment hit historically low levels and consumer spending was robust. Such a backdrop ordinarily would cause inflationary pressures to build. To avert that possibility, the Federal Reserve Board continued its program of raising interest rates in an effort to slow growth and head off inflation. For most of the period, the debate in the market was not if, but by how much the Fed was going to raise rates. From late 1999 through the second quarter of 2000, growth remained strong but inflation was subdued, so the Fed raised the rate banks charge each other for overnight loans - known as the fed funds target rate - by increments of 0.25 percentage points in February and March 2000. However, in April and May the consumer price index increased slightly and the employment cost index - a broad measure of the costs incurred by businesses for wages and benefits - posted a gain that was much higher than expected. These developments put the Fed in a position where it needed to catch up a bit, because indications were that it might have been behind the curve in raising rates. In response, the Fed became more aggressive at its May meeting, raising the fed funds target rate by 0.50 percentage points, bringing it to 6.50% at the end of the period.

Q. WHAT WAS YOUR STRATEGY WITH THE FUND?

A. Anticipating rising interest rates, I weighed buying one-year fixed-rate paper against investing in variable-rate securities. I purchased fixed-rate notes when their yields reflected my expectations of higher rates going forward. When such alternatives were not available, I invested in variable-rate securities, which are reset at regular intervals to take advantage of rising rates. Overall, the fund's maturity trended downward because there weren't many attractive fixed-rate securities available. In addition, I invested the fund in out-of-state securities - within the limits of the fund's investment policies - in order to provide shareholders with a higher tax-adjusted yield. In certain cases, yields on Connecticut obligations were sufficiently low so that comparable out-of-state obligations offered a higher tax-adjusted yield even though they were subject to Connecticut tax. Although more of shareholders' income will be taxable than if I had purchased exclusively Connecticut obligations, shareholders may be able to retain more of the fund's dividends after taxes are taken into account. The fund also may invest out-of-state if there is a limited supply of Connecticut obligations.

Q. HOW DID THE FUND PERFORM?

A. The fund's seven-day yield on May 31, 2000, was 3.57%, compared to 3.05% six months ago. The more recent seven-day yield was the equivalent of a 5.83% taxable rate of return for Connecticut investors in the 38.88% combined state and federal income tax bracket. The fund's yields reflect that a portion of the fund's income was subject to state taxes. Through May 31, 2000, the fund's six-month total return was 1.63%, compared to 1.50% for the Connecticut tax-free money market funds average, according to iMoneyNet, Inc.

Q. WHAT IS YOUR OUTLOOK, SCOTT?

A. Some signs have emerged recently indicating that the pace of U.S. economic growth is slowing somewhat, perhaps because rising interest rates have taken a bite out of growth, or because a more volatile stock market has dampened the wealth effect that helped spur consumer spending. Nevertheless, the preponderance of the data still indicates that the U.S. economy continues to advance. As a result, many market observers currently believe that the Fed still may need to raise the fed funds target rate, perhaps to even as high as 7.00%, to make sure that inflation is in check. However, some are beginning to feel that the Fed may be through raising rates for the time being. We'll be watching emerging data closely, although we think rates will trend higher.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL:  high current income
exempt from federal and, to the
extent possible, from
Connecticut personal income
tax, while maintaining share
price stability by investing in
high-quality, short-term
Connecticut municipal money
market securities

FUND NUMBER: 418

TRADING SYMBOL: FCMXX

START DATE: August 29, 1989

SIZE: as of May 31, 2000,
more than $610 million

MANAGER: Scott Orr, since
1997; manager, various
Fidelity and Spartan
municipal money market
funds; joined Fidelity in 1989

NOTE TO SHAREHOLDERS: Effective July 1, 2000, Norm Lind became
Portfolio Manager of Fidelity Connecticut Municipal Money Market Fund.

FIDELITY CONNECTICUT MUNICIPAL MONEY MARKET FUND

INVESTMENT CHANGES





MATURITY DIVERSIFICATION

DAYS                          % OF FUND'S  INVESTMENTS  % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS 5/31/99
                              5/31/00                   11/30/99

  0 - 30                       66.5                      50.7                     60.5

 31 - 90                       9.4                       27.2                     22.1

 91 - 180                      18.1                      3.6                      16.1

181 - 397                      6.0                       18.5                     1.3

WEIGHTED AVERAGE MATURITY

                              5/31/00                   11/30/99                 5/31/99

Fidelity Connecticut          47 DAYS                   73 Days                  40 Days
Municipal  Money Market Fund

Connecticut Tax-Free Money    46 DAYS                   62 Days                  40 Days
Market Funds Average*



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF MAY 31, 2000                                             AS OF NOVEMBER 30, 1999

Variable Rate  Demand Notes                                    Variable Rate  Demand Notes
(VRDNs)                         38.1%                          (VRDNs)                            32.2%

Commercial Paper (including                                    Commercial Paper (including
CP Mode)                        18.8%                          CP Mode)                           24.0%

Tender Bonds                     5.5%                          Tender Bonds                       13.6%

Municipal Notes                  9.0%                          Municipal Notes                     9.5%

Municipal Money  Market Funds   17.2%                          Municipal Money  Market Funds      17.7%

Other Investments  and Net                                     Other Investments  and Net
Other Assets                    11.4%                          Other Assets                        3.0%

Row: 1, Col: 1, Value: 38.1                                    Row: 1, Col: 1, Value: 32.2
Row: 1, Col: 2, Value: nil                                     Row: 1, Col: 2, Value: nil
Row: 1, Col: 3, Value: 18.8                                    Row: 1, Col: 3, Value: 24.0
Row: 1, Col: 4, Value: 5.5                                     Row: 1, Col: 4, Value: 13.6
Row: 1, Col: 5, Value: 9.0                                     Row: 1, Col: 5, Value: 9.5
Row: 1, Col: 6, Value: 17.2                                    Row: 1, Col: 6, Value: 17.7
Row: 1, Col: 7, Value: 0.0                                     Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 11.4                                    Row: 1, Col: 8, Value: 3.0





FIDELITY CONNECTICUT MUNICIPAL MONEY MARKET FUND

INVESTMENTS MAY 31, 2000 (UNAUDITED)

Showing Percentage of Net Assets



MUNICIPAL SECURITIES - 95.7%

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

CONNECTICUT - 74.8%

Connecticut Dev. Auth. Arpt.
Facilities Rev. (Bradley
Arpt. Hotel Proj.):

Series 1997 A, 4.2%, LOC         $ 3,700,000                      $ 3,700,000
Kredietbank, VRDN (a)

Series 1997 C, 4.2%, LOC          730,000                          730,000
Fleet Nat'l. Bank, VRDN (a)

Connecticut Dev. Auth. Health
Care Rev.:

(Corp. for Independent Living     3,800,000                        3,800,000
Proj.) Series 1990, 4%,  LOC
Chase Manhattan Bank, VRDN
(a)

Rfdg. (Corp. for Independent      2,565,000                        2,565,000
Living Proj.) Series 1999,
4%, LOC Dexia Cr. Local de
France, VRDN (a)

Connecticut Dev. Auth. Ind.
Dev. Rev.:

(Rojo Enterprises LLC Proj.)      1,650,000                        1,650,000
4.3%, LOC Fleet Bank NA,
VRDN (a)

(The Energy Network/Sina          2,100,000                        2,100,000
Proj.) Series 2000, 4.25%,
LOC Fleet Nat'l. Bank, VRDN
(a)(d)

(W.E. Bassett Co. Proj.)          700,000                          700,000
Series 1986, 4.4%,  LOC
BankBoston NA, VRDN (a)(d)

Rfdg. (Cap. District Energy       6,600,000                        6,600,000
Ctr. Proj.) Series 1998,
4.25%, LOC Fleet Nat'l.
Bank, VRDN (a)(d)

Connecticut Dev. Auth. Poll.
Cont. Rev.:

Bonds (New England Pwr. Co.       2,800,000                        2,800,000
Proj.) Series 1999, 4.375%
tender 8/22/00, CP mode

(Connecticut Lt. & Pwr. Co.       3,400,000                        3,400,000
Proj.) Series 1996 A, 4.3%
(AMBAC Insured) (BPA Societe
Generale), VRDN (a)(d)

Connecticut Dev. Auth. Rev.
(Exeter Energy Proj.):

Series 1989 A, 4.3%, LOC          6,400,000                        6,400,000
Sanwa Bank Ltd., VRDN (a)(d)

Series 1989 B, 4.3%, LOC          12,550,000                       12,550,000
Sanwa Bank Ltd., VRDN (a)(d)

Connecticut Gen. Oblig.:

Bonds:

Series 1998 C, 4% 10/15/00        2,000,000                        2,002,234

Series 1999 A4, 4% 6/15/00        8,900,000                        8,902,219

Series A:

6% 3/15/01                        2,500,000                        2,537,767

6.4% 3/1/02 (Pre-Refunded to      3,000,000                        3,110,058
3/1/01 @ 102) (e)

6.5% 3/1/03 (Pre-Refunded to      2,400,000                        2,488,703
3/1/01 @ 102) (e)

5% 3/15/01                        2,000,000                        2,013,994

Participating VRDN:

Series MSDW 98 186, 4.18%         3,205,000                        3,205,000
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(a)(f)

Series PA 347, 4.15%              3,500,000                        3,500,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(f)

Connecticut Health & Edl.
Facilities Auth. Rev.:

Bonds (Yale Univ. Proj.):

Series S1, 3.95% tender           18,000,000                       18,000,000
6/1/00, CP mode

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

CONNECTICUT - CONTINUED

Connecticut Health & Edl.
Facilities Auth. Rev.: -
continued

Bonds (Yale Univ. Proj.):

Series S2:

4.15% tender 9/8/00, CP mode     $ 7,900,000                      $ 7,900,000

4.25% tender 9/8/00, CP mode      3,100,000                        3,100,000

(Pomfret School Issue Proj.)      900,000                          900,000
Series A, 4.25%,  LOC Dexia
Cr. Local de France, VRDN (a)

(Taft School Issue Proj.)         2,900,000                        2,900,000
Series E, 4.05%, LOC First
Union Nat'l. Bank, North
Carolina, VRDN (a)

(Yale Univ. Proj.):

Series U1, 4.1%, VRDN (a)         32,500,000                       32,500,000

Series U2, 4.1%, VRDN (a)         7,000,000                        7,000,000

Connecticut Hsg. Fin. Auth.:

Participating VRDN:

Series Merlots 00 P, 4.45%        2,500,000                        2,500,000
(Liquidity Facility First
Union Nat'l. Bank, North
Carolina) (a)(d)(f)

Series Merlots 97 L, 4.25%        3,645,000                        3,645,000
(Liquidity Facility First
Union Nat'l. Bank, North
Carolina) (a)(d)(f)

Series PT 1003, 4.2%              17,625,000                       17,625,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(d)(f)

Series PT 81, 4.2% (Liquidity     2,420,000                        2,420,000
Facility Merrill Lynch &
Co., Inc.) (a)(d)(f)

(Hsg. Mtg. Fin. Prog.):

Series 1990 C, 4.3%               8,275,000                        8,275,000
(Liquidity Facility Fed.
Home Ln. Bank of Boston),
VRDN (a)(d)

Series 1990 D, 4.3%               3,745,000                        3,745,000
(Liquidity Facility Fed.
Home Ln. Bank of Boston),
VRDN (a)(d)

Series 1995 G, 4.15% (AMBAC       18,535,000                       18,535,000
Insured)  (BPA Morgan
Guaranty Trust Co., NY),
VRDN (a)

Connecticut Spl. Assessment
Second Injury Fund:

3.9% 6/9/00, LOC Cr. Agricole     10,000,000                       10,000,000
Indosuez,  LOC Dexia Bank
Belgium, CP

3.9% 6/19/00, LOC Cr.             5,600,000                        5,600,000
Agricole Indosuez,  LOC
Dexia Bank Belgium, CP

3.95% 9/13/00, LOC Cr.            8,400,000                        8,400,000
Agricole Indosuez,  LOC
Dexia Bank Belgium, CP

3.95% 9/14/00, LOC Cr.            14,700,000                       14,700,000
Agricole Indosuez,  LOC
Dexia Bank Belgium, CP

4.2% 9/12/00, LOC Cr.             5,000,000                        5,000,000
Agricole Indosuez,  LOC
Dexia Bank Belgium, CP

4.2% 9/13/00, LOC Cr.             15,900,000                       15,900,000
Agricole Indosuez,  LOC
Dexia Bank Belgium, CP

4.45% 9/13/00, LOC Cr.            11,600,000                       11,600,000
Agricole Indosuez,  LOC
Dexia Bank Belgium, CP

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

CONNECTICUT - CONTINUED

Connecticut Spl. Assessment
Second Injury Fund: -
continued

4.55% 9/14/00, LOC Cr.           $ 5,000,000                      $ 5,000,000
Agricole Indosuez,  LOC
Dexia Bank Belgium, CP

4.55% 9/14/00, LOC Cr.            2,000,000                        2,000,000
Agricole Indosuez,  LOC
Dexia Bank Belgium, CP

4.6% 9/14/00, LOC Cr.             5,300,000                        5,300,000
Agricole Indosuez,  LOC
Dexia Bank Belgium, CP

Connecticut Spl. Assessment
Unemployment Compensation
Advisor Fund Rev.:

Bonds:

(Connecticut Unemployment         3,000,000                        3,028,450
Proj.) Series A, 5.5%
5/15/01 (AMBAC Insured)

Series 1993 C, 3.38%, tender      33,480,000                       33,480,000
7/1/00 (FGIC Insured), LOC
FGIC-SPI (a)

Rfdg. Bonds (Connecticut          3,000,000                        3,019,805
Unemployment Proj.) Series
A, 5.5% 11/15/00 (AMBAC
Insured)

Connecticut Spl. Tax Oblig.
Rev.:

Bonds (Trans. Infrastructure
Proj.) Series A:

4.5% 12/1/00                      4,300,000                        4,315,046

8% 6/1/01                         3,500,000                        3,619,683

Participating VRDN:

Series MSDW 00 292, 4.15%         2,300,000                        2,300,000
(Liquidity Facility  Morgan
Stanley Dean Witter & Co.)
(a)(f)

Series MSDW 98 52, 4.15%          1,700,000                        1,700,000
(Liquidity Facility  Morgan
Stanley Dean Witter & Co.)
(a)(f)

(Trans. Infrastructure Proj.)     36,760,000                       36,760,000
Series 1, 4.1%,  LOC
Commerzbank AG, VRDN (a)

Coventry Gen. Oblig. BAN          4,900,000                        4,909,529
4.25% 12/13/00

Groton Town BAN:

Series A, 3.5% 6/13/00            2,200,000                        2,200,294

Series B, 3.5% 6/13/00            5,318,000                        5,318,710

Hamden Gen. Oblig. BAN 4.4%       3,455,000                        3,463,005
1/24/01

Hartford Redev. Agcy.             11,945,000                       11,945,000
Multi-family Mtg. Rev. Rfdg.
(Underwood Towers Proj.)
4.1% (FSA Insured)  (BPA
Societe Generale), VRDN (a)

New Britain Gen. Oblig.:

Series 1999, 4.2% (AMBAC          2,900,000                        2,900,000
Insured) (BPA Bank of  Nova
Scotia), VRDN (a)

Series 2000 B, 4% (AMBAC          4,025,000                        4,025,000
Insured), VRDN (a)

Orange Gen. Oblig. BAN 3.8%       4,000,000                        4,003,207
8/16/00

Plainville Gen. Oblig. BAN        2,400,000                        2,405,970
4.4% 12/14/00

Seymour Gen. Oblig. BAN 4.25%     8,500,000                        8,510,723
9/20/00

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

CONNECTICUT - CONTINUED

Shelton Gen. Oblig. BAN:

4.25% 11/21/00                   $ 7,200,000                      $ 7,214,100

4.375% 11/21/00                   6,100,000                        6,114,584

South Central Reg'l. Wtr.         2,500,000                        2,503,805
Auth. Wtr. Sys. Rev. Bonds
Series 11, 5.1% 8/1/00 (FGIC
Insured)

Stamford Gen. Oblig. Bonds        3,000,000                        3,002,877
4.5% 7/15/00

Stratford Gen. Oblig. BAN         6,000,000                        6,003,557
3.75% 8/23/00

Univ. of Connecticut Bonds        3,260,000                        3,260,000
Series 2000 A, 4% 3/1/01

Woodbridge Gen. Oblig. BAN        3,400,000                        3,403,054
4.25% 8/15/00

                                                                   456,706,374

PUERTO RICO - 1.8%

Puerto Rico Commonwealth Gen.
Oblig. Participating VRDN:

Series Merlots 00 EE, 4.2%        2,600,000                        2,600,000
(Liquidity Facility  First
Union Nat'l. Bank, North
Carolina) (a)(f)

Series MSDW 00 312, 3.85%         8,200,000                        8,200,000
(Liquidity Facility  Morgan
Stanley Dean Witter & Co.)
(a)(f)

                                                                   10,800,000

SOUTH CAROLINA - 0.5%

Berkeley County Exempt            3,100,000                        3,100,000
Facilities Ind. Rev.  (AMOCO
Corp. Proj.) Series 1998,
4.55%, VRDN (a)(d)

TEXAS - 1.0%

Brazos River Hbr. Navigation
District of Brazoria County
Rev. (Dow Chemical Co. Proj.):

Series 1992 A, 4.6%, VRDN         300,000                          300,000
(a)(d)

Series 1997, 4.6%, VRDN (a)(d)    4,400,000                        4,400,000

Gulf Coast Waste Disp. Auth.      1,450,000                        1,450,000
Poll. Cont. Rev. (Amoco Oil
Co. Proj.) Series 1993,
4.55%, VRDN (a)(d)

                                                                   6,150,000

VIRGINIA - 0.4%

King George County Ind. Dev.      2,600,000                        2,600,000
Auth. Exempt Facilities Rev.
(Birchwood Pwr. Partners
Proj.) Series 1997, 4.55%,
LOC Cr. Swiss First Boston
Bank, VRDN (a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                 SHARES                           VALUE (NOTE 1)

OTHER - 17.2%

Municipal Central Cash Fund,      105,084,023                     $ 105,084,023
4.40% (b)(c)

TOTAL INVESTMENT PORTFOLIO -                                        584,440,397
95.7%

NET OTHER ASSETS - 4.3%                                              26,141,623

NET ASSETS - 100%                                                 $ 610,582,020

Total Cost for Income Tax Purposes                                $ 584,440,397


SECURITY TYPE ABBREVIATIONS

BAN - BOND ANTICIPATION NOTE

CP  - COMMERCIAL PAPER

VRDN - VARIABLE RATE DEMAND NOTE

LEGEND

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(e) Security collateralized by an amount sufficient to pay interest and principal.

(f) Provides evidence of ownership in one or more underlying municipal bonds.

INCOME TAX INFORMATION

At November 30, 1999, the fund had a capital loss carryforward of approximately $33,000 of which $4,000, $3,000, $7,000 and $19,000 will expire on November 30, 2002, 2003, 2005 and 2006, respectively.

FIDELITY CONNECTICUT MUNICIPAL MONEY MARKET FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                 MAY 31, 2000 (UNAUDITED)

ASSETS

Investment in securities, at                $ 584,440,397
value -  See accompanying
schedule

Cash                                         86,622

Receivable for investments                   13,019,911
sold

Receivable for fund shares                   13,053,732
sold

Interest receivable                          4,214,700

Prepaid expenses                             10,673

 TOTAL ASSETS                                614,826,035

LIABILITIES

Payable for fund shares        $ 3,869,357
redeemed

Distributions payable           85,870

Accrued management fee          186,850

Other payables and accrued      101,938
expenses

 TOTAL LIABILITIES                           4,244,015

NET ASSETS                                  $ 610,582,020

Net Assets consist of:

Paid in capital                             $ 610,614,870

Accumulated net realized gain                (32,850)
(loss) on investments

NET ASSETS, for 610,614,782                 $ 610,582,020
shares outstanding

NET ASSET VALUE, offering                    $1.00
price and redemption price
per share ($610,582,020
(divided by) 610,614,782
shares)

STATEMENT OF OPERATIONS
                                SIX MONTHS ENDED MAY 31,
                                        2000 (UNAUDITED)

INTEREST INCOME                             $ 11,224,791

EXPENSES

Management fee                 $ 1,116,198

Transfer agent fees             362,462

Accounting fees and expenses    45,318

Non-interested trustees'        906
compensation

Custodian fees and expenses     6,162

Registration fees               41,476

Audit                           9,742

Legal                           32,773

Miscellaneous                   9,327

 Total expenses before          1,624,364
reductions

 Expense reductions             (2,301)      1,622,063

NET INTEREST INCOME                          9,602,728

NET REALIZED GAIN (LOSS) ON                  (2)
INVESTMENTS

NET INCREASE IN NET ASSETS                  $ 9,602,726
RESULTING FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                 SIX MONTHS ENDED MAY 31, 2000  YEAR ENDED NOVEMBER 30, 1999
                                 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 9,602,728                    $ 13,666,552

 Net realized gain (loss)         (2)                            3,924

 NET INCREASE (DECREASE) IN       9,602,726                      13,670,476
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (9,602,728)                    (13,666,552)
from net interest income

Share transactions at net         1,158,734,048                  1,451,002,966
asset value of $1.00 per
share Proceeds from sales of
shares

 Reinvestment of                  9,174,392                      12,978,333
distributions from net
interest income

 Cost of shares redeemed          (1,090,274,886)                (1,419,026,955)

 NET INCREASE (DECREASE) IN       77,633,554                     44,954,344
NET ASSETS AND SHARES
RESULTING FROM SHARE
TRANSACTIONS

  TOTAL INCREASE (DECREASE)       77,633,552                     44,958,268
IN NET ASSETS

NET ASSETS

 Beginning of period              532,948,468                    487,990,200

 End of period                   $ 610,582,020                  $ 532,948,468


FINANCIAL HIGHLIGHTS

                               SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                               (UNAUDITED)                    1999                      1998       1997       1996

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 1.000                        $ 1.000                   $ 1.000    $ 1.000    $ 1.000
period

Income from Investment          .016                           .026                      .029       .030       .029
Operations Net interest
income

Less Distributions

From net  interest income       (.016)                         (.026)                    (.029)     (.030)     (.029)

Net asset value,  end of       $ 1.000                        $ 1.000                   $ 1.000    $ 1.000    $ 1.000
period

TOTAL RETURN B, C               1.63%                          2.63%                     2.94%      3.05%      2.98%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 610,582                      $ 532,948                 $ 487,990  $ 387,177  $ 339,487
(000 omitted)

Ratio of expenses to average    .55% A                         .55%                      .56%       .58%       .59%
net assets

Ratio of expenses to average    .55% A                         .54% D                    .56%       .57%D      .58% D
net assets after expense
reductions

Ratio of net interest income    3.24% A                        2.60%                     2.90%      3.00%      2.93%
to average  net assets



FINANCIAL HIGHLIGHTS

                               YEARS ENDED NOVEMBER 30,

                               1995

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 1.000
period

Income from Investment          .032
Operations Net interest
income

Less Distributions

From net  interest income       (.032)

Net asset value,  end of       $ 1.000
period

TOTAL RETURN B, C               3.29%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 321,870
(000 omitted)

Ratio of expenses to average    .61%
net assets

Ratio of expenses to average    .61%
net assets after expense
reductions

Ratio of net interest income    3.24%
to average  net assets


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Spartan Connecticut Municipal Income Fund (the income fund) is a fund of Fidelity Court Street Trust. Spartan Connecticut Municipal Money Market Fund and Fidelity Connecticut Municipal Money Market Fund (the money market funds) are funds of Fidelity Court Street Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. Each fund may be affected by economic and political developments in the state of Connecticut. The following summarizes the significant accounting policies of the income fund and the money market funds:

SECURITY VALUATION.

INCOME FUND. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

MONEY MARKET FUNDS. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the money market funds, accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.

EXPENSES. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions and losses deferred due to futures transactions and excise tax regulations. The income fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Undistributed net interest income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.

SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in the income fund less than 180 days are subject to a short-term trading fee equal to
 .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the funds may invest in the Municipal Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the funds are recorded as interest income in the accompanying financial statements.

DELAYED DELIVERY TRANSACTIONS AND WHEN ISSUED SECURITIES. Each fund may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With

2. OPERATING POLICIES - CONTINUED

DELAYED DELIVERY TRANSACTIONS AND WHEN ISSUED SECURITIES - CONTINUED

respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

FUTURES CONTRACTS. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. PURCHASES AND SALES OF INVESTMENTS.

INCOME FUND. Purchases and sales of securities, other than short-term securities, aggregated $49,327,547 and $77,065,593, respectively.

The market value of futures contracts opened and closed during the period amounted to $3,656,484 and $7,922,909, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE.

INCOME FUND. For the period December 1, 1999 to December 31, 1999, as the income fund's investment adviser, FMR received a fee that was computed daily at an annual rate of .55% of the fund's average net assets. FMR paid all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. The management fee paid to FMR by the fund was reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees. Under the Amended Contract effective January 1, 2000, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to
 .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the Amended Contract period, FMR voluntarily implemented the above rates, as they resulted in the

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

MANAGEMENT FEE - CONTINUED

INCOME FUND - CONTINUED

 same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .39% of average net assets. Under the Amended Contract, the income fund will be responsible for paying all other expenses unless they are borne by FMR under a voluntary expense limit.

MONEY MARKET FUNDS. As Fidelity Connecticut Municipal Money Market Fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .38% of average net assets.

As Spartan Connecticut Municipal Money Market Fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .50% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

FMR also bears the cost of providing shareholder services to Spartan Connecticut Municipal Money Market Fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $732.

SUB-ADVISER FEE. As each fund's investment sub-adviser, FIMM, a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

TRANSFER AGENT AND ACCOUNTING FEES. Citibank, N.A.(Citibank) is the custodian, transfer agent and shareholder servicing agent for the income fund and Fidelity Connecticut Municipal Money Market Fund. Citibank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. Each fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

TRANSFER AGENT AND ACCOUNTING FEES - CONTINUED

For the period, the transfer agent fees were equivalent to an annualized rate of .07% and .12% of average net assets for the income fund and Fidelity Connecticut Municipal Money Market Fund, respectively.

MONEY MARKET INSURANCE. Pursuant to an Exemptive Order issued by the SEC, the money market funds, along with other money market funds advised by FMR or its affiliates, have entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. Each fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. During the period, Fidelity Connecticut Municipal Money Market Fund paid premiums of $18,296 for the calendar year 2000 to FIDFUNDS, which are being amortized over one year. During the period, FMR has borne the cost of Spartan Connecticut Municipal Money Market Fund's premium payable to FIDFUNDS.

5. EXPENSE REDUCTIONS.

Through arrangements with the income fund's and Fidelity Connecticut Municipal Money Market Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. For the period, the reductions under these arrangements are as follows.

                         INCOME FUND  FIDELITY  CONNECTICUT
                                      MUNICIPAL MONEY MARKET FUND

CUSTODIAN CREDITS        $ 2,964      $ 1,283

TRANSFER AGENT CREDITS    75,581       1,018

ACCOUNTING FEE CREDITS    13,594       -

                         $ 92,139     $ 2,301

In addition, prior to January 1, 2000, under the all-inclusive fee structure, credits realized totaling $27,146 were used to reduce a portion of the income fund's expenses.

Through arrangements with Spartan Connecticut Municipal Money Market Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $9,719 under these arrangements.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)FIDELITY AUTOMATED
SERVICE TELEPHONE (FAST(registered trademark))

1-800-544-5555

PRESS

1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.

BY PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.


TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.

ARIZONA

7373 N. Scottsdale Road
Scottsdale, AZ

CALIFORNIA

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

COLORADO

1625 Broadway
Denver, CO

CONNECTICUT

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

DELAWARE

222 Delaware Avenue
Wilmington, DE

FLORIDA

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

GEORGIA

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

ILLINOIS

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

INDIANA

4729 East 82nd Street
Indianapolis, IN

MAINE

Three Canal Plaza
Portland, ME

MARYLAND

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

MASSACHUSETTS

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

MICHIGAN

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

MINNESOTA

7600 France Avenue South
Edina, MN

MISSOURI

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

NEW JERSEY

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

NEW YORK

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

NORTH CAROLINA

4611 Sharon Road
Charlotte, NC

OHIO

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

OREGON

16850 SW 72nd Avenue
Tigard, OR

PENNSYLVANIA

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

RHODE ISLAND

47 Providence Place
Providence, RI

TENNESSEE

6150 Poplar Avenue
Memphis, TN

TEXAS

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

UTAH

215 South State Street
Salt Lake City, UT

VIRGINIA

1861 International Drive
McLean, VA

WASHINGTON

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

WASHINGTON, DC

1900 K Street, N.W.
Washington, DC

WISCONSIN

595 North Barker Road
Brookfield, WI


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISER
Fidelity Investments
Money Management, Inc.

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Dwight D. Churchill, Vice President
Boyce I. Greer, Vice President
George A. Fischer, Vice President - INCOME FUND
Scott A. Orr, Vice President - MONEY MARKET FUNDS
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Maria F. Dwyer, Deputy Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

* INDEPENDENT TRUSTEES

CTR-SANN-0700  106715
1.704902.102

ADVISORY BOARD
J. Michael Cook
Abigail P. Johnson

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
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SERVICING AGENTS
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Citibank N.A.
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SPARTAN(REGISTERED TRADEMARK)
NEW JERSEY MUNICIPAL
FUNDS
AND
FIDELITY (REGISTERED TRADEMARK)
NEW JERSEY MUNICIPAL
MONEY MARKET FUND

SEMIANNUAL REPORT
MAY 31, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE            3   NED JOHNSON ON INVESTING
                                   STRATEGIES

SPARTAN NEW JERSEY MUNICIPAL
INCOME FUND

                               4   PERFORMANCE

                               7   FUND TALK: THE MANAGER'S
                                   OVERVIEW

                               10  INVESTMENT CHANGES

                               11  INVESTMENTS

                               19  FINANCIAL STATEMENTS

SPARTAN NEW JERSEY MUNICIPAL
MONEY MARKET FUND

                               23  PERFORMANCE

                               25  FUND TALK: THE MANAGER'S
                                   OVERVIEW

                               27  INVESTMENT CHANGES

                               28  INVESTMENTS

                               34  FINANCIAL STATEMENTS

FIDELITY NEW JERSEY MUNICIPAL
MONEY MARKET FUND

                               38  PERFORMANCE

                               40  FUND TALK: THE MANAGER'S
                                   OVERVIEW

                               42  INVESTMENT CHANGES

                               43  INVESTMENTS

                               49  FINANCIAL STATEMENTS

NOTES                          53  NOTES TO THE FINANCIAL
                                   STATEMENTS





Standard & Poor's, S&P and S&P 500 are registered service marks of The
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Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK. FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-6666
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.

PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

The technology sell-off that began in mid-March continued to hamper equity markets, driving the tech-heavy NASDAQ index down more than 16% year to date through the end of May. Broader equity indexes, including the S&P 500(registered trademark), also were down, but not as much as more concentrated performance measures. In bond markets, Treasuries got a boost late in the period as economic reports showed the first signs of a slowing economy.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

SPARTAN NEW JERSEY MUNICIPAL INCOME FUND
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the past 10 year total return would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 2000   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

SPARTAN NJ MUNICIPAL INCOME  1.09%          -0.12%       25.89%        89.28%

LB New Jersey 4 Plus Year    0.91%          -0.81%       27.89%        n/a
Municipal Bond with   Port
Authority of New York and
New Jersey

New Jersey Municipal Debt    -0.01%         -3.57%       20.77%        83.72%
Funds Average


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers New Jersey 4 Plus Year Municipal Bond Index with Port Authority of New York and New Jersey, a market value-weighted index of New Jersey investment-grade municipal bonds, including Port Authority of New York and New Jersey bonds, with maturities of four years or more. To measure how the fund's performance stacked up against its peers, you can compare it to the New Jersey municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 59 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 2000     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

SPARTAN NJ MUNICIPAL INCOME    -0.12%       4.71%         6.59%

LB New Jersey 4 Plus Year      -0.81%       5.04%         n/a
Municipal Bond with   Port
Authority of New York and
New Jersey

New Jersey Municipal Debt      -3.57%       3.84%         6.27%
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             Spartan NJ Muni Income      LB Municipal Bond
             00416                       LB015
  1990/05/31      10000.00                    10000.00
  1990/06/30      10101.04                    10087.90
  1990/07/31      10259.24                    10236.19
  1990/08/31      10061.35                    10087.56
  1990/09/30      10126.16                    10093.31
  1990/10/31      10269.51                    10276.41
  1990/11/30      10512.33                    10483.06
  1990/12/31      10559.52                    10528.67
  1991/01/31      10687.50                    10669.96
  1991/02/28      10755.59                    10762.79
  1991/03/31      10783.16                    10766.66
  1991/04/30      10933.07                    10909.86
  1991/05/31      11022.68                    11006.85
  1991/06/30      11020.71                    10995.95
  1991/07/31      11202.67                    11129.88
  1991/08/31      11335.42                    11276.46
  1991/09/30      11479.09                    11423.28
  1991/10/31      11601.58                    11526.09
  1991/11/30      11630.13                    11558.25
  1991/12/31      11861.56                    11806.29
  1992/01/31      11881.47                    11833.21
  1992/02/29      11887.96                    11836.99
  1992/03/31      11865.59                    11841.37
  1992/04/30      11961.13                    11946.76
  1992/05/31      12134.87                    12087.38
  1992/06/30      12328.44                    12290.20
  1992/07/31      12768.14                    12658.66
  1992/08/31      12589.85                    12535.24
  1992/09/30      12641.66                    12617.22
  1992/10/31      12382.55                    12493.19
  1992/11/30      12714.89                    12716.95
  1992/12/31      12894.41                    12846.79
  1993/01/31      13051.72                    12996.19
  1993/02/28      13560.83                    13466.27
  1993/03/31      13390.72                    13323.93
  1993/04/30      13546.38                    13458.37
  1993/05/31      13656.81                    13534.00
  1993/06/30      13906.33                    13759.89
  1993/07/31      13909.19                    13777.91
  1993/08/31      14234.37                    14064.77
  1993/09/30      14404.37                    14224.96
  1993/10/31      14409.56                    14252.42
  1993/11/30      14256.04                    14126.86
  1993/12/31      14578.30                    14425.07
  1994/01/31      14731.41                    14589.81
  1994/02/28      14296.57                    14211.93
  1994/03/31      13643.04                    13633.22
  1994/04/30      13721.51                    13748.83
  1994/05/31      13877.62                    13868.03
  1994/06/30      13804.71                    13783.30
  1994/07/31      14063.78                    14035.95
  1994/08/31      14118.62                    14084.51
  1994/09/30      13902.53                    13877.75
  1994/10/31      13649.65                    13631.28
  1994/11/30      13421.30                    13384.83
  1994/12/31      13740.56                    13679.43
  1995/01/31      14152.62                    14070.39
  1995/02/28      14480.59                    14479.55
  1995/03/31      14657.06                    14645.92
  1995/04/30      14685.25                    14663.21
  1995/05/31      15035.53                    15131.11
  1995/06/30      14942.84                    14999.47
  1995/07/31      14998.72                    15141.66
  1995/08/31      15123.37                    15333.66
  1995/09/30      15258.48                    15430.72
  1995/10/31      15491.82                    15655.08
  1995/11/30      15710.33                    15914.80
  1995/12/31      15849.81                    16067.74
  1996/01/31      15934.60                    16189.06
  1996/02/29      15860.69                    16079.78
  1996/03/31      15665.42                    15874.28
  1996/04/30      15607.06                    15829.36
  1996/05/31      15592.68                    15823.02
  1996/06/30      15760.11                    15995.34
  1996/07/31      15887.34                    16140.89
  1996/08/31      15871.91                    16137.02
  1996/09/30      16069.43                    16362.94
  1996/10/31      16269.00                    16548.00
  1996/11/30      16554.49                    16850.83
  1996/12/31      16494.69                    16780.06
  1997/01/31      16536.83                    16811.77
  1997/02/28      16661.04                    16966.10
  1997/03/31      16464.13                    16739.95
  1997/04/30      16578.81                    16880.06
  1997/05/31      16800.89                    17133.94
  1997/06/30      16961.04                    17316.41
  1997/07/31      17396.85                    17796.08
  1997/08/31      17239.60                    17629.33
  1997/09/30      17431.50                    17838.59
  1997/10/31      17534.78                    17953.29
  1997/11/30      17620.59                    18058.86
  1997/12/31      17871.87                    18322.33
  1998/01/31      18039.58                    18511.42
  1998/02/28      18028.39                    18516.97
  1998/03/31      18040.38                    18533.27
  1998/04/30      17970.11                    18449.68
  1998/05/31      18218.81                    18741.74
  1998/06/30      18274.70                    18815.58
  1998/07/31      18315.45                    18862.81
  1998/08/31      18598.12                    19154.24
  1998/09/30      18815.17                    19392.90
  1998/10/31      18824.20                    19392.52
  1998/11/30      18847.06                    19460.58
  1998/12/31      18905.55                    19509.62
  1999/01/31      19128.22                    19741.59
  1999/02/28      19013.63                    19655.32
  1999/03/31      19021.54                    19682.64
  1999/04/30      19076.84                    19731.65
  1999/05/31      18951.58                    19617.41
  1999/06/30      18689.18                    19334.92
  1999/07/31      18764.43                    19405.30
  1999/08/31      18669.91                    19250.05
  1999/09/30      18692.62                    19257.95
  1999/10/31      18546.62                    19049.19
  1999/11/30      18724.07                    19251.87
  1999/12/31      18629.69                    19108.45
  2000/01/31      18521.27                    19025.33
  2000/02/29      18735.30                    19246.02
  2000/03/31      19149.14                    19666.74
  2000/04/30      19037.41                    19550.51
  2000/05/31      18928.31                    19448.84
IMATRL PRASUN   SHR__CHT 20000531 20000621 145411 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Spartan New Jersey Municipal Income Fund on May 31, 1990. As the chart shows, by May 31, 2000, the value of your investment would have grown to $18,928 - an 89.28% increase on your initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $19,449 a 94.49% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday
is no guarantee of how it will
do tomorrow. Bond prices, for
example, generally move in the
opposite direction of interest
rates. In turn, the share price,
return and yield of a fund that
invests in bonds will vary.
That means if you sell your
shares during a market
downturn, you might lose
money. But if you can ride
out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED MAY 31,  YEARS ENDED NOVEMBER 30,

                  2000                      1999                      1998   1997   1996   1995

Dividend returns  2.56%                     4.57%                     4.98%  5.19%  5.37%  6.40%

Capital returns   -1.47%                    -5.22%                    1.98%  1.25%  0.00%  10.66%

Total returns     1.09%                     -0.65%                    6.96%  6.44%  5.37%  17.06%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED MAY 31, 2000   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share          4.79(cents)   27.74(cents)   54.13(cents)

Annualized dividend rate     5.27%         5.13%          4.97%

30-day annualized yield      5.32%         -              -

30-day annualized            8.88%         -              -
tax-equivalent yield

DIVIDENDS per share show the income paid by the fund for a set period and do not reflect tax reclassifications. If you annualize this number, based on an average share price of $10.70 over the past month, $10.79 over the past six months and $10.90 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 40.08% combined effective 2000 federal and state tax bracket, but does not reflect the payment of the federal alternative minimum tax, if applicable.

SPARTAN NEW JERSEY MUNICIPAL INCOME FUND
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

The municipal bond market
experienced its share of ups and
downs during the six months that
ended May 31, 2000. The period
began on a down note, as supply
exceeded demand, and muni yields
began to rise in the face of
inflationary fears. In February and
March, however, despite further
interest-rate hikes by the Federal
Reserve Board, municipal bonds
rebounded when their yields
exceeded 6% and retail investors
jumped at the chance to buy munis
at their highest yields in about five
years. Unfortunately, munis took a
turn for the worse in April as
economic indicators suggested an
increase in inflation, which
prompted the Fed to make an
aggressive 0.50% rate hike at its
May Open Market Committee
meeting. But by the end of May, the
forecast for munis was bright. Retail
demand remained strong, issuance
for the first quarter of 2000 compared
to the first quarter of 1999 was down
33%, equity markets were struggling
and, perhaps most importantly, new
figures showed the Fed's series of
rate hikes were indeed beginning to
slow the U.S. economy. For the
overall six-month period, the Lehman
Brothers Municipal Bond Index - an
index of over 35,000
investment-grade, fixed-rate,
tax-exempt bonds - gained 1.02%,
just slightly below the overall
taxable-bond market return of
1.38%, as measured by the Lehman
Brothers Aggregate Bond Index.

(photograph of Norm Lind)

An interview with Norm Lind, Portfolio Manager of Spartan New Jersey Municipal Income Fund

Q. HOW DID THE FUND PERFORM, NORM?

A. For the six-month period that ended May 31, 2000, the fund had a total return of 1.09%. To get a sense of how the fund did relative to its competitors, the New Jersey municipal debt funds average returned -0.01% for the same six-month period, according to Lipper Inc. Additionally, the Lehman Brothers New Jersey 4 Plus Year Municipal Bond Index with Port Authority of New York and New Jersey, which tracks the types of securities in which the fund invests, returned 0.91% for the same six-month period. For the 12-month period that ended May 31, 2000, the fund returned -0.12%. For the same one-year period, the New Jersey municipal debt funds average returned -3.57% and the Lehman Brothers index returned -0.81%.

Q. WHAT FACTORS CONTRIBUTED TO THE FUND'S OUTPERFORMANCE OF ITS PEERS AND THE INDEX DURING THE PAST SIX MONTHS?

A. The fund continued to benefit from its relatively large position in premium coupon bonds, which pay interest rates above prevailing market rates and trade at prices above face - or par - value. The primary reason why I've favored them over the past several years is because their premium gives them DE MINIMIS protection. This protects certain premium bond gains from unfavorable tax treatment that can occur during particular market environments. As interest rates rose and bond prices fell, more and more bonds fell outside of DE MINIMIS protection and investors punished them accordingly by pushing their prices lower. In addition, individual investors tend to shy away from premiums, so I often was able to purchase them at attractive prices compared to similarly rated, comparable maturity bonds with coupons at or below prevailing rates.

Q. WHICH BONDS WERE THE MOST DISAPPOINTING DURING THE PERIOD?

A. As they have for some time, health care bonds continued to perform poorly over the past six months. They were hurt by concerns about reduced Medicare and managed care payments, worries over proposed federal health care legislation and uncertainty about this year's presidential election.

Q. INTEREST RATES MOVED UP A FAIR AMOUNT OVER THE PAST SIX MONTHS. HOW DID YOU MANAGE THE FUND'S INTEREST-RATE SENSITIVITY IN RESPONSE TO THE VOLATILITY?

A. In keeping with Fidelity's approach, I didn't dramatically alter the fund's interest-rate sensitivity in response to market movements or my opinion about where interest rates were headed. Instead, I kept the fund's interest-rate sensitivity - as reflected by its duration - in line with the intermediate municipal market as a whole, as measured by the Lehman Brothers New Jersey 4 Plus Year Municipal Bond Index with Port Authority of New York and New Jersey. At the end of the period, the fund's duration was 7.1 years, which was in line with the Lehman Brothers index.

Q. WHERE DID YOU FIND ATTRACTIVE VALUES IN TERMS OF SECTORS OVER THE PAST SIX MONTHS?

A. I continued to identify some nice values among issuers that are less economically sensitive - including those that provide essential services such as water, sewer and transportation. Given that the economy could slow in response to higher interest rates, I felt that these essential services bonds were a prudent way to go. Furthermore, economically sensitive bonds - such as general obligation bonds - generally offered only a small amount of additional yield over these essential services bonds.

Q. WHAT'S AHEAD FOR THE MUNICIPAL MARKET?

A. As always, the direction of interest rates will be the main determinant of municipal bond performance. But supply and demand also will figure prominently. From that standpoint, the municipal market has improved over the past six months. Higher interest rates curtailed the supply of new issuance, and refundings - or refinancings - of existing debt have slowed. Also, rising interest rates temporarily pushed municipal bond yields above 6.00%, which attracted the attention of a lot of individual investors. With municipal bonds priced somewhat attractively relative to U.S. Treasury securities, demand could firm again and provide a relatively good technical backdrop for municipals.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks a high level of
current income exempt from
federal income tax and the
New Jersey Gross Income
Tax

FUND NUMBER: 416

TRADING SYMBOL: FNJHX

START DATE: January 1, 1988

SIZE: as of May 31, 2000,
more than $354 million

MANAGER: Norm Lind, since
1997; manager, various
Fidelity and Spartan
municipal income funds;
joined Fidelity in 1986

NORM LIND ON THE NEW
JERSEY ECONOMY:

"New Jersey's economy recently
has grown at a solid pace. Much of
that strength has been fueled by
gains made by new economy
industries. Internet-related and
telecommunications firms, many
of which have fled Manhattan
seeking lower business costs,
highly skilled employees and
lower rents, are expanding quite
rapidly in New Jersey. Practically
the only segment of the economy
that has slowed has been the
manufacturing sector, which has
been slowing for several years now.
Although I expect the state's
economy to continue to show
steady growth over the next several
months, that growth ultimately may
be somewhat hamstrung by tight
labor markets, rising oil prices
and higher interest rates."

NOTE TO SHAREHOLDERS: Effective
July 1, 2000, George Fischer became
Portfolio Manager of Spartan New
Jersey Municipal Income Fund.

SPARTAN NEW JERSEY MUNICIPAL INCOME FUND

INVESTMENT CHANGES



TOP FIVE SECTORS AS OF MAY
31, 2000

                              % OF FUND'S  NET ASSETS  % OF FUND'S NET ASSETS  6
                                                       MONTHS AGO

General Obligations            22.4                     28.0

Transportation                 20.9                     21.7

Water & Sewer                  15.5                     13.9

Housing                        8.5                      8.2

Escrowed/Pre-Refunded          7.5                      4.6

AVERAGE YEARS TO MATURITY AS
OF MAY 31, 2000

                                                        6 MONTHS AGO

Years                          15.2                     11.9


AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME REMAINING UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS,
WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF MAY 31, 2000

                                    6 MONTHS AGO

Years                         7.1   6.4

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

QUALITY DIVERSIFICATION
(MOODY'S RATINGS)

AS OF MAY 31, 2000                                        AS OF NOVEMBER 30, 1999

Aaa                        47.7%                          Aaa                              44.6%

Aa,A                       39.3%                          Aa,A                             38.5%

Baa                         8.6%                          Baa                              10.1%

Not Rated                   4.4%                          Not Rated                         3.6%

Short-Term  Investments     0.0%                          Short-Term  Investments           3.2%

Row: 1, Col: 1, Value: 47.7                               Row: 1, Col: 1, Value: 44.6
Row: 1, Col: 2, Value: 0.0                                Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 39.3                               Row: 1, Col: 3, Value: 38.5
Row: 1, Col: 4, Value: nil                                Row: 1, Col: 4, Value: nil
Row: 1, Col: 5, Value: 8.6                                Row: 1, Col: 5, Value: 10.1
Row: 1, Col: 6, Value: nil                                Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 4.4                                Row: 1, Col: 7, Value: 3.6
Row: 1, Col: 8, Value: 0.0                                Row: 1, Col: 8, Value: 3.2



WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P(registered trademark) RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

SPARTAN NEW JERSEY MUNICIPAL INCOME FUND

INVESTMENTS MAY 31, 2000 (UNAUDITED)

Showing Percentage of Net Assets



MUNICIPAL BONDS - 98.2%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT      VALUE (NOTE 1)

NEW JERSEY - 82.0%

Atlantic County Gen. Oblig.
Ctfs. of Prtn. Rfdg. (Pub.
Facilities Lease Agreement
Proj.):

7.4% 3/1/07 (FGIC Insured)        Aaa       $ 3,035,000           $ 3,388,092

7.4% 3/1/08 (FGIC Insured)        Aaa        3,260,000             3,670,108

Atlantic County Impt. Auth.
Luxury Tax Rev. (Convention
Ctr. Proj.):

7.375% 7/1/10 (MBIA Insured)      Aaa        1,000,000             1,107,890
(Escrowed to Maturity) (c)

7.4% 7/1/16 (MBIA Insured)        Aaa        3,510,000             4,035,342
(Escrowed to Maturity) (c)

Atlantic County Util. Auth.       Aaa        2,620,000             2,633,938
Swr. Rev. Rfdg.  Series A,
5.85% 1/15/15 (AMBAC Insured)

Bayonne Muni. Utils. Auth.        Aaa        1,000,000             892,780
Wtr. Sys. Rev. 5% 1/1/17
(MBIA Insured)

Bergen County Utils. Auth.
Wtr. Poll. Cont. Rev.:

Rfdg. (Cap. Appreciation)         Aaa        7,500,000             5,001,450
Series B, 0% 12/15/07 (FGIC
Insured)

Series A, 5% 12/15/13 (FGIC       Aaa        2,000,000             1,875,660
Insured)

Camden County Muni. Utils.
Auth. Swr. Rev.:

Rfdg.:

5.25% 7/15/17 (FGIC Insured)      Aaa        1,725,000             1,595,953

5.5% 7/15/08 (FGIC Insured)       Aaa        1,300,000             1,315,262

6% 7/15/03 (FGIC Insured)         Aaa        3,180,000             3,262,108

6% 7/15/06 (FGIC Insured)         Aaa        660,000               687,172

Cape May County Ind. Poll.        Aaa        1,350,000             1,497,596
Cont. Fing. Auth. Rev. Rfdg.
(Atlantic City Elec. Co.
Proj.)  Series A, 6.8%
3/1/21 (MBIA Insured)

Delaware River Port Auth.         Aaa        2,250,000             2,103,705
Pennsylvania and New Jersey
Rev. Series 1995, 5.5%
1/1/26 (FGIC Insured)

Edison Township Gen. Oblig.       A1         1,000,000             1,083,840
6.5% 6/1/11

Essex County Gen. Oblig.:

Rfdg.:

Series A1, 6% 11/15/05 (FGIC      Aaa        3,000,000             3,128,880
Insured)

Series A2, 6.25% 9/1/10           Aaa        4,735,000             4,999,071
(AMBAC Insured)

Series A, 5.75% 9/1/07 (AMBAC     Aaa        1,385,000             1,431,134
Insured)

Essex County Impt. Auth. Rev.     Aaa        1,745,000             1,680,173
(Util. Sys.-Orange Franchise
Proj.) Series A, 5.75%
7/1/27 (MBIA Insured)

Essex County Util. Auth.
Solid Waste Rev. Series A:

5.75% 4/1/05 (FSA Insured)        Aaa        1,000,000             1,026,540
(Escrowed to Maturity) (c)

6% 4/1/06 (FSA Insured)           Aaa        1,000,000             1,040,680
(Escrowed to Maturity) (c)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT      VALUE (NOTE 1)

NEW JERSEY - CONTINUED

Jersey City Swr. Auth. Swr.
Rev. Rfdg.:

6% 1/1/07 (AMBAC Insured)         Aaa       $ 2,175,000           $ 2,264,306

6% 1/1/09 (AMBAC Insured)         Aaa        1,000,000             1,043,630

Lenape Reg'l. High School
District:

7.625% 1/1/13 (MBIA Insured)      Aaa        675,000               807,158

7.625% 1/1/14 (MBIA Insured)      Aaa        1,000,000             1,192,590

Middlesex County Impt. Auth.      Aaa        2,500,000             2,101,625
Util. Sys. Rev. Rfdg. (Perth
Amboy Franchise Proj.)
Series A, 5% 9/1/29 (AMBAC
Insured)

Middlesex County Poll. Cont.
Auth. Rev. Rfdg. (Amerada
Hess Corp. Proj.):

6.875% 12/1/22                    -          5,000,000             5,063,300

7.875% 6/1/22                     -          7,750,000             8,338,224

Morris County Gen. Oblig.         Aaa        2,180,000             2,273,544
6.5% 8/1/03

New Jersey Bldg. Auth. Bldg.
Rev. Rfdg.:

5% 6/15/11                        Aa2        2,000,000             1,895,440

5% 6/15/14                        Aa2        4,000,000             3,689,880

5.75% 6/15/09                     Aa2        2,600,000             2,670,408

New Jersey Econ. Dev. Auth.
Econ. Dev. Rev.:

(The Seeing Eye, Inc. Proj.)      -          2,000,000             1,994,980
6.2% 12/1/24

(Weyerhauser Co. Proj.) 9%        A2         2,000,000             2,256,240
11/1/04

New Jersey Econ. Dev. Auth.       Aaa        3,180,000             3,272,538
Lease Rev.  (State Office
Bldgs. Projs.) 6% 6/15/13
(AMBAC Insured)

New Jersey Econ. Dev. Auth.
Market Transition Facilities
Rev. Sr. Lien Series A:

5.8% 7/1/09 (MBIA Insured)        Aaa        5,000,000             5,137,550

5.875% 7/1/11 (MBIA Insured)      Aaa        4,090,000             4,192,659

New Jersey Econ. Dev. Auth.
Rev.:

(Edl. Testing Svc. Proj.)         Aaa        1,800,000             1,844,946
Series A, 6.5% 5/15/05 (MBIA
Insured)

(Trans. Proj.) Sub Lease          Aaa        2,000,000             2,053,640
Series B, 5.75% 5/1/10 (FSA
Insured)

New Jersey Econ. Dev. Auth.
Wtr. Facilities Rev.:

(American Wtr. Co., Inc.
Proj.):

Series 1997 B, 5.375% 5/1/32      Aaa        3,500,000             3,069,815
(FGIC Insured) (b)

Series A, 5.25% 7/1/38 (FGIC      Aaa        5,520,000             4,756,860
Insured) (b)

5.95% 11/1/29 (FGIC Insured)      Aaa        7,700,000             7,512,274
(b)

(Middlesex Wtr. Co. Proj.)        Aaa        2,000,000             1,727,140
5.35% 2/1/38 (MBIA Insured)
(b)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT      VALUE (NOTE 1)

NEW JERSEY - CONTINUED

New Jersey Edl. Facilities
Auth. Rev.:

(Institution for Advanced         Aaa       $ 3,825,000           $ 3,279,402
Study Proj.) Series G, 5%
7/1/28

(Princeton Theological Proj.)     Aaa        1,325,000             1,157,653
Series A, 5% 7/1/22

Rfdg.:

(Saint Peters College Proj.)
Series B:

5.375% 7/1/12                     Baa3       1,450,000             1,336,755

5.375% 7/1/18                     Baa3       1,000,000             871,430

5.5% 7/1/27                       Baa3       2,000,000             1,677,760

(Seton Hall Univ. Proj.) 5%       Aaa        1,000,000             885,970
7/1/18  (AMBAC Insured)

New Jersey Envir.
Infrastructure Trust
(Envir. Infrastructure
Proj.) Series A:

5.5% 9/1/10                       Aaa        1,675,000             1,697,646

5.5% 9/1/11                       Aaa        2,830,000             2,859,319

5.5% 9/1/12                       Aaa        2,980,000             2,995,883

New Jersey Gen. Oblig.:

Rfdg.:

Series D:

5.75% 2/15/06                     Aa1        1,050,000             1,081,437

6% 2/15/13                        Aa1        7,500,000             7,843,275

Series F, 4.75% 8/1/15            Aa1        2,050,000             1,813,205

4.75% 3/1/17                      Aa1        6,000,000             5,236,680

5.25% 3/1/06                      Aa1        600,000               602,742

New Jersey Health Care
Facilities Fing. Auth. Rev.:

(East Orange Gen. Hosp.           BBB+       2,450,000             2,327,500
Proj.) Series B, 7.75% 7/1/20

(Elizabeth Gen. Med. Ctr.         Baa1       1,975,000             2,017,640
Proj.) Series C, 7.25%
7/1/06 (Pre-Refunded to
7/1/00  @ 102) (c)

(Muhlenberg Reg'l. Med. Ctr.      Aaa        2,000,000             2,009,600
Proj.) Series B, 8% 7/1/18
(AMBAC Insured)

(Pascack Valley Hosp. Assoc.      BBB        5,200,000             5,400,668
Proj.) 6.7% 7/1/11
(Pre-Refunded to 7/1/01 @
102) (c)

Rfdg.:

(AHS Hosp. Corp. Proj.)
Series A:

5% 7/1/16 (AMBAC Insured)         Aaa        4,500,000             3,987,405

6% 7/1/11 (AMBAC Insured)         Aaa        3,500,000             3,621,520

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT      VALUE (NOTE 1)

NEW JERSEY - CONTINUED

New Jersey Health Care
Facilities Fing. Auth. Rev.:
- continued

Rfdg.:

(Atlantic City Med. Ctr.          A3        $ 4,200,000           $ 4,335,702
Proj.) Series C, 6.8% 7/1/11

(Burdette Tomlin Memorial         Aaa        1,710,000             1,753,964
Hosp. Proj.) Series D, 6.25%
7/1/06 (FGIC Insured)

(Cmnty. Med. Ctr./Kimball         Aaa        750,000               728,790
Med. Ctr. Proj.) 5.25%
7/1/11 (FSA Insured)

(Hackensack Univ. Med. Ctr.       Aaa        4,415,000             4,221,755
Proj.) Series A, 5.25%
1/1/12 (MBIA Insured)

(Kennedy Health Sys. Proj.)
Series B:

5.75% 7/1/07 (MBIA Insured)       Aaa        1,930,000             1,974,737

5.75% 7/1/08 (MBIA Insured)       Aaa        1,135,000             1,159,244

(Newcombe Med. Ctr. Proj.)        Baa3       1,975,000             1,998,977
Series A, 7.875% 7/1/03
(Pre-Refunded to  7/1/00 @
101) (c)

New Jersey Hsg. & Mtg. Fin.
Agcy. Rev.:

(Home Buyer Proj.) Series W,      Aaa        3,790,000             3,663,073
4.75%  10/1/17 (MBIA Insured)

Rfdg.:

(Home Buyer Proj.) Series AA,     Aaa        2,000,000             1,967,500
5.3%  4/1/26 (MBIA Insured)
(b)

Series 1:

6% 11/1/02                        A+         2,030,000             2,038,871

6.2% 11/1/04                      A+         3,100,000             3,179,577

6.45% 11/1/07                     A+         5,090,000             5,230,586

New Jersey Hsg. Fin. Agcy.
Gen. Resolution Series A:

6.9% 11/1/07                      AA+        2,670,000             2,747,777

6.95% 11/1/08                     AA+        2,265,000             2,329,938

7% 11/1/09                        AA+        2,855,000             2,939,422

7.05% 11/1/10                     AA+        3,500,000             3,602,305

New Jersey Hwy. Auth. Garden
State Parkway Gen. Rev.:

(Sr. Parkway Proj.):

6% 1/1/05                         A1         2,200,000             2,263,822

6% 1/1/19 (Escrowed to            Aaa        4,485,000             4,595,780
Maturity) (c)

6.1% 1/1/06                       A1         1,535,000             1,582,462

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT      VALUE (NOTE 1)

NEW JERSEY - CONTINUED

New Jersey Hwy. Auth. Garden
State Parkway Gen. Rev.: -
continued

(Sr. Parkway Proj.): -
continued

6.1% 1/1/06 (Pre-Refunded to      A1        $ 215,000             $ 222,835
1/1/02 @ 102) (c)

6.2% 1/1/10 (d)                   A1         6,970,000             7,384,157

Rfdg. (Sr. Parkway Proj.)         A1         7,000,000             6,620,320
5.625% 1/1/30

New Jersey Sports &
Exposition Auth. Contract
Rev.:

Rfdg. Series A, 5.25% 3/1/11      Aaa        1,325,000             1,298,739
(MBIA Insured)

Series A, 6% 3/1/14 (MBIA         Aaa        4,220,000             4,336,514
Insured)

New Jersey Tpk. Auth. Tpk.
Rev.:

Rfdg.:

Series A:

6.3% 1/1/01                       Baa1       1,000,000             1,007,480

6.4% 1/1/02                       A3         1,000,000             1,018,900

6.75% 1/1/08                      A3         1,000,000             1,025,940

Series C:

6.5% 1/1/09                       A3         1,300,000             1,379,833

6.5% 1/1/16                       A3         615,000               653,388

Series A:

5.9% 1/1/03                       A3         5,740,000             5,832,529

5.9% 1/1/03 (Pre-Refunded to      A3         3,260,000             3,369,047
1/1/02  @ 102) (c)

New Jersey Trans. Trust Fund
Auth.  (Trans. Sys. Proj.):

Series A, 5% 6/15/12              Aa2        1,360,000             1,274,606

Series B:

5.25% 6/15/10                     Aa2        4,400,000             4,340,468

5.25% 6/15/15                     Aa2        3,000,000             2,840,820

New Jersey Wastewtr.
Treatment Trust Ln. Rev.:

Series A, 6% 7/1/10               Aa1        15,000                15,323

6.875% 6/15/06                    Aa2        105,000               107,550

6.875% 6/15/09                    Aa2        80,000                82,266

7% 6/15/10                        Aa2        140,000               144,010

New Jersey Wtr. Supply Auth.      Aaa        2,465,000             2,395,487
Rev. Rfdg. (Delaware &
Raritan Sys. Proj.) 5.375%
11/1/12 (MBIA Insured) (b)

Newark Gen. Oblig. 5.3%           Aaa        3,500,000             3,344,705
9/1/16  (MBIA Insured)

Ocean County Util. Auth.          Aa2        3,680,000             3,597,678
Wastewtr. Rev. Rfdg. 5.125%
1/1/10

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT      VALUE (NOTE 1)

NEW JERSEY - CONTINUED

Rutgers State Univ. Rev.:

Rfdg. (State Univ. of New         A1        $ 3,000,000           $ 3,217,350
Jersey Proj.)  Series A,
6.4% 5/1/13

Series A, 4.75% 5/1/29            A1         6,365,000             5,163,288

South Brunswick Township
Board of Ed.:

5.625% 12/1/21 (FGIC Insured)     Aaa        2,440,000             2,358,675

5.625% 12/1/22 (FGIC Insured)     Aaa        2,495,000             2,404,007

South Jersey Trans. Auth.         Aaa        1,455,000             1,512,458
Trans. Sys. Rev.  Series B,
5.9% 11/1/07 (MBIA Insured)
(Pre-Refunded to 11/1/02 @
102) (c)

West Orange Board of Ed. Rev.     Aaa        2,000,000             1,894,400
Ctfs. of Prtn. 5.625%
10/1/29 (MBIA Insured)

                                                                   290,476,666

NEW YORK & NEW JERSEY - 10.7%

Port Auth. New York & New
Jersey:

Rfdg.:

Series 94, 5.7% 12/1/10           A1         6,385,000             6,480,647

Series 107:

6% 10/15/05 (b)                   A1         1,740,000             1,795,523

6% 10/15/06 (b)                   A1         1,535,000             1,585,333

Series 77, 6.25% 1/15/27 (b)      A1         6,335,000             6,366,928

Series 92, 4.75% 1/15/29          A1         7,000,000             5,587,680

Series 104, 4.75% 1/15/26         Aaa        2,450,000             1,987,170
(AMBAC Insured)

Series 109, 5.375% 1/15/32        A1         6,500,000             5,819,385

Series 117, 5.125% 11/15/11       Aaa        5,220,000             5,001,595
(FGIC Insured) (b)

Port Auth. New York & New         Aaa        3,595,000             3,433,261
Jersey Spl. Oblig. Rev. (JFK
Int'l. Air Term. Spl. Proj.)
Series 6, 5.75% 12/1/25
(MBIA Insured) (b)

                                                                   38,057,522

PUERTO RICO - 5.5%

Puerto Rico Commonwealth Gen.     Baa1       2,000,000             2,043,680
Oblig. Rfdg. Series A, 6%
7/1/14

Puerto Rico Commonwealth Hwy.     Baa1       2,100,000             1,911,525
& Trans. Auth. Hwy. Rev.
Series Y, 5.5% 7/1/36

Puerto Rico Commonwealth Hwy.     Baa1       2,500,000             2,475,850
& Trans. Auth. Trans. Rev.
Series B, 6% 7/1/31

Puerto Rico Commonwealth          Baa1       510,000               512,550
Infrastructure Fing. Auth.
Series A, 7.75% 7/1/08

Puerto Rico Elec. Pwr. Auth.      Baa1       7,515,000             6,184,394
Pwr. Rev. Rfdg. Series EE,
4.75% 7/1/24

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT      VALUE (NOTE 1)

PUERTO RICO - CONTINUED

Puerto Rico Hsg. Fin. Corp.       AA        $ 2,200,000           $ 2,235,046
Rev. (Multi-family Mtg.
Prog.) Series AI, 7.5%
4/1/22,  LOC Puerto Rico
Govt. Dev. Bank

Puerto Rico Muni. Fin. Agcy.      Aaa        2,740,000             2,632,839
Series A, 5.5% 8/1/19 (FSA
Insured)

Puerto Rico Pub. Bldgs Auth.      Aaa        1,530,000             1,329,983
Rev. (Govt. Facilities
Proj.) Series B, 5% 7/1/27
(AMBAC Insured)

                                                                   19,325,867


TOTAL INVESTMENT PORTFOLIO -                                       347,860,055
98.2%
(Cost $348,653,745)

NET OTHER ASSETS - 1.8%                                              6,278,361

NET ASSETS - 100%                                                $ 354,138,416


FUTURES CONTRACTS

                                 EXPIRATION DATE      UNDERLYING FACE AMOUNT AT VALUE      UNREALIZED GAIN/LOSS

PURCHASED

30 U.S. Treasury Bond Contracts  June 2000            $ 2,870,625                          $ 24,195

THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF NET ASSETS - 0.8%


LEGEND

(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(c) Security collateralized by an amount sufficient to pay interest and principal.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $349,609.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS              S&P RATINGS

Aaa, Aa, A        80.0%      AAA, AA, A    85.5%

Baa               6.3%       BBB           6.1%

Ba                0.0%       BB            0.0%

B                 0.0%       B             0.6%

Caa               0.0%       CCC           0.0%

Ca, C             0.0%       CC, C         0.0%

                             D             0.0%

The percentage not rated by Moody's or S&P amounted to 4.4%.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:

General Obligations           22.4%

Transportation                20.9

Water & Sewer                 15.5

Housing                        8.5

Escrowed/Pre-Refunded          7.5

Health Care                    7.4

Education                      5.0

Others* (individually less    12.8
than 5%)

                             100.0%

* INCLUDES NET OTHER ASSETS

INCOME TAX INFORMATION

At May 31, 2000, the aggregate cost of investment securities for income tax purposes was $348,653,745. Net unrealized depreciation aggregated $793,690, of which $5,272,167 related to appreciated investment securities and $6,065,857 related to depreciated investment securities.

At November 30, 1999, the fund had a capital loss carryforward of approximately $370,000, all of which will expire on November 30, 2007.

SPARTAN NEW JERSEY MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2000 (UNAUDITED)

ASSETS

Investment in securities, at                 $ 347,860,055
value (cost $348,653,745) -
See accompanying schedule

Cash                                          1,398,519

Receivable for investments                    1,300,816
sold

Receivable for fund shares                    84,292
sold

Interest receivable                           6,898,867

Receivable for daily                          28,125
variation on futures
contracts

 TOTAL ASSETS                                 357,570,674

LIABILITIES

Payable for investments         $ 2,450,983
purchased

Payable for fund shares          389,762
redeemed

Distributions payable            447,648

Accrued management fee           112,720

Other payables and accrued       31,145
expenses

 TOTAL LIABILITIES                            3,432,258

NET ASSETS                                   $ 354,138,416

Net Assets consist of:

Paid in capital                              $ 357,317,813

Undistributed net interest                    1,674
income

Accumulated undistributed net                 (2,411,576)
realized  gain (loss) on
investments

Net unrealized appreciation                   (769,495)
(depreciation) on investments

NET ASSETS, for 32,998,196                   $ 354,138,416
shares outstanding

NET ASSET VALUE, offering                     $10.73
price and redemption price
per share ($354,138,416
(divided by) 32,998,196
shares)

STATEMENT OF OPERATIONS
                                 SIX MONTHS ENDED MAY 31,
                                         2000 (UNAUDITED)

INTEREST INCOME                              $ 10,194,520

EXPENSES

Management fee                 $ 735,460

Transfer agent fees             114,567

Accounting fees and expenses    44,356

Non-interested trustees'        443
compensation

Custodian fees and expenses     3,676

Registration fees               18,513

Audit                           14,006

Legal                           314

Miscellaneous                   90

 Total expenses before          931,425
reductions

 Expense reductions             (30,538)      900,887

NET INTEREST INCOME                           9,293,633

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities          (1,800,470)

 Futures contracts              (84,543)      (1,885,013)

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities          (3,892,752)

 Futures contracts              183,631       (3,709,121)

NET GAIN (LOSS)                               (5,594,134)

NET INCREASE (DECREASE) IN                   $ 3,699,499
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                 SIX MONTHS ENDED MAY 31, 2000  YEAR ENDED NOVEMBER 30, 1999
                                 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 9,293,633                    $ 18,691,583

 Net realized gain (loss)         (1,885,013)                    (213,798)

 Change in net unrealized         (3,709,121)                    (21,272,993)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       3,699,499                      (2,795,208)
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (9,255,731)                    (18,691,583)
From net interest income

 From net realized gain           -                              (1,647,076)

 In excess of net realized        -                              (383,537)
gain

 TOTAL DISTRIBUTIONS              (9,255,731)                    (20,722,196)

Share transactions Net            29,721,446                     71,810,126
proceeds from sales of shares

 Reinvestment of distributions    6,684,319                      15,235,926

 Cost of shares redeemed          (56,750,633)                   (73,247,294)

 NET INCREASE (DECREASE) IN       (20,344,868)                   13,798,758
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

Redemption fees                   20,638                         41,291

  TOTAL INCREASE (DECREASE)       (25,880,462)                   (9,677,355)
IN NET ASSETS

NET ASSETS

 Beginning of period              380,018,878                    389,696,233

 End of period (including        $ 354,138,416                  $ 380,018,878
undistributed net interest
income of $1,674 and $0,
respectively)

OTHER INFORMATION
Shares

 Sold                             2,751,861                      6,348,487

 Issued in reinvestment of        619,433                        1,356,855
distributions

 Redeemed                         (5,259,614)                    (6,553,756)

 Net increase (decrease)          (1,888,320)                    1,151,586


FINANCIAL HIGHLIGHTS

                                 SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1999                      1998       1997       1996

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 10.890                       $ 11.550                  $ 11.380   $ 11.380   $ 11.420
of period

Income from Investment            .277 D                         .528                      .548       .561       .588
Operations Net interest
income

Net realized and unrealized       (.161)                         (.601)                    .224       .140       -
gain (loss)

Total from investment             .116                           (.073)                    .772       .701       .588
operations

Less Distributions

From net interest  income         (.277)                         (.528)                    (.548)     (.561)     (.588)

From net realized gain            -                              (.049)                    (.055)     (.140)     (.040)

In excess of net realized gain    -                              (.011)                    -          -          -

Total distributions               (.277)                         (.588)                    (.603)     (.701)     (.628)

Redemption fees added to paid     .001                           .001                      .001       -          -
 in capital

Net asset value,  end of         $ 10.730                       $ 10.890                  $ 11.550   $ 11.380   $ 11.380
period

TOTAL RETURN B, C                 1.09%                          (0.65)%                   6.96%      6.44%      5.37%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period       $ 354,138                      $ 380,019                 $ 389,696  $ 361,593  $ 357,367
(000 omitted)

Ratio of expenses  to average     .51% A                         .55%                      .55%       .55%       .55%
 net assets

Ratio of expenses to average      .50% A, E                      .55%                      .54% E     .55%       .52% E
net assets after expense
reductions

Ratio of net interest income      5.13% A                        4.71%                     4.78%      5.00%      5.26%
to average net assets

Portfolio turnover  rate          55% A                          19%                       12%        16%        57%



FINANCIAL HIGHLIGHTS

                                 YEARS ENDED NOVEMBER 30,

                                 1995

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 10.320
of period

Income from Investment            .623
Operations Net interest
income

Net realized and unrealized       1.099
gain (loss)

Total from investment             1.722
operations

Less Distributions

From net interest  income         (.623)

From net realized gain            -

In excess of net realized gain    -

Total distributions               (.623)

Redemption fees added to paid     .001
 in capital

Net asset value,  end of         $ 11.420
period

TOTAL RETURN B, C                 17.06%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period       $ 366,569
(000 omitted)

Ratio of expenses  to average     .55%
 net assets

Ratio of expenses to average      .55%
net assets after expense
reductions

Ratio of net interest income      5.64%
to average net assets

Portfolio turnover  rate          36%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

SPARTAN NEW JERSEY MUNICIPAL MONEY MARKET FUND
PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income but does not include the effect of the $5 account closeout fee on an average-size account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past five year and past ten year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 2000    PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

SPARTAN NJ MUNICIPAL MONEY    1.68%          3.12%        16.79%        38.44%
MARKET

New Jersey Tax-Free   Money   1.56%          2.85%        15.11%        36.29%
Market Funds Average


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the New Jersey tax-free money market funds average which reflects the performance of tax-free money market funds with similar objectives tracked by iMoneyNet, Inc. The past six months average represents a peer group of 16 money market funds.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 2000      PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

SPARTAN NJ MUNICIPAL MONEY      3.12%        3.15%         3.31%
MARKET

New Jersey Tax-Free   Money     2.85%        2.85%         3.14%
Market Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

YIELDS

                             5/29/00  2/28/00  11/29/99  8/30/99  5/31/99



Spartan New Jersey           3.65%    3.19%    3.15%     2.71%    2.75%
Municipal Money Market



New Jersey   Tax-Free Money  3.43%    3.02%    2.97%     2.40%    2.49%
Market  Funds Average



Spartan New Jersey           6.08%    5.34%    5.27%     4.53%    4.60%
Municipal Money Market -
Tax-equivalent



Portion of fund's income     6.16%    8.06%    10.89%    9.54%    3.36%
subject to state taxes



YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the New Jersey tax-free money market funds average as tracked by iMoneyNet, Inc. or you can look at the fund's tax-equivalent yield, which is based on a combined effective 2000 federal and state income tax rate of 40.08%. The fund's yields mentioned above reflect that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

(checkmark)COMPARING
PERFORMANCE

Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight
comparison between the
two may be misleading
because it ignores the way
taxes reduce taxable returns.
Tax-equivalent yield - the
yield you'd have to earn on a
similar taxable investment to
match the tax-free yield -
makes the comparison more
meaningful. Keep in mind that
the U.S. government neither
insures nor guarantees a
money market fund. In fact,
there is no assurance that a
money market fund will
maintain a $1 share price.

SPARTAN NEW JERSEY MUNICIPAL MONEY MARKET FUND

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Scott Orr)

An interview with Scott Orr, Portfolio Manager of Spartan New Jersey Municipal Money Market Fund

Q. SCOTT, WHAT WAS THE INVESTMENT ENVIRONMENT LIKE DURING THE SIX
MONTHS THAT ENDED MAY 31, 2000?

A. Throughout the period, economic growth was strong, unemployment hit historically low levels and consumer spending was robust. Such a backdrop ordinarily would cause inflationary pressures to build. To avert that possibility, the Federal Reserve Board continued its program of raising interest rates in an effort to slow growth and head off inflation. For most of the period, the debate in the market was not if, but by how much the Fed was going to raise rates. From late 1999 through the second quarter of 2000, growth remained strong but inflation was subdued, so the Fed raised the rate banks charge each other for overnight loans - known as the fed funds target rate - by increments of 0.25 percentage points in February and March 2000. However, in April and May the consumer price index increased slightly and the employment cost index - a broad measure of the costs incurred by businesses for wages and benefits - posted a gain that was much higher than expected. These developments put the Fed in a position where it needed to catch up a bit, because indications were that it might have been behind the curve in raising rates. In response, the Fed became more aggressive at its May meeting, raising the fed funds target rate by 0.50 percentage points, bringing it to 6.50% at the end of the period.

Q. WHAT WAS YOUR STRATEGY AS THIS TRANSPIRED?

A. In a rising rate environment, variable-rate securities typically are attractive because their yields are reset to incorporate increasing rates. However, demand for variable-rate New Jersey paper is so strong that their yields often are not appealing. At the same time, unlike many other states, the New Jersey market enjoys a steady supply of one-year, fixed-rate paper throughout the year. As a result, I purchased these longer-term notes when their yields incorporated my expectations for higher rates going forward. When they did not, I looked to invest in one- to three-month commercial paper or seven-day variable-rate demand notes, increasing or decreasing the fund's weightings in each category depending on the yields they offered and my market outlook. In addition, I invested the fund in out-of-state securities - within the limits of the fund's investment policies - in order to provide shareholders with a higher tax-adjusted yield. In certain cases, yields on New Jersey obligations were sufficiently low so that comparable out-of-state obligations offered a higher tax-adjusted yield even though they were subject to New Jersey state tax. Although more of shareholders' income will be taxable than if I had purchased exclusively New Jersey obligations, shareholders may be able to retain more of the fund's dividends, after taxes are taken into account. The fund also may invest out-of-state if there is a limited supply of New Jersey obligations.

Q. HOW DID THE FUND PERFORM?

A. The fund's seven-day yield on May 31, 2000, was 3.66%, compared to 3.15% six months ago. The more recent seven-day yield was the equivalent of a 6.09% taxable rate of return for New Jersey investors in the 40.08% combined state and federal income tax bracket. The fund's yields reflect that a portion of the fund's income was subject to state taxes. Through May 31, 2000, the fund's six-month total return was 1.68%, compared to 1.56% for the New Jersey tax-free money market funds average, according to iMoneyNet, Inc.

Q. WHAT IS YOUR OUTLOOK, SCOTT?

A. Some signs have emerged recently indicating that the pace of economic growth is slowing somewhat, perhaps because rising interest rates have taken a bite out of growth, or because a more volatile stock market has dampened the wealth effect that helped spur consumer spending. Nevertheless, the preponderance of the data still indicates that the U.S. economy continues to advance. As a result, many market observers currently believe that the Fed may need to raise the fed funds target rate, perhaps to even as high as 7.00%, to make sure that inflation is in check. However, some are beginning to feel that the Fed may be through raising rates for the time being. We'll be watching emerging data closely, although we think rates will trend higher.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: as high a level of
current income, exempt from
federal income tax and, to
the extent possible, from the
New Jersey Gross Income Tax,
as is consistent with
preservation of capital

FUND NUMBER: 423

TRADING SYMBOL: FSJXX

START DATE: May 1, 1990

SIZE: as of May 31, 2000,
more than $488 million

MANAGER: Scott Orr, since
1997; manager, various
Fidelity and Spartan
municipal money market
funds; joined Fidelity in
1989

NOTE TO SHAREHOLDERS: Effective July 1, 2000, Norm Lind became
Portfolio Manager of Spartan New Jersey Municipal Money Market Fund.

SPARTAN NEW JERSEY MUNICIPAL MONEY MARKET FUND

INVESTMENT CHANGES



MATURITY DIVERSIFICATION

DAYS                          % OF FUND'S INVESTMENTS 5/31/00  % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS 5/31/99
                                                               11/30/99

  0 - 30                       78.9                             60.3                     68.0

 31 - 90                       5.2                              23.4                     10.9

 91 - 180                      2.1                              8.3                      4.2

181 - 397                      13.8                             8.0                      16.9

WEIGHTED AVERAGE MATURITY

                              5/31/00                          11/30/99                 5/31/99

Spartan New Jersey Municipal  51 DAYS                          49 Days                  65 Days
Money Market Fund

New Jersey Tax-Free Money     49 DAYS                          53 Days                  55 Days
Market Funds Average*



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF MAY 31, 2000                                             AS OF NOVEMBER 30, 1999

Variable Rate Demand Notes                                     Variable Rate Demand Notes
(VRDNs)                          62.7%                         (VRDNs)                            56.0%

Commercial Paper (including                                    Commercial Paper (including
CP  Mode)                         6.7%                         CP  Mode)                          15.3%

Tender Bonds                      0.0%                         Tender Bonds                        3.1%

Municipal Notes                  23.6%                         Municipal Notes                    24.4%

Municipal Money  Market Funds     7.4%                         Municipal Money  Market Funds       0.0%

Net Other Assets**              (0.4)%                         Net Other Assets                    1.2%

Row: 1, Col: 1, Value: 62.7                                    Row: 1, Col: 1, Value: 56.0
Row: 1, Col: 2, Value: 0.0                                     Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 6.7                                     Row: 1, Col: 3, Value: 15.3
Row: 1, Col: 4, Value: 0.0                                     Row: 1, Col: 4, Value: 3.1
Row: 1, Col: 5, Value: 23.6                                    Row: 1, Col: 5, Value: 24.4
Row: 1, Col: 6, Value: 7.4                                     Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                     Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 0.0                                     Row: 1, Col: 8, Value: 1.2





* SOURCE: IMONEYNET, INC.

** NET OTHER ASSETS IS NOT INCLUDED IN THE PIE CHART.

SPARTAN NEW JERSEY MUNICIPAL MONEY MARKET FUND

INVESTMENTS MAY 31, 2000 (UNAUDITED)

Showing Percentage of Net Assets



MUNICIPAL SECURITIES - 100.4%

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

NEW JERSEY - 70.4%

Allendale Board Ed. BAN 4.5%     $ 3,900,000                      $ 3,909,056
2/9/01

Belmar Gen. Oblig. BAN 4.9%       2,100,000                        2,108,687
5/10/01

Bloomfield Township Gen.          4,200,000                        4,200,058
Oblig. BAN 3.8% 6/28/00

Burlington County Gen. Oblig.     3,500,000                        3,502,165
BAN 3.75% 8/11/00

Chatham Township Gen. Oblig.      3,500,000                        3,512,416
BAN 4.6% 2/16/01

Chathams District Board of        3,900,000                        3,913,631
Ed. BAN 4.6% 1/25/01

Clark Township Gen. Oblig.        2,100,000                        2,100,238
BAN 4.16% 1/5/01

Clifton Gen. Oblig.:

BAN 4% 8/18/00                    4,700,000                        4,704,449

TAN 4.5% 2/14/01                  2,800,000                        2,805,123

Cranford Township Gen. Oblig.     2,100,000                        2,105,090
BAN 4.5% 1/18/01

Delaware River Port Auth.
Pennsylvania and New Jersey
Rev. Participating VRDN:

Series Merlots 00 K, 4.4%         9,900,000                        9,900,000
(Liquidity Facility First
Union Nat'l. Bank, North
Carolina) (a)(e)

Series SG 53, 4.38%               5,700,000                        5,700,000
(Liquidity Facility Societe
Generale) (a)(e)

Series SGA 89, 4.4%               4,645,000                        4,645,000
(Liquidity Facility Societe
Generale) (a)(e)

East Brunswick Township Gen.
Oblig. BAN:

3.9% 8/10/00                      2,300,000                        2,301,698

4.25% 10/13/00                    4,100,000                        4,107,662

4.5% 2/27/01                      4,800,000                        4,812,937

Essex County Impt. Auth.          3,500,000                        3,500,000
Participating VRDN  Series
FRRI A27, 4.4% (Liquidity
Facility Bank of  New York
NA) (a)(e)

Essex County Impt. Auth.          3,910,000                        3,910,000
Lease Rev. Participating
VRDN  Series SSP 37, 4.2%
(Liquidity Facility Chase
Manhattan Bank) (a)(e)

Fort Lee Gen. Oblig. BAN 4.5%     1,750,000                        1,754,551
3/1/01

Hackensack Board of Ed. BAN       3,500,000                        3,511,211
4.75% 5/16/01

Highland Park Gen. Oblig. BAN     2,000,000                        2,008,117
4.7% 4/26/01

Hopewell Township Gen. Oblig.     2,530,143                        2,535,177
BAN 4.5% 3/20/01

Hudson County Impt. Auth.         21,960,000                       21,960,000
Rev. (Essential Purp. Pooled
Govt. Ln. Prog.) Series
1986, 4.25%, LOC First Union
Nat'l. Bank, North Carolina,
VRDN (a)

Jackson Township Gen. Oblig.      2,172,075                        2,175,742
BAN 4.25% 12/13/00

Jefferson Township Gen.           2,346,000                        2,347,329
Oblig. BAN 4% 7/14/00

Margate City Gen. Oblig. BAN:

4% 8/17/00                        3,900,000                        3,903,324

4.4% 12/1/00                      2,500,000                        2,503,388

4.5% 8/17/00                      3,800,000                        3,803,594

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

NEW JERSEY - CONTINUED

Mercer County Impt. Auth.        $ 11,000,000                     $ 11,000,000
Rev. (Atlantic Foundation &
Johnson Proj.) Series 1998,
4.33% (MBIA Insured), VRDN
(a)

Millburn Township Gen. Oblig.     3,800,000                        3,811,754
BAN 4.5% 3/22/01

Montclair Township Gen.           3,210,000                        3,224,704
Oblig. BAN 4.75% 3/9/01

Montgomery Township Gen.          5,000,000                        5,008,204
Oblig. BAN 4.2% 12/7/00

Moorestown Township Gen.          3,900,000                        3,900,031
Oblig. BAN 3.5% 6/2/00

New Jersey Econ. Dev. Auth.
Econ. Dev. Rev.:

(Ctr. for Aging Applewood         2,125,000                        2,125,000
Proj.) Series 1989, 4.25%,
LOC Fleet Nat'l. Bank, VRDN
(a)

(Dial Realty Proj.) Series        1,700,000                        1,700,000
1988 L, 4%, LOC PNC Bank NA,
VRDN (a)(d)

(Guttenplan's Bakery Proj.)       1,500,000                        1,500,000
Series 1989 G, 4%, LOC PNC
Bank NA, VRDN (a)(d)

(Herzel Motor Corp. Proj.)        350,000                          350,000
Series 1989 L, 4%, LOC PNC
Bank NA, VRDN (a)(d)

(Recycle, Inc. Proj.) Series      3,700,000                        3,700,000
1995, 4.3%, LOC Fleet Bank
NA, VRDN (a)(d)

Rfdg. (AIRUS Newark Proj.)        6,350,000                        6,350,000
Series 1998, 4.3%  (AMBAC
Insured), VRDN (a)(d)

New Jersey Econ. Dev. Auth.       380,000                          380,000
Ind. Dev. Rev. (Nat'l.
Refrigerant Proj.) Series
1994 A, 4.25%, LOC First
Union Nat'l. Bank, North
Carolina, VRDN (a)(d)

New Jersey Econ. Dev. Auth.
Natural Gas Facilities Rev.:

(Natural Gas Co. Proj.):

Series 1998 B, 4.05% (AMBAC       2,800,000                        2,800,000
Insured), VRDN (a)(d)

Series A, 4.5% (AMBAC             2,900,000                        2,900,000
Insured) (BPA Bank of New
York NA), VRDN (a)(d)

Rfdg. (Natural Gas Co. Proj.)     5,500,000                        5,500,000
Series 1997 A, 4%  (AMBAC
Insured) (BPA Bank of New
York NA), VRDN (a)(d)

New Jersey Econ. Dev. Auth.
Rev.:

Participating VRDN Series         3,460,000                        3,460,000
MSDW 98 184, 4.18%
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(a)(e)

(Bayshore Health Ctr. Proj.)      1,955,000                        1,955,000
Series 1998 A, 4.25%,  LOC
Kredietbank, VRDN (a)

(E.P. Henry Corp. Proj.)          610,000                          610,000
4.3%, LOC First Union Nat'l.
Bank, North Carolina, VRDN
(a)(d)

(Eastern Silk Proj.) Second       1,060,000                        1,060,000
Series D2, 4.4%, LOC Banque
Nationale de Paris (BNP),
VRDN (a)(d)

(Jewish Home Rockleigh Proj.)     7,000,000                        7,000,000
Series B, 4.25%, LOC PNC
Bank NA, VRDN (a)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

NEW JERSEY - CONTINUED

New Jersey Econ. Dev. Auth.
Wtr. Facilities Rev.:

(Elizabethtown Wtr. Co.          $ 2,500,000                      $ 2,500,000
Proj.) Series 1997 B, 3.9%
(AMBAC Insured) (BPA Bank of
New York NA), VRDN (a)(d)

Rfdg. (United Wtr., Inc.
Proj.):

Series 1996 A, 4.4% (AMBAC        9,400,000                        9,400,000
Insured) (BPA Bank of  New
York NA), VRDN (a)

Series 1996 C, 4.5% (AMBAC        1,300,000                        1,300,000
Insured) (BPA Bank of  New
York NA), VRDN (a)(d)

New Jersey Ed. Dev. Auth.         5,800,000                        5,800,000
Participating VRDN Series BS
99 82, 4% (Liquidity
Facility Bear Stearns
Companies, Inc.) (a)(e)

New Jersey Gen. Oblig.:

Participating VRDN Series         5,700,000                        5,700,000
FRRI L8, 4.45% (Liquidity
Facility Lehman Brothers,
Inc.) (a)(e)

Series Fiscal 2000 A:

3.95% 6/2/00, CP                  18,000,000                       18,000,000

4.05% 6/1/00, CP                  10,000,000                       10,000,000

4.1% 6/5/00, CP                   3,000,000                        3,000,000

New Jersey Hsg. & Mtg. Fin.
Agcy. Rev. Participating VRDN:

Series 1999 V, 4.25%              4,650,000                        4,650,000
(Liquidity Facility Bank of
America NA) (a)(d)(e)

Series PA 117, 4.23%              3,535,000                        3,535,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(d)(e)

Series PT 118, 4.23%              27,455,000                       27,455,000
(Liquidity Facility Banco
Santander SA) (a)(d)(e)

Series PT 349, 4.72%              5,800,000                        5,800,000
(Liquidity Facility Banco
Santander SA) (a)(d)(e)

New Jersey Sports &               4,600,000                        4,600,000
Exposition Auth. Contract
Rev. Participating VRDN
Series FRRI A3, 4.4%
(Liquidity  Facility
Commerzbank AG) (a)(e)

New Jersey Tpk. Auth. Tpk.
Rev. Participating VRDN:

Series PT 347, 4.15%              1,400,000                        1,400,000
(Liquidity Facility Banco
Santander SA) (a)(e)

Series ROC 2 R 00 20, 4.35%       15,000,000                       15,000,000
(Liquidity Facility  Salomon
Smith Barney Hldgs., Inc.)
(a)(e)

New Jersey Trans. Trust Fund
Auth. Participating VRDN:

Series 1999 A, 4.05%              4,600,000                        4,600,000
(Liquidity Facility Bear
Stearns Companies, Inc.)
(a)(e)

Series MSDW 00 224, 4.2%          4,300,000                        4,300,000
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(a)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

NEW JERSEY - CONTINUED

Readington Township Gen.         $ 6,100,000                      $ 6,116,380
Oblig. BAN 4.5% 4/27/01

Red Bank Borough Gen. Oblig.      2,229,500                        2,231,712
BAN 4.125% 11/16/00

Secaucus Gen. Oblig. BAN 3.4%     3,009,500                        3,009,500
6/1/00

Tenafly School District BAN       3,500,000                        3,512,361
4.6% 4/25/01

Wayne Township School             3,791,000                        3,793,815
District BAN 4.25% 9/21/00

West Milford Township Gen.        2,317,000                        2,323,066
Oblig. BAN 4.5% 1/19/01

Wildwood Gen. Oblig. BAN          4,147,855                        4,179,200
5.25% 3/9/01,  LOC First
Union Nat'l. Bank, North
Carolina

Woodbridge Township Gen.          4,900,000                        4,903,683
Oblig. BAN 3.9% 7/28/00

                                                                   343,685,053

NEW YORK & NEW JERSEY - 22.6%

Port Auth. New York & New
Jersey:

Participating VRDN Series PA      2,080,000                        2,080,000
67, 4.15%  (Liquidity
Facility Merrill Lynch &
Co., Inc.) (a)(e)

Series 1991, 4.3607%, VRDN        6,400,000                        6,400,000
(a)(d)(f)

Series 1992, 4.225%, VRDN         6,900,000                        6,900,000
(a)(f)

Series 1995, 4.225%, VRDN         10,500,000                       10,500,000
(a)(d)(f)

Series 1996 3, 4.15%, VRDN (a)    5,000,000                        5,000,000

Series 1997 1B, 4.15%, VRDN       3,200,000                        3,200,000
(a)

Series 1997 2, 4.225%, VRDN       10,400,000                       10,400,000
(a)(f)

Series B, 4% 6/7/00, CP           1,800,000                        1,800,000

Port Auth. New York & New
Jersey Spl. Oblig. Rev.:

Participating VRDN:

Series FRRI 16, 4.5%              9,000,000                        9,000,000
(Liquidity Facility Bank of
New York NA) (a)(d)(e)

Series MSDW 00 243, 4.3%          2,530,000                        2,530,000
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(a)(d)(e)

Series SG 117, 4.23%              3,600,000                        3,600,000
(Liquidity Facility Societe
Generale) (a)(d)(e)

Series SG 94, 4.23%               32,400,000                       32,399,998
(Liquidity Facility Societe
Generale) (a)(d)(e)

Series 3, 4.3%, VRDN (a)          3,660,000                        3,660,000

Series 5, 4.3%, VRDN (a)          2,400,000                        2,400,000

Series 6, 4.45%, VRDN (a)(d)      10,600,000                       10,600,000

                                                                   110,469,998

MUNICIPAL SECURITIES -
CONTINUED

                                 SHARES                           VALUE (NOTE 1)

OTHER - 7.4%

Municipal Central Cash Fund,      36,080,871                      $ 36,080,871
4.40% (b)(c)

TOTAL INVESTMENT PORTFOLIO -                                       490,235,922
100.4%
(Cost $490,235,922)

NET OTHER ASSETS - (0.4)%                                          (2,061,201)

NET ASSETS - 100%                                                $ 488,174,721

Total Cost for Income Tax Purposes                               $ 490,235,922


SECURITY TYPE ABBREVIATIONS

BAN - BOND ANTICIPATION NOTE

CP - COMMERCIAL PAPER

TAN - TAX ANTICIPATION NOTE

VRDN - VARIABLE RATE DEMAND NOTE

LEGEND

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

Additional information on each holding is as follows:

SECURITY                      ACQUISITION DATE  COST

Port Auth. New York & New     6/18/91           $ 6,400,000
Jersey Series 1991, 4.3607%,
VRDN

Port Auth. New York & New     2/14/92           $ 6,900,000
Jersey Series 1992, 4.225%,
VRDN

Port Auth. New York & New     9/15/95           $ 10,500,000
Jersey Series 1995, 4.225%,
VRDN

Port Auth. New York & New     9/15/97           $ 10,400,000
Jersey Series 1997 2,
4.225%, VRDN

OTHER INFORMATION

The fund invested in securities that are not registered under the Securities Act of 1933. These securities are subject to legal or contractual restrictions on resale. At the end of the period, restricted securities (excluding Rule 144A issues) amounted to $34,200,000 and 7.0% of net assets.

INCOME TAX INFORMATION

At November 30, 1999, the fund had a capital loss carryforward of approximately $49,000 of which $2,000, $16,000, $2,000 and $29,000 will expire on November 30, 2000, 2002, 2003 and 2004, respectively.

SPARTAN NEW JERSEY MUNICIPAL MONEY MARKET FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                MAY 31, 2000 (UNAUDITED)

ASSETS

Investment in securities, at               $ 490,235,922
value -  See accompanying
schedule

Receivable for fund shares                  462,059
sold

Interest receivable                         4,840,399

 TOTAL ASSETS                               495,538,380

LIABILITIES

Payable to custodian bank      $ 60,800

Payable for investments         5,705,599
purchased

Payable for fund shares         1,299,355
redeemed

Distributions payable           95,559

Accrued management fee          199,561

Other payables and accrued      2,785
expenses

 TOTAL LIABILITIES                          7,363,659

NET ASSETS                                 $ 488,174,721

Net Assets consist of:

Paid in capital                            $ 488,223,864

Accumulated net realized gain               (49,143)
(loss) on investments

NET ASSETS, for 488,196,669                $ 488,174,721
shares outstanding

NET ASSET VALUE, offering                   $1.00
price and redemption price
per share ($488,174,721
(divided by) 488,196,669
shares)

STATEMENT OF OPERATIONS
                             SIX MONTHS ENDED MAY 31,
                                     2000 (UNAUDITED)

INTEREST INCOME                           $ 9,340,772

EXPENSES

Management fee               $ 1,218,790

Non-interested trustees'      770
compensation

 Total expenses before        1,219,560
reductions

 Expense reductions           (8,806)      1,210,754

NET INTEREST INCOME                        8,130,018

NET REALIZED GAIN (LOSS) ON                (18)
INVESTMENTS

NET INCREASE (DECREASE) IN                $ 8,130,000
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                 SIX MONTHS ENDED MAY 31, 2000  YEAR ENDED NOVEMBER 30, 1999
                                 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 8,130,018                    $ 13,756,162

 Net realized gain (loss)         (18)                           21,297

 NET INCREASE (DECREASE) IN       8,130,000                      13,777,459
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (8,130,018)                    (13,756,162)
from net interest income

Share transactions at net         233,638,905                    364,903,165
asset value of $1.00 per
share Proceeds from sales of
shares

 Reinvestment of                  7,628,986                      12,953,174
distributions from net
interest income

 Cost of shares redeemed          (251,694,097)                  (407,766,221)

 NET INCREASE (DECREASE) IN       (10,426,206)                   (29,909,882)
NET ASSETS AND SHARES
RESULTING FROM SHARE
TRANSACTIONS

  TOTAL INCREASE (DECREASE)       (10,426,224)                   (29,888,585)
IN NET ASSETS

NET ASSETS

 Beginning of period              498,600,945                    528,489,530

 End of period                   $ 488,174,721                  $ 498,600,945



 FINANCIAL HIGHLIGHTS            SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1999                      1998       1997 F     1997  G

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000                        $ 1.000                   $ 1.000    $ 1.000    $ 1.000
period

Income from Investment            .017                           .027                      .030       .003       .032
Operations Net interest
income

Less Distributions

From net interest income          (.017)                         (.027)                    (.030)     (.003)     (.032)

Net asset value, end of period   $ 1.000                        $ 1.000                   $ 1.000    $ 1.000    $ 1.000

TOTAL RETURN B, C                 1.68%                          2.78%                     3.06%      .27%       3.22%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 488,175                      $ 498,601                 $ 528,490  $ 524,365  $ 520,551
(000 omitted)

Ratio of expenses to average      .50% A                         .50%                      .50%       .50% A     .40% D
net assets

Ratio of expenses to average      .50% A                         .50%                      .50%       .50% A     .40%
net assets after expense
reductions

Ratio of net interest income      3.33% A                        2.74%                     3.02%      3.28% A    3.15%
to average net assets



FINANCIAL HIGHLIGHTS             YEARS ENDED NOVEMBER 30,

                                 1996  G    1995  G

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000    $ 1.000
period

Income from Investment            .032       .036
Operations Net interest
income

Less Distributions

From net interest income          (.032)     (.036)

Net asset value, end of period   $ 1.000    $ 1.000

TOTAL RETURN B, C                 3.24%      3.65%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 504,875  $ 469,834
(000 omitted)

Ratio of expenses to average      .35% D     .31% D
net assets

Ratio of expenses to average      .34% E     .31%
net assets after expense
reductions

Ratio of net interest income      3.20%      3.59%
to average net assets


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES. F ONE MONTH ENDED NOVEMBER 30
G YEAR ENDED OCTOBER 31

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.

FIDELITY NEW JERSEY MUNICIPAL MONEY MARKET FUND
PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past 10 year total return would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 2000   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY NJ MUNICIPAL MONEY  1.64%          3.03%        15.74%        35.03%
MARKET

New Jersey Tax-Free   Money  1.56%          2.85%        15.11%        36.29%
Market Funds Average


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or ten years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the New Jersey tax-free money market funds average, which reflects the performance of municipal money market funds with similar objectives tracked by iMoneyNet, Inc. The past six months average represents a peer group of 16 money market funds.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 2000     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY NJ MUNICIPAL MONEY    3.03%        2.97%         3.05%
MARKET

New Jersey Tax-Free   Money    2.85%        2.85%         3.14%
Market Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

YIELDS

                               5/29/00  2/28/00  11/29/99  8/30/99  5/31/99



Fidelity New Jersey Municipal  3.65%    3.05%    3.05%     2.65%    2.65%
 Money Market Fund



New Jersey Tax-Free   Money    3.43%    3.02%    2.97%     2.40%    2.49%
Market Funds   Average



Fidelity New Jersey Municipal  6.11%    5.11%    5.07%     4.43%    4.43%
 Money Market  Fund -
Tax-equivalent



Portion of fund's income       3.21%    4.83%    4.97%     9.61%    3.51%
subject to state taxes

YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the New Jersey tax-free money market funds average as tracked by iMoneyNet, Inc. or you can look at the fund's tax-equivalent yield, which is based on a combined effective 2000 federal and state income tax rate of 40.08%. The fund's yields mentioned above reflect that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

(checkmark)COMPARING
PERFORMANCE

Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight
comparison between the two
may be misleading because it
ignores the way taxes reduce
taxable returns. Tax-equivalent
yield - the yield you would
have to earn on a similar
taxable investment to match the
tax-free yield - makes the
comparison more meaningful.
Keep in mind that the U.S.
government neither insures nor
guarantees a money market
fund. In fact, there is no
assurance that a money fund
will maintain a $1 share price.

FIDELITY NEW JERSEY MUNICIPAL MONEY MARKET FUND

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Scott Orr)

An interview with Scott Orr, Portfolio Manager of Fidelity New Jersey Municipal Money Market Fund

Q. SCOTT, WHAT WAS THE INVESTMENT ENVIRONMENT LIKE DURING THE SIX
MONTHS THAT ENDED MAY 31, 2000?

A. Throughout the period, economic growth was strong, unemployment hit historically low levels and consumer spending was robust. Such a backdrop ordinarily would cause inflationary pressures to build. To avert that possibility, the Federal Reserve Board continued its program of raising interest rates in an effort to slow growth and head off inflation. For most of the period, the debate in the market was not if, but by how much the Fed was going to raise rates. From late 1999 through the second quarter of 2000, growth remained strong but inflation was subdued, so the Fed raised the rate banks charge each other for overnight loans - known as the fed funds target rate - by increments of 0.25 percentage points in February and March 2000. However, in April and May the consumer price index increased slightly and the employment cost index - a broad measure of the costs incurred by businesses for wages and benefits - posted a gain that was much higher than expected. These developments put the Fed in a position where it needed to catch up a bit, because indications were that it might have been behind the curve in raising rates. In response, the Fed became more aggressive at its May meeting, raising the fed funds target rate by 0.50 percentage points, bringing it to 6.50% at the end of the period.

Q. WHAT WAS YOUR STRATEGY AS THIS TRANSPIRED?

A. In a rising rate environment, variable-rate securities typically are attractive because their yields are reset to incorporate increasing rates. However, demand for variable-rate New Jersey paper is so strong that their yields often are not appealing. At the same time, unlike many other states, the New Jersey market enjoys a steady supply of one-year, fixed-rate paper throughout the year. As a result, I purchased these longer-term notes when their yields incorporated my expectations for higher rates going forward. When they did not, I looked to invest in one- to three-month commercial paper or seven-day variable-rate demand notes, increasing or decreasing the fund's weightings in each category depending on the yields they offered and my market outlook. In addition, I invested the fund in out-of-state securities - within the limits of the fund's investment policies - in order to provide shareholders with a higher tax-adjusted yield. In certain cases, yields on New Jersey obligations were sufficiently low so that comparable out-of-state obligations offered a higher tax-adjusted yield even though they were subject to New Jersey state tax. Although more of shareholders' income will be taxable than if I had purchased exclusively New Jersey obligations, shareholders may be able to retain more of the fund's dividends, after taxes are taken into account. The fund also may invest out-of-state if there is a limited supply of New Jersey obligations.

Q. HOW DID THE FUND PERFORM?

A. The fund's seven-day yield on May 31, 2000, was 3.67%, compared to 3.05% six months ago. The more recent seven-day yield was the equivalent of a 6.11% taxable rate of return for New Jersey investors in the 40.08% combined state and federal income tax bracket. The fund's yields reflect that a portion of the fund's income was subject to state taxes. Through May 31, 2000, the fund's six-month total return was 1.64%, compared to 1.56% for the New Jersey tax-free money market funds average, according to iMoneyNet, Inc.

Q. WHAT IS YOUR OUTLOOK, SCOTT?

A. Some signs have emerged recently indicating that the pace of economic growth is slowing somewhat, perhaps because rising interest rates have taken a bite out of growth, or because a more volatile stock market has dampened the wealth effect that helped spur consumer spending. Nevertheless, the preponderance of the data still indicates that the U.S. economy continues to advance. As a result, many market observers currently believe that the Fed still may need to raise the fed funds target rate, perhaps to even as high as 7.00%, to make sure that inflation is in check. However, some are beginning to feel that the Fed may be through raising rates for the time being. We'll be watching emerging data closely, although we think rates will trend higher.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: as high a level of current
income, exempt from federal
income tax and the New Jersey
Gross Income Tax, as is
consistent with the
preservation of capital

FUND NUMBER: 417

TRADING SYMBOL: FNJXX

START DATE: March 17, 1988

SIZE: as of May 31, 2000,
more than $815 million

MANAGER: Scott Orr, since
1997; manager, various
Fidelity and Spartan
municipal money market
funds; joined Fidelity in
1989

NOTE TO SHAREHOLDERS: Effective July 1, 2000, Norm Lind became
Portfolio Manager of Fidelity New Jersey Municipal Money Market Fund.

FIDELITY NEW JERSEY MUNICIPAL MONEY MARKET FUND

INVESTMENT CHANGES



MATURITY DIVERSIFICATION

DAYS                           % OF FUND'S INVESTMENTS 5/31/00  % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS 5/31/99
                                                                11/30/99

  0 - 30                        78.9                             56.4                     65.4

 31 - 90                        5.3                              26.0                     10.8

 91 - 180                       2.2                              9.3                      5.9

181 - 397                       13.6                             8.3                      17.9

WEIGHTED AVERAGE MATURITY

                               5/31/00                          11/30/99                 5/31/99

Fidelity New Jersey Municipal  50 DAYS                          52 Days                  69 Days
 Money Market Fund

New Jersey Tax-Free Money      49 DAYS                          53 Days                  55 Days
Market Funds Average*



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF MAY 31, 2000                                           AS OF NOVEMBER 30, 1999

Variable Rate Demand Notes                                   Variable Rate Demand Notes
(VRDNs)                         64.2%                        (VRDNs)                            52.3%

Commercial Paper (including                                  Commercial Paper (including
CP Mode)                         9.8%                        CP Mode)                           18.0%

Tender Bonds                     0.0%                        Tender Bonds                        2.7%

Municipal Notes                 21.6%                        Municipal Notes                    24.8%

Other Investments and Net                                    Other Investments and Net
Other Assets                     4.4%                        Other Assets                        2.2%

Row: 1, Col: 1, Value: 64.2                                  Row: 1, Col: 1, Value: 52.3
Row: 1, Col: 2, Value: 0.0                                   Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 9.800000000000001                     Row: 1, Col: 3, Value: 18.0
Row: 1, Col: 4, Value: 0.0                                   Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0                                   Row: 1, Col: 5, Value: 2.7
Row: 1, Col: 6, Value: 0.0                                   Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 21.6                                  Row: 1, Col: 7, Value: 24.8
Row: 1, Col: 8, Value: 4.4                                   Row: 1, Col: 8, Value: 2.2



FIDELITY NEW JERSEY MUNICIPAL MONEY MARKET FUND

INVESTMENTS MAY 31, 2000 (UNAUDITED)

Showing Percentage of Net Assets



MUNICIPAL SECURITIES - 98.2%

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

NEW JERSEY - 71.6%

Allendale Board Ed. BAN 4.5%     $ 5,941,000                      $ 5,954,795
2/9/01

Belmar Gen. Oblig. BAN 4.9%       3,523,250                        3,537,825
5/10/01

Bethlehem Township Gen.           3,304,000                        3,307,858
Oblig. BAN 4.25% 9/20/00

Bloomfield Township Gen.          5,800,000                        5,800,080
Oblig. BAN 3.8% 6/28/00

Burlington County Gen. Oblig.     4,800,000                        4,802,969
BAN 3.75% 8/11/00

Camden County Impt. Auth.         12,800,000                       12,800,000
Rev. (Parkview Redev.  Hsg.
Proj.) 4%, LOC Gen. Elec.
Cap. Corp., VRDN (a)(d)

Chatham Township Gen. Oblig.      5,497,745                        5,517,248
BAN 4.6% 2/16/01

Chathams District Board of        6,000,000                        6,020,970
Ed. BAN 4.6% 1/25/01

Clark Township Gen. Oblig.        3,176,200                        3,176,559
BAN 4.16% 1/5/01

Clifton Gen. Oblig. BAN 4%        6,300,000                        6,305,964
8/18/00

Cranford Township Gen. Oblig.     3,133,000                        3,140,593
BAN 4.5% 1/18/01

Delaware River Port Auth.
Pennsylvania and New Jersey
Rev. Participating VRDN:

Series Merlots 00 K, 4.4%         15,265,000                       15,265,000
(Liquidity Facility First
Union Nat'l. Bank, North
Carolina) (a)(e)

Series SG 53, 4.38%               12,340,000                       12,340,000
(Liquidity Facility Societe
Generale) (a)(e)

Series SGA 89, 4.4%               8,200,000                        8,200,000
(Liquidity Facility Societe
Generale) (a)(e)

East Brunswick Township Gen.
Oblig. BAN:

3.9% 8/10/00                      3,212,000                        3,214,372

4.25% 10/13/00                    5,660,000                        5,670,577

4.5% 2/27/01                      7,232,000                        7,251,491

4.5% 4/12/01                      3,900,000                        3,910,631

Essex County Impt. Auth.          3,150,000                        3,150,000
Participating VRDN Series
FRRI A27, 4.4% (Liquidity
Facility Bank of New York
NA) (a)(e)

Essex County Impt. Auth.          12,100,000                       12,100,000
Lease Rev. Participating
VRDN  Series SSP 37, 4.2%
(Liquidity Facility Chase
Manhattan Bank) (a)(e)

Fort Lee Gen. Oblig. BAN 4.5%     3,000,000                        3,007,802
3/1/01

Hackensack Board of Ed. BAN       6,000,000                        6,019,219
4.75% 5/16/01

Haledon Gen. Oblig. BAN 4.5%      4,455,000                        4,466,760
4/11/01

Highland Park Gen. Oblig. BAN     3,600,000                        3,614,610
4.7% 4/26/01

Hopewell Township Gen. Oblig.     2,700,000                        2,705,372
BAN 4.5% 3/20/01

Hudson County Impt. Auth.         31,795,000                       31,795,000
Rev. (Essential Purp. Pooled
 Govt. Ln. Prog.) Series
1986, 4.25%, LOC First Union
 Nat'l. Bank, North
Carolina, VRDN (a)

Jackson Township Gen. Oblig.      3,000,000                        3,005,065
BAN 4.25% 12/13/00

Jefferson Township Gen.           3,200,000                        3,201,813
Oblig. BAN 4% 7/14/00

Margate City Gen. Oblig. BAN:

4% 8/17/00                        5,200,000                        5,204,432

4.4% 12/1/00                      4,130,000                        4,135,596

4.5% 8/17/00                      5,700,000                        5,705,391

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

NEW JERSEY - CONTINUED

Mercer County Impt. Auth.        $ 16,000,000                     $ 16,000,000
Rev. (Atlantic Foundation &
Johnson Proj.) Series 1998,
4.33% (MBIA Insured), VRDN
(a)

Millburn Township Gen. Oblig.     6,000,000                        6,018,558
BAN 4.5% 3/22/01

Montclair Township Gen.           3,880,000                        3,897,773
Oblig. BAN 4.75% 3/9/01

Montgomery Township Gen.          7,022,160                        7,033,682
Oblig. BAN 4.2% 12/7/00

Moorestown Township Gen.          5,200,000                        5,200,041
Oblig. BAN 3.5% 6/2/00

New Jersey Econ. Dev. Auth.
Econ. Dev. Rev.:

(Ctr. for Aging Applewood         2,275,000                        2,275,000
Proj.) Series 1989, 4.25%,
LOC Fleet Nat'l. Bank, VRDN
(a)

(Headquarters Proj.) Series       4,300,000                        4,300,000
1997, 4.2%,  LOC PNC Bank
NA, VRDN (a)

Rfdg. (AIRUS Newark Proj.)        1,000,000                        1,000,000
Series 1998, 4.3%  (AMBAC
Insured), VRDN (a)(d)

New Jersey Econ. Dev. Auth.
Natural Gas Facilities Rev.:

Participating VRDN Series         3,100,000                        3,100,000
MSDW 98 161, 4.3% (Liquidity
Facility Morgan Stanley Dean
Witter & Co.) (a)(d)(e)

(Natural Gas Co. Proj.):

Series 1998 B, 4.05% (AMBAC       4,800,000                        4,800,000
Insured), VRDN (a)(d)

Series A, 4.5% (AMBAC             4,400,000                        4,400,000
Insured) (BPA Bank of New
York NA), VRDN (a)(d)

Rfdg. (Natural Gas Co. Proj.)     7,300,000                        7,300,000
Series 1995 B, 4.5%  (AMBAC
Insured), VRDN (a)(d)

New Jersey Econ. Dev. Auth.       3,000,000                        3,000,000
Poll. Cont. Rev. (Hoffman-
La Roche, Inc. Proj.) Series
1985, 4.35%, LOC Wachovia
Bank NA, VRDN (a)

New Jersey Econ. Dev. Auth.
Rev.:

(Bayshore Health Ctr. Proj.)      7,275,000                        7,275,000
Series 1998 A, 4.25%,  LOC
Kredietbank, VRDN (a)

(Jewish Home Rockleigh Proj.)     9,930,000                        9,930,000
Series B, 4.25%,  LOC PNC
Bank NA, VRDN (a)

New Jersey Econ. Dev. Auth.
Wtr. Facilities Rev. Rfdg.
(United Wtr., Inc. Proj.):

Series 1996 A, 4.4% (AMBAC        10,700,000                       10,700,000
Insured) (BPA Bank of  New
York NA), VRDN (a)

Series 1996 C, 4.5% (AMBAC        3,700,000                        3,700,000
Insured) (BPA Bank of  New
York NA), VRDN (a)(d)

New Jersey Ed. Dev. Auth.         10,035,000                       10,035,000
Participating VRDN  Series
BS 99 82, 4% (Liquidity
Facility Bear Stearns
Companies, Inc.) (a)(e)

New Jersey Edl. Facilities        14,555,000                       14,555,000
Auth. Rev. (College of New
Jersey Proj.) Series 1999 A,
4.1% (AMBAC Insured), VRDN
(a)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

NEW JERSEY - CONTINUED

New Jersey Gen. Oblig.:

Participating VRDN Series        $ 9,950,000                      $ 9,950,000
FRRI L8, 4.45%  (Liquidity
Facility Lehman Brothers,
Inc.) (a)(e)

Series Fiscal 2000 A:

3.95% 6/2/00, CP                  24,000,000                       24,000,000

4% 6/1/00, CP                     10,000,000                       10,000,000

4.05% 6/1/00, CP                  20,000,000                       20,000,000

4.1% 6/5/00, CP                   8,500,000                        8,500,000

New Jersey Hsg. & Mtg. Fin.
Agcy. Rev. Participating VRDN:

Series 1999 V, 4.25%              12,975,000                       12,975,000
(Liquidity Facility Bank of
America NA) (a)(d)(e)

Series PA 117, 4.23%              3,175,000                        3,175,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(d)(e)

Series PT 118, 4.23%              22,040,000                       22,040,000
(Liquidity Facility Banco
Santander SA) (a)(d)(e)

Series PT 287, 4.55%              1,700,000                        1,700,000
(Liquidity Facility
Landesbank Hessen-Thuringen)
(a)(d)(e)

Series PT 349, 4.72%              12,425,000                       12,425,000
(Liquidity Facility Banco
Santander SA) (a)(d)(e)

New Jersey Sports &
Exposition Auth. Contract
Rev.:

Participating VRDN Series         6,100,000                        6,100,000
FRRI A3, 4.4%  (Liquidity
Facility Commerzbank AG)
(a)(e)

Series 1992 C, 4.25% (MBIA        7,500,000                        7,500,000
Insured)  (BPA Cr. Swiss
First Boston Bank), VRDN (a)

New Jersey Tpk. Auth. Tpk.
Rev.:

Participating VRDN:

Series PT 347, 4.15%              3,805,000                        3,805,000
(Liquidity Facility Banco
Santander SA) (a)(e)

Series ROC 00 8, 4.35%            14,845,000                       14,845,000
(Liquidity Facility  Salomon
Smith Barney Hldgs., Inc.)
(a)(e)

Series ROC 2 R 00 18, 4.35%       9,995,000                        9,995,000
(Liquidity Facility  Salomon
Smith Barney Hldgs., Inc.)
(a)(e)

Series ROC 2 R 00 19, 4.35%       3,995,000                        3,995,000
(Liquidity Facility  Salomon
Smith Barney Hldgs., Inc.)
(a)(e)

Series ROC 2 R 00 20, 4.35%       13,235,000                       13,235,000
(Liquidity Facility  Salomon
Smith Barney Hldgs., Inc.)
(a)(e)

Series 1991 D, 3.8% (FGIC         5,000,000                        5,000,000
Insured),  LOC Societe
Generale, VRDN (a)

New Jersey Trans. Trust Fund
Auth. Participating VRDN:

Series 1999 A, 4.05%              6,400,000                        6,400,000
(Liquidity Facility Bear
Stearns Companies, Inc.)
(a)(e)

Series MSDW 00 203, 4.18%         3,000,000                        3,000,000
(Liquidity Facility  Morgan
Stanley Dean Witter & Co.)
(a)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

NEW JERSEY - CONTINUED

New Jersey Trans. Trust Fund
Auth. Participating VRDN: -
continued

Series MSDW 00 224, 4.2%         $ 6,695,000                      $ 6,695,000
(Liquidity Facility  Morgan
Stanley Dean Witter & Co.)
(a)(e)

Series MSDW 98 54, 4.15%          2,500,000                        2,500,000
(Liquidity Facility  Morgan
Stanley Dean Witter & Co.)
(a)(e)

Series ROC 2 R 00 21, 4.35%       1,265,000                        1,265,000
(Liquidity Facility  Salomon
Smith Barney Hldgs., Inc.)
(a)(e)

Piscataway Township Gen.          4,737,000                        4,752,259
Oblig. BAN 4.6% 4/20/01

Readington Township Gen.          11,360,000                       11,390,504
Oblig. BAN 4.5% 4/27/01

Red Bank Borough Gen. Oblig.      3,000,000                        3,002,977
BAN 4.125% 11/16/00

Secaucus Gen. Oblig. BAN 3.4%     3,986,000                        3,986,000
6/1/00

Tenafly School District BAN       6,500,000                        6,522,956
4.6% 4/25/01

Wayne Township School             5,900,000                        5,904,381
District BAN 4.25% 9/21/00

West Milford Township Gen.        3,600,000                        3,609,425
Oblig. BAN 4.5% 1/19/01

Woodbridge Township Gen.          6,600,000                        6,604,961
Oblig. BAN 3.9% 7/28/00

                                                                   583,721,509

NEW YORK & NEW JERSEY - 24.0%

Port Auth. New York & New
Jersey:

Participating VRDN Series         16,660,000                       16,660,000
FRRI 3, 4.5%  (Liquidity
Facility Bank of New York
NA) (a)(d)(e)

Series 1991, 4.3607%, VRDN        8,800,000                        8,800,000
(a)(d)(f)

Series 1992, 4.225%, VRDN         6,800,000                        6,800,000
(a)(f)

Series 1995, 4.225%, VRDN         9,400,000                        9,400,000
(a)(d)(f)

Series 1996 2, 4.25%, VRDN        3,500,000                        3,500,000
(a)(d)

Series 1997 1, 4.225%, VRDN       8,900,000                        8,900,000
(a)(f)

Series 1997 1A, 4.15%, VRDN       2,800,000                        2,800,000
(a)

Series A, 4.35% 7/14/00, CP       5,665,000                        5,665,000
(d)

Series B:

3.95% 6/1/00, CP                  7,700,000                        7,700,000

4% 6/7/00, CP                     3,300,000                        3,300,000

4.2% 7/14/00, CP                  2,000,000                        2,000,000

Port Auth. New York & New
Jersey Spl. Oblig. Rev.:

Participating VRDN:

Series FRRI 16, 4.5%              20,000,000                       20,000,000
(Liquidity Facility Bank of
New York NA) (a)(d)(e)

Series MSDW 00 243, 4.3%          3,800,000                        3,800,000
(Liquidity Facility  Morgan
Stanley Dean Witter & Co.)
(a)(d)(e)

Series MSDW 98 157, 4.3%          2,080,000                        2,080,000
(Liquidity Facility  Morgan
Stanley Dean Witter & Co.)
(a)(d)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

NEW YORK & NEW JERSEY -
CONTINUED

Port Auth. New York & New
Jersey Spl. Oblig.  Rev.: -
continued

Participating VRDN: - continued

Series SG 117, 4.23%             $ 29,155,000                     $ 29,155,000
(Liquidity Facility Societe
Generale) (a)(d)(e)

Series SG 94, 4.23%               22,490,000                       22,490,000
(Liquidity Facility  Societe
Generale) (a)(d)(e)

Series 3, 4.3%, VRDN (a)          9,700,000                        9,700,000

Series 5, 4.3%, VRDN (a)          26,300,000                       26,300,000

Series 6, 4.45%, VRDN (a)(d)      6,300,000                        6,300,000

                                                                   195,350,000

                                 SHARES

OTHER - 2.6%

Municipal Central Cash Fund,      21,329,913                       21,329,913
4.40% (b)(c)

TOTAL INVESTMENT PORTFOLIO -                                      800,401,422
98.2%
(Cost $800,401,422)

NET OTHER ASSETS - 1.8%                                            14,621,399

NET ASSETS - 100%                                               $ 815,022,821

Total Cost for Income Tax Purposes                              $ 800,401,422


SECURITY TYPE ABBREVIATIONS

BAN - BOND ANTICIPATION NOTE

CP  - COMMERCIAL PAPER

VRDN - VARIABLE RATE DEMAND NOTE

LEGEND

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

Additional information on each holding is as follows:

SECURITY                      ACQUISITION DATE  COST

Port Auth. New York & New     6/18/91           $ 8,800,000
Jersey Series 1991, 4.3607%,
VRDN

Port Auth. New York & New     2/14/92           $ 6,800,000
Jersey Series 1992, 4.225%,
VRDN

Port Auth. New York & New     9/15/95           $ 9,400,000
Jersey Series 1995, 4.225%,
VRDN

Port Auth. New York & New     9/15/97           $ 8,900,000
Jersey Series 1997 1,
4.225%, VRDN

OTHER INFORMATION

The fund invested in securities that are not registered under the Securities Act of 1933. These securities are subject to legal or contractual restrictions on resale. At the end of the period, restricted securities (excluding Rule 144A issues) amounted to $33,900,000 and 4.2% of net assets.

INCOME TAX INFORMATION

At November 30, 1999, the fund had a capital loss carryforward of approximately $1,000, all of which will expire on November 30, 2005.

FIDELITY NEW JERSEY MUNICIPAL MONEY MARKET FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                 MAY 31, 2000 (UNAUDITED)

ASSETS

Investment in securities, at                $ 800,401,422
value -  See accompanying
schedule

Receivable for investments                   12,616,529
sold on a  delayed delivery
basis

Receivable for fund shares                   6,603,272
sold

Interest receivable                          8,111,502

Prepaid expenses                             16,727

 TOTAL ASSETS                                827,749,452

LIABILITIES

Payable for investments        $ 9,959,773
purchased

Payable for fund shares         2,274,509
redeemed

Distributions payable           81,779

Accrued management fee          255,543

Other payables and accrued      155,027
expenses

 TOTAL LIABILITIES                           12,726,631

NET ASSETS                                  $ 815,022,821

Net Assets consist of:

Paid in capital                             $ 815,022,429

Accumulated net realized gain                392
(loss) on investments

NET ASSETS, for 815,022,492                 $ 815,022,821
shares outstanding

NET ASSET VALUE, offering                    $1.00
price and redemption price
per share ($815,022,821
(divided by) 815,022,492
shares)

STATEMENT OF OPERATIONS

                                SIX MONTHS ENDED MAY 31,
                                        2000 (UNAUDITED)

INTEREST INCOME                             $ 15,058,411

EXPENSES

Management fee                 $ 1,472,838

Transfer agent fees             565,884

Accounting fees and expenses    55,054

Non-interested trustees'        1,211
compensation

Custodian fees and expenses     12,478

Registration fees               56,262

Audit                           10,086

Legal                           8,976

Miscellaneous                   14,314

 Total expenses before          2,197,103
reductions

 Expense reductions             (11,921)     2,185,182

NET INTEREST INCOME                          12,873,229

NET REALIZED GAIN (LOSS) ON                  792
INVESTMENTS

NET INCREASE (DECREASE) IN                  $ 12,874,021
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                 SIX MONTHS ENDED MAY 31,  YEAR ENDED NOVEMBER 30,
                                 2000                      1999
                                 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 12,873,229              $ 17,404,449

 Net realized gain (loss)         792                       40,402

 NET INCREASE (DECREASE) IN       12,874,021                17,444,851
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (12,873,229)              (17,404,449)
from net interest income

Share transactions at net         1,878,731,512             2,306,661,152
asset value of $1.00 per
share Proceeds from sales of
shares

 Reinvestment of                  12,540,612                17,049,675
distributions from net
interest income

 Cost of shares redeemed          (1,774,176,113)           (2,216,315,325)

 NET INCREASE (DECREASE) IN       117,096,011               107,395,502
NET ASSETS AND SHARES
RESULTING FROM SHARE
TRANSACTIONS

  TOTAL INCREASE (DECREASE)       117,096,803               107,435,904
IN NET ASSETS

NET ASSETS

 Beginning of period              697,926,018               590,490,114

 End of period                   $ 815,022,821             $ 697,926,018


FINANCIAL HIGHLIGHTS

                               SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                               (UNAUDITED)                    1999                      1998       1997       1996

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 1.000                        $ 1.000                   $ 1.000    $ 1.000    $ 1.000
period

Income from Investment          .016                           .026                      .029       .030       .029
Operations Net interest
income

Less Distributions

From net interest income        (.016)                         (.026)                    (.029)     (.030)     (.029)

Net asset value,  end of       $ 1.000                        $ 1.000                   $ 1.000    $ 1.000    $ 1.000
period

TOTAL RETURN B, C               1.64%                          2.68%                     2.93%      3.03%      2.93%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period     $ 815,023                      $ 697,926                 $ 590,490  $ 487,661  $ 423,224
(000 omitted)

Ratio of expenses  to average   .56% A                         .58%                      .60%       .61%       .63%
 net assets

Ratio of expenses to average    .56% A                         .58%                      .59% D     .61%       .61% D
net assets after expense
reductions

Ratio of net interest income    3.29% A                        2.65%                     2.90%      2.98%      2.89%
to average net assets



FINANCIAL HIGHLIGHTS

                               YEARS ENDED NOVEMBER 30,

                               1995

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 1.000
period

Income from Investment          .033
Operations Net interest
income

Less Distributions

From net interest income        (.033)

Net asset value,  end of       $ 1.000
period

TOTAL RETURN B, C               3.33%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period     $ 434,709
(000 omitted)

Ratio of expenses  to average   .62%
 net assets

Ratio of expenses to average    .62%
net assets after expense
reductions

Ratio of net interest income    3.28%
to average net assets


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Spartan New Jersey Municipal Income Fund (the income fund) is a fund of Fidelity Court Street Trust. Spartan New Jersey Municipal Money Market Fund and Fidelity New Jersey Municipal Money Market Fund (the money market funds) are funds of Fidelity Court Street Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. Each fund may be affected by economic and political developments in the state of New Jersey. The following summarizes the significant accounting policies of the income fund and the money market funds:

SECURITY VALUATION.

INCOME FUND. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

MONEY MARKET FUNDS. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the money market funds, accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.

EXPENSES. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions and losses deferred due to futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net interest income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in the income fund less than 180 days are subject to a short-term trading fee equal to
 .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the funds may invest in the Municipal Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the funds are recorded as interest income in the accompanying financial statements.

DELAYED DELIVERY TRANSACTIONS. Each fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract.

2. OPERATING POLICIES - CONTINUED

FUTURES CONTRACTS. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

RESTRICTED SECURITIES. Certain funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

3. PURCHASES AND SALES OF INVESTMENTS.

INCOME FUND. Purchases and sales of securities, other than short-term securities, aggregated $97,353,607 and $107,741,948, respectively.

The market value of futures contracts opened and closed during the period amounted to $25,553,656 and $26,192,119, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE.

INCOME FUND. For the period December 1, 1999 to December 31, 1999, as the income fund's investment adviser, FMR received a fee that was computed daily at an annual rate of .55% of the fund's average net assets. FMR paid all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. The management fee paid to FMR by the fund was reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees. Under the Amended Contract effective January 1, 2000, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

MANAGEMENT FEE - CONTINUED

INCOME FUND - CONTINUED

is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the Amended Contract period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of
 .39% of average net assets. Under the Amended Contract, the income fund will be responsible for paying all other expenses unless they are borne by FMR under a voluntary expense limit.

MONEY MARKET FUNDS. As Fidelity New Jersey Municipal Money Market Fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .38% of average net assets.

As Spartan New Jersey Municipal Money Market Fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .50% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

FMR also bears the cost of providing shareholder services to Spartan New Jersey Municipal Money Market Fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $2,241.

SUB-ADVISER FEE. As each fund's investment sub-adviser, FIMM, a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

TRANSFER AGENT AND ACCOUNTING FEES. Citibank, N.A.(Citibank) is the custodian, transfer agent and shareholder servicing agent for the income fund and Fidelity New Jersey Municipal Money Market Fund. Citibank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

TRANSFER AGENT AND ACCOUNTING FEES - CONTINUED

shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

For the period, the transfer agent fees were equivalent to an annualized rate of .08% and .14% of average net assets for the income fund and Fidelity New Jersey Municipal Money Market Fund, respectively.

MONEY MARKET INSURANCE. Pursuant to an Exemptive Order issued by the SEC, the money market funds, along with other money market funds advised by FMR or its affiliates, have entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. Each money market fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. During the period, Fidelity New Jersey Municipal Money Market Fund paid premiums of $28,675 for the calendar year 2000 to FIDFUNDS, which are are being amortized over one year. During the period FMR has borne the cost of Spartan New Jersey Municipal Money Market Fund's premium payable to FIDFUNDS.

5. EXPENSE REDUCTIONS.

Through arrangements with the income fund's and Fidelity New Jersey Municipal Money Market Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. For the period, the reductions under these arrangements are as follows:

                         INCOME FUND  FIDELITY NEW JERSEY MUNICIPAL
                                      MONEY MARKET FUND



CUSTODIAN CREDITS        $ 3,537      $ 2,778

TRANSFER AGENT CREDITS    16,015       9,143

                         $ 19,552     $ 11,921

In addition, prior to January 1, 2000, under the all-inclusive fee structure, credits realized totaling $10,986 were used to reduce a portion of the income fund's expenses.

Through arrangements with Spartan New Jersey Municipal Money Market Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $8,806 under these arrangements.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)FIDELITY AUTOMATED
SERVICE TELEPHONE (FAST(registered trademark))

1-800-544-5555

PRESS

1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.

BY PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75039-5587

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75039-5587

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500


TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.

ARIZONA

7373 N. Scottsdale Road
Scottsdale, AZ

CALIFORNIA

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

COLORADO

1625 Broadway
Denver, CO

CONNECTICUT

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

DELAWARE

222 Delaware Avenue
Wilmington, DE

FLORIDA

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

GEORGIA

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

ILLINOIS

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

INDIANA

4729 East 82nd Street
Indianapolis, IN

MAINE

Three Canal Plaza
Portland, ME

MARYLAND

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

MASSACHUSETTS

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

MICHIGAN

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

MINNESOTA

7600 France Avenue South
Edina, MN

MISSOURI

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

NEW JERSEY

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

NEW YORK

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

NORTH CAROLINA

4611 Sharon Road
Charlotte, NC

OHIO

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

OREGON

16850 SW 72nd Avenue
Tigard, OR

PENNSYLVANIA

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

RHODE ISLAND

47 Providence Place
Providence, RI

TENNESSEE

6150 Poplar Avenue
Memphis, TN

TEXAS

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

UTAH

215 South State Street
Salt Lake City, UT

VIRGINIA

1861 International Drive
McLean, VA

WASHINGTON

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

WASHINGTON, DC

1900 K Street, N.W.
Washington, DC

WISCONSIN

595 North Barker Road
Brookfield, WI





INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISER
Fidelity Investments
Money Management, Inc.

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Dwight D. Churchill, Vice President
Boyce I. Greer, Vice President
Norman U. Lind, Vice President - INCOME FUND
Scott A. Orr, Vice President - MONEY MARKET FUNDS
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Maria F. Dwyer, Deputy Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

* INDEPENDENT TRUSTEES

NJN-SANN-0700  106713
1.704871.102

ADVISORY BOARD
J. Michael Cook
Abigail P. Johnson

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Citibank N.A.
New York NY
and
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
Citibank N.A.
New York NY

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions
 and Account Assistance 1-800-544-6666
Product Information 1-800-544-6666
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
 Telephone (FAST(registered trademark))  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com


SPARTAN(REGISTERED TRADEMARK)
FLORIDA
MUNICIPAL
FUNDS


SEMIANNUAL REPORT
MAY 31, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE        3   Ned Johnson on investing
                               strategies.

SPARTAN FLORIDA MUNICIPAL
INCOME FUND

 PERFORMANCE               4   How the fund has done over
                               time.

 FUND TALK                 7   The manager's review of fund
                               performance, strategy and
                               outlook.

 INVESTMENT CHANGES        10  A summary of major shifts in
                               the fund's investments over
                               the past six months.

 INVESTMENTS               11  A complete list of the fund's
                               investments with their
                               market values.

 FINANCIAL STATEMENTS      19  Statements of assets and
                               liabilities, operations, and
                               changes in net assets,  as
                               well as financial highlights.

SPARTAN FLORIDA MUNICIPAL
MONEY MARKET FUND

 PERFORMANCE               23  How the fund has done over
                               time.

 FUND TALK                 25  The manager's review of fund
                               performance, strategy and
                               outlook.

 INVESTMENT CHANGES        27  A summary of major shifts in
                               the fund's investments over
                               the past six months and one
                               year.

 INVESTMENTS               28  A complete list of the fund's
                               investments.

 FINANCIAL STATEMENTS      35  Statements of assets and
                               liabilities, operations, and
                               changes in net assets,  as
                               well as financial highlights.

NOTES                      39  Notes to the financial
                               statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK. FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-6666
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

The technology sell-off that began in mid-March continued to hamper equity markets, driving the tech-heavy NASDAQ index down more than 16% year to date through the end of May. Broader equity indexes, including the S&P 500(registered trademark), also were down, but not as much as more concentrated performance measures. In bond markets, Treasuries got a boost late in the period as economic reports showed the first signs of a slowing economy.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

SPARTAN FLORIDA MUNICIPAL INCOME FUND

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 2000    PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

SPARTAN FL MUNICIPAL INCOME   0.53%          -1.34%       25.65%        67.78%

LB Florida Municipal Bond     0.79%          -1.07%       27.46%        n/a

Florida Municipal Debt Funds  0.23%          -3.22%       21.44%        n/a
Average


CUMULATIVE TOTAL RETURNS show the fund's performance over a set period
- in this case, six months, one year, five years or since the fund started on March 16, 1992. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Florida Municipal Bond Index - a market value-weighted index of Florida investment-grade municipal bonds with maturities of one year or more. To measure how the fund's performance stacked up against its peers, you can compare it to the Florida municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 64 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 2000      PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

SPARTAN FL MUNICIPAL INCOME     -1.34%       4.67%         6.50%

LB Florida Municipal Bond       -1.07%       4.97%         n/a

Florida Municipal Debt Funds    -3.22%       3.96%         n/a
Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER LIFE OF FUND
             Spartan FL Muni Income      LB Municipal Bond
             00427                       LB015
  1992/03/31      10000.00                    10000.00
  1992/04/30      10172.61                    10089.00
  1992/05/31      10350.03                    10207.75
  1992/06/30      10575.20                    10379.03
  1992/07/31      11028.26                    10690.20
  1992/08/31      10779.40                    10585.97
  1992/09/30      10823.45                    10655.20
  1992/10/31      10580.52                    10550.46
  1992/11/30      10944.39                    10739.42
  1992/12/31      11095.24                    10849.07
  1993/01/31      11245.75                    10975.24
  1993/02/28      11812.46                    11372.22
  1993/03/31      11626.24                    11252.01
  1993/04/30      11765.70                    11365.54
  1993/05/31      11841.80                    11429.42
  1993/06/30      12066.54                    11620.18
  1993/07/31      12101.29                    11635.40
  1993/08/31      12393.62                    11877.65
  1993/09/30      12566.59                    12012.93
  1993/10/31      12600.06                    12036.12
  1993/11/30      12423.65                    11930.08
  1993/12/31      12745.45                    12181.92
  1994/01/31      12914.00                    12321.04
  1994/02/28      12524.91                    12001.93
  1994/03/31      11935.22                    11513.21
  1994/04/30      12024.45                    11610.84
  1994/05/31      12139.04                    11711.51
  1994/06/30      12056.43                    11639.95
  1994/07/31      12310.26                    11853.31
  1994/08/31      12320.58                    11894.32
  1994/09/30      12130.96                    11719.71
  1994/10/31      11814.13                    11511.57
  1994/11/30      11530.36                    11303.44
  1994/12/31      11886.42                    11552.23
  1995/01/31      12279.67                    11882.39
  1995/02/28      12704.70                    12227.93
  1995/03/31      12848.58                    12368.43
  1995/04/30      12858.11                    12383.03
  1995/05/31      13293.09                    12778.17
  1995/06/30      13130.49                    12667.00
  1995/07/31      13237.10                    12787.08
  1995/08/31      13405.68                    12949.22
  1995/09/30      13499.13                    13031.19
  1995/10/31      13706.26                    13220.67
  1995/11/30      13961.59                    13440.00
  1995/12/31      14100.58                    13569.15
  1996/01/31      14182.96                    13671.60
  1996/02/29      14061.09                    13579.32
  1996/03/31      13892.16                    13405.77
  1996/04/30      13847.66                    13367.84
  1996/05/31      13843.25                    13362.49
  1996/06/30      14002.86                    13508.01
  1996/07/31      14127.09                    13630.93
  1996/08/31      14122.39                    13627.66
  1996/09/30      14310.34                    13818.45
  1996/10/31      14461.71                    13974.73
  1996/11/30      14742.11                    14230.47
  1996/12/31      14658.38                    14170.70
  1997/01/31      14692.85                    14197.48
  1997/02/28      14827.51                    14327.82
  1997/03/31      14596.62                    14136.83
  1997/04/30      14723.54                    14255.15
  1997/05/31      14946.39                    14469.55
  1997/06/30      15099.85                    14623.65
  1997/07/31      15539.17                    15028.73
  1997/08/31      15369.96                    14887.91
  1997/09/30      15538.41                    15064.63
  1997/10/31      15627.27                    15161.49
  1997/11/30      15728.03                    15250.64
  1997/12/31      15941.23                    15473.15
  1998/01/31      16156.40                    15632.83
  1998/02/28      16143.45                    15637.52
  1998/03/31      16136.19                    15651.28
  1998/04/30      16043.28                    15580.69
  1998/05/31      16289.98                    15827.34
  1998/06/30      16323.37                    15889.70
  1998/07/31      16400.59                    15929.58
  1998/08/31      16649.55                    16175.69
  1998/09/30      16825.46                    16377.24
  1998/10/31      16816.46                    16376.91
  1998/11/30      16892.27                    16434.40
  1998/12/31      16941.91                    16475.81
  1999/01/31      17137.87                    16671.71
  1999/02/28      17033.65                    16598.85
  1999/03/31      17039.19                    16621.93
  1999/04/30      17071.64                    16663.31
  1999/05/31      16928.43                    16566.83
  1999/06/30      16648.50                    16328.27
  1999/07/31      16714.54                    16387.71
  1999/08/31      16614.69                    16256.60
  1999/09/30      16633.23                    16263.27
  1999/10/31      16458.17                    16086.98
  1999/11/30      16614.02                    16258.14
  1999/12/31      16480.34                    16137.02
  2000/01/31      16365.41                    16066.82
  2000/02/29      16554.13                    16253.20
  2000/03/31      16872.80                    16608.49
  2000/04/30      16817.24                    16510.34
  2000/05/31      16702.43                    16424.48
IMATRL PRASUN   SHR__CHT 20000531 20000619 084617 R00000000000101

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Spartan Florida Municipal Income Fund on March 31, 1992, shortly after the fund started. As the chart shows, by May 31, 2000, the value of the investment would have grown to $16,702 - a 67.02% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $16,424 - a 64.24% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will
do tomorrow. Bond prices,
for example, generally move
in the opposite direction of
interest rates. In turn, the share
price, return and yield of a
fund that invests in bonds will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride
out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED MAY 31,  YEARS ENDED NOVEMBER 30,

                  2000                      1999                      1998   1997   1996   1995

Dividend returns  2.48%                     4.39%                     4.77%  5.00%  5.10%  6.31%

Capital returns   -1.95%                    -6.04%                    2.63%  1.69%  0.49%  14.78%

Total returns     0.53%                     -1.65%                    7.40%  6.69%  5.59%  21.09%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED MAY 31, 2000  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share         4.65(cents)   26.83(cents)   52.75(cents)

Annualized dividend rate    5.16%         4.99%          4.85%

30-day annualized yield     5.22%         -              -

30-day annualized           8.16%         -              -
tax-equivalent yield

DIVIDENDS per share show the income paid by the fund for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $10.62 over the past one month, $10.72 over the past six months and $10.87 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield if you're in the 36% 2000 federal income tax bracket, but does not reflect the payment of the federal alternative minimum tax, if applicable.

SPARTAN FLORIDA MUNICIPAL INCOME FUND

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

The municipal bond market
experienced its share of ups and
downs during the six months that
ended May 31, 2000. The period
began on a down note, as supply
exceeded demand, and muni yields
began to rise in the face of
inflationary fears. In February and
March, however, despite further
interest-rate hikes by the Federal
Reserve Board, municipal bonds
rebounded when their yields
exceeded 6% and retail investors
jumped at the chance to buy munis
at their highest yields in about five
years. Unfortunately, munis took a
turn for the worse in April as
economic indicators suggested an
increase in inflation, which
prompted the Fed to make an
aggressive 0.50% rate hike at its
May Open Market Committee
meeting. But by the end of May, the
forecast for munis was bright. Retail
demand remained strong, issuance
for the first quarter of 2000 compared
to the first quarter of 1999 was down
33%, equity markets were struggling
and, perhaps most importantly, new
figures showed the Fed's series of
rate hikes were indeed beginning to
slow the U.S. economy. For the
overall six-month period, the Lehman
Brothers Municipal Bond Index - an
index of over 35,000
investment-grade, fixed-rate,
tax-exempt bonds - gained 1.02%,
just slightly below the overall
taxable-bond market return of
1.42%, as measured by the Lehman
Brothers Aggregate Bond Index.

(photograph of Christine Thompson)

An interview with Christine Thompson, Portfolio Manager of Spartan Florida Municipal Income Fund

Q. HOW DID THE FUND PERFORM, CHRISTINE?

A. For the six-month period that ended May 31, 2000, the fund had a total return of 0.53%. To get a sense of how the fund did relative to its competitors, the Florida municipal debt funds average returned 0.23% for the same six-month period, according to Lipper Inc. Additionally, the Lehman Brothers Florida Municipal Bond Index, which tracks the types of securities in which the fund invests, returned 0.79%. For the 12-month period that ended May 31, 2000, the fund had a total return of -1.34%. In comparison, the Florida municipal debt funds average returned -3.22% and the Lehman Brothers index returned -1.07% for the same 12-month period.

Q. WHAT STRATEGIES AIDED THE FUND'S PERFORMANCE?

A. Two key factors helped the fund's performance. First, the fund was helped by its focus on premium coupon bonds, which pay interest rates above face - or par - value. One appealing aspect of premiums was that they were somewhat insulated from unfavorable tax treatment that negatively affected the prices of lower coupon bonds, or "discounts," as rates rose.

Q. WHAT WAS THE SECOND FACTOR?

A. The fund's performance also was helped by duration management. I managed the fund's duration - a measure of its interest-rate sensitivity - to be in line with the municipal market as a whole, as reflected by the Lehman Brothers Florida Municipal Bond Index. That means I didn't lengthen or shorten duration based on where I think interest rates will be at some point down the road. Instead, I positioned the fund to emphasize the best value opportunities based on expectations of performance potential under a variety of possible interest-rate scenarios. Given the volatility that interest rates and the municipal bond market experienced over the past six months, not positioning the fund with too much or too little interest-rate sensitivity relative to the overall Florida municipal market helped performance by not overwhelming other strategies.

Q. IN TERMS OF CREDIT QUALITY, WHAT CHOICES DID YOU MAKE?

A. As of May 31, 2000, more than 63% of the fund's investments were in insured bonds. The fund's focus on these higher-quality bonds reflected the fact that I generally didn't feel that lower-quality bonds offered enough incentive by way of additional yield for owning them. Some exceptions included Baa-rated hospitals I found, based on Fidelity's research, that offered good value. I also targeted some retirement communities that I felt could benefit from Florida's aging population. During much of the period, hospital bonds were under pressure due to a variety of challenges, including cutbacks in Medicare and ensuing questions about many hospitals' future profitability. That said, we recently saw some improvement among hospitals that have successfully adjusted to today's more expense-conscious environment. With the help of Fidelity's research staff, I continue to carefully monitor the impact these developments could have on hospitals over the long term. My approach is to be very selective, emphasizing hospitals with a proven track record that I believe can do well in today's evolving, more competitive environment.

Q. WHICH SECTORS OF THE MUNICIPAL MARKET WERE ATTRACTIVE?

A. The fund had a relatively large weighting in electric utility bonds, particularly those that I expected to benefit from restructuring activity. To make rate structures more competitive, large electric issuers are restructuring and retiring outstanding debt, which can be a positive event for bondholders. The fund had an overweighted position - relative to its benchmark and the municipal bond market as a whole - in education bonds, including those backed by colleges and universities in Florida. These bonds allowed me to diversify the fund away from economically sensitive issues such as general obligation bonds, which depend on sales, property, income and other tax revenue collections. Furthermore, projections call for an increasing number of students to seek advanced degrees over the next several years.

Q. WHAT FACTORS WILL SHAPE THE OUTLOOK FOR MUNICIPAL BONDS OVER THE NEXT SIX MONTHS OR SO?

A. The primary factor, as always, will be the direction of interest rates. Supply and demand also will play a role. The supply of municipals has continued to decline in response to rising interest rates. Many issuers now find it too expensive to issue new debt or refinance old debt. As municipal bond yields rose above 6%, we saw renewed buying from individual investors. In general, municipals were cheap relative to Treasury securities, but more or less fairly valued compared to other types of taxable bonds. To the extent that supply remains low and demand stays firm, municipal bonds could benefit.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks high level of
current income, exempt from
federal income tax

FUND NUMBER: 427

TRADING SYMBOL: FFLIX

START DATE: March 16, 1992

SIZE: as of May 31, 2000,
more than $379 million

MANAGER: Christine Thompson,
since 1998; manager,
various Fidelity and Spartan
municipal income funds;
joined Fidelity in 1985

CHRISTINE THOMPSON ON THE
STRENGTH OF FLORIDA'S ECONOMY:

"In economic terms, Florida is
starting off the new millennium
in very strong shape. Income growth
across the state is solid and
unemployment is quite low.
Tourism also has been quite hardy,
and the state's population -
particularly its retiree community -
has benefited from the strong
stock market.

"Business expansion and relocation
also has been booming thanks
largely to growth in the financial
services, business services and
hotel and tourism sectors of the
economy."

SPARTAN FLORIDA MUNICIPAL INCOME FUND

INVESTMENT CHANGES




TOP FIVE SECTORS AS OF MAY
31, 2000

                              % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                      MONTHS AGO

Transportation                 17.0                    19.2

Water & Sewer                  15.9                    9.9

Health Care                    14.7                    15.0

Electric Utilities             12.9                    13.4

Special Tax                    9.1                     12.7

AVERAGE YEARS TO MATURITY AS
OF MAY 31, 2000

                                                       6 MONTHS AGO

Years                          13.6                    12.0

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME REMAINING UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS,
WEIGHTED BY DOLLAR AMOUNT.

DURATION AS OF MAY 31, 2000

                                    6 MONTHS AGO

Years                         6.6   6.7

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

QUALITY DIVERSIFICATION
(MOODY'S RATINGS)

AS OF MAY 31, 2000

Aaa 64.9%
Aa, A 17.7%
Baa 11.7%
Not Rated 4.1%
Short-term
Investments 1.6%

Row: 1, Col: 1, Value: 64.90000000000001
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 17.7
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 11.7
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 4.1
Row: 1, Col: 8, Value: 1.6

AS OF NOVEMBER 30, 1999

Aaa 65.5%
Aa, A 18.5%
Baa 9.8%
Not Rated 3.7%
Short-term
Investments 2.5%

Row: 1, Col: 1, Value: 65.5
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 18.5
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 9.800000000000001
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 3.7
Row: 1, Col: 8, Value: 2.5

WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

SPARTAN FLORIDA MUNICIPAL INCOME FUND

INVESTMENTS MAY 31, 2000 (UNAUDITED)

Showing Percentage of Net Assets



MUNICIPAL BONDS - 97.6%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

FLORIDA - 95.9%

Alachua County Health
Facilities Auth. Health
Facilities Rev. Rfdg.
(Avmed/Santa Fe Health Sys.
Proj.):

6% 11/15/09 (Escrowed to          Baa1      $ 2,595,000                     $ 2,649,132
Maturity) (e)

6.05% 11/15/16 (Escrowed to       Baa1       6,230,000                       6,355,472
Maturity) (e)

Bay County Wtr. Sys. Rev.         Aaa        10,605,000                      10,106,560
Rfdg. 5.7% 9/1/30 (AMBAC
Insured)

Broward County Arpt. Sys.
Rev. Series H1:

4.5% 10/1/03 (AMBAC Insured)      Aaa        3,425,000                       3,317,284
(d)

4.5% 10/1/04 (AMBAC Insured)      Aaa        3,280,000                       3,154,179
(d)

Broward County Hsg. Fin.          Aaa        1,225,000                       1,247,491
Auth. Single Family Mtg.
Rev. 6.65% 8/1/21 (d)

Broward County Resource           A3         9,655,000                       9,957,202
Recovery Rev. (SES Broward
Co. LP South Proj.) 7.95%
12/1/08

Broward County Spl. Oblig.        Aaa        1,000,000                       1,008,480
Rfdg. 5.5% 1/1/02 (AMBAC
Insured)

Dade County Aviation Rev.:

(Miami Int'l. Arpt. Proj.)        Aaa        3,300,000                       3,088,734
Series B, 5% 10/1/11 (FSA
Insured) (d)

Rfdg.:

(Miami Int'l. Arpt. Proj.)
Series A:

5.75% 10/1/03 (FSA Insured)       Aaa        1,800,000                       1,825,326
(d)

6% 10/1/08 (FSA Insured) (d)      Aaa        4,175,000                       4,304,509

Series B, 6.3% 10/1/05 (AMBAC     Aaa        1,200,000                       1,260,780
Insured)

Series C, 5.5% 10/1/11 (MBIA      Aaa        5,200,000                       5,193,032
Insured)

Series D, 5.75% 10/1/09           Aaa        2,125,000                       2,155,111
(AMBAC Insured) (d)

Series Y, 5.3% 10/1/05            Aa3        3,460,000                       3,480,898

Dade County Gen. Oblig.           Aaa        1,000,000                       1,144,690
Series DD, 7.7% 10/1/07
(AMBAC Insured)

Dade County Guaranteed
Entitlement Rev.:

(Cap. Appreciation) 0% 8/1/18     Aaa        14,835,000                      4,419,347
(AMBAC Insured)
(Pre-Refunded to 2/1/06 @
40.446) (e)

Rfdg. (Cap. Appreciation)         Aaa        1,810,000                       1,662,521
Series B, 0% 2/1/02 (MBIA
Insured)

Dade County Resource Recovery     Aaa        5,000,000                       4,978,900
Facilities Rev. Rfdg. 5.5%
10/1/09 (AMBAC Insured) (d)

Dade County School Board          Aaa        1,000,000                       1,026,010
Ctfs. of Prtn.  Series A,
5.5% 5/1/25 (AMBAC Insured)
(Pre-Refunded to 5/1/06 @
101) (e)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

FLORIDA - CONTINUED

Dade County Spl. Oblig.:

Rfdg. (Cap. Appreciation)
Series B:

0% 10/1/03 (AMBAC Insured)        Aaa       $ 4,160,000                     $ 3,496,397

0% 10/1/04 (AMBAC Insured)        Aaa        5,045,000                       4,010,573

0% 10/1/16 (AMBAC Insured)        Aaa        4,300,000                       1,712,733
(Pre-Refunded to 10/1/08 @
63.072) (e)

Dade County Wtr. & Swr. Sys.      Aaa        2,970,000                       2,710,006
Rev. 5.25% 10/1/21 (FGIC
Insured)

Dunedin Hosp. Rev. Rfdg.          Aaa        1,400,000                       1,396,696
(Mease Health Care Proj.)
5.25% 11/15/06 (MBIA Insured)

Duval County Hsg. Fin. Auth.      Aaa        360,000                         371,693
Single Family Mtg. Rev.
Series C, 7.7% 9/1/24 (FGIC
Insured)

Duval County School District      Aaa        5,000,000                       5,188,950
Rfdg. 6.3% 8/1/06 (AMBAC
Insured)

Escambia County Sales Tax         Aaa        2,000,000                       2,023,960
Rev. Rfdg. 5.55% 1/1/07
(FGIC Insured)

Escambia County Utils.            Aaa        1,500,000                       1,591,215
Auth.Util. Sys. Rev.  Series
B, 6.25% 1/1/15 (FGIC
Insured)

Escambia County Health
Facilities Auth. Health
Facilities Rev. Rfdg.:

(Baptist Hosp. & Baptist
Manor Proj.):

6.75% 10/1/14                     A3         745,000                         744,963

6.75% 10/1/14 (Pre-Refunded       A3         2,555,000                       2,730,196
to 10/1/03 @ 102) (e)

(Baptist Hosp., Inc. Proj.)       BBB+       2,825,000                       2,551,823
Series B, 6% 10/1/14

Florida Board of Ed. Cap.
Outlay:

(Pub. Ed. Proj.):

Series B, 5.625% 6/1/08           Aa2        1,000,000                       1,015,750

Series E, 5.25% 6/1/23            Aa2        1,750,000                       1,565,025

Series F, 5.5% 6/1/17             Aa2        3,000,000                       2,899,800

Series B, 5% 6/1/13               Aa2        2,975,000                       2,787,159

Series C, 5.75% 6/1/29 (FGIC      Aaa        2,000,000                       1,926,500
Insured)

Florida Division Bond Fin.
Dept. Gen. Svcs. Revs.
(Dept. of Envir. Protection
Preservation 2000 Proj.)
Series A:

5.7% 7/1/09 (AMBAC Insured)       Aaa        3,000,000                       3,043,740

5.75% 7/1/08 (AMBAC Insured)      Aaa        1,000,000                       1,028,610

5.75% 7/1/11 (AMBAC Insured)      Aaa        3,000,000                       3,042,120

Florida Hsg. Fin. Agcy. Rfdg.
(Single Family Mtg. Prog.):

Series A:

6.35% 7/1/14                      Aaa        1,010,000                       1,027,756

6.55% 7/1/14 (d)                  Aaa        1,385,000                       1,415,539

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

FLORIDA - CONTINUED

Florida Hsg. Fin. Agcy. Rfdg.
(Single Family Mtg. Prog.):
- continued

Series B, 6.55% 7/1/17 (d)        Aaa       $ 1,010,000                     $ 1,026,604

Florida Mid-Bay Bridge Auth.
Rev. Series A:

6.875% 10/1/22 (Escrowed to       -          3,000,000                       3,337,560
Maturity) (e)

7.5% 10/1/17                      -          1,700,000                       1,794,333

Florida Muni. Pwr. Agcy. Rev.
Rfdg. (Stanton II Proj.):

4.5% 10/1/16 (AMBAC Insured)      Aaa        4,400,000                       3,758,392

4.5% 10/1/27 (AMBAC Insured)      Aaa        7,000,000                       5,494,650

Gainesville Utils. Sys. Rev.
Rfdg.:

Series A, 5.2% 10/1/22            Aa3        3,000,000                       2,699,460

Series B, 5.5% 10/1/13            Aa3        1,500,000                       1,481,265

Greater Orlando Aviation
Auth. Arpt. Facilities Rev.:

Series A, 6.5% 10/1/05 (FGIC      Aaa        3,550,000                       3,706,839
Insured) (d)

5.25% 10/1/23 (FGIC Insured)      Aaa        3,000,000                       2,657,070
(d)

Hillsborough County Aviation      Aaa        6,130,000                       6,128,774
Auth. Rev. Rfdg. (Tampa
Intl. Arpt. Proj.) Series A,
5% 10/1/01 (AMBAC Insured)
(d)

Hillsborough County Gen.          Aaa        2,080,000                       2,123,243
Oblig. Rfdg.
(Environmentally Sensitive
Lands Acquisition &
Protection Proj.) 6% 7/1/02
(AMBAC Insured)

Hillsborough County Ind. Dev.     Baa1       5,000,000                       4,128,850
Auth. Ind. Dev. Rev. (Health
Facilities/Univ. Cmnty.
Hosp. Proj.) Series A,
5.625% 8/15/19

Hillsborough County Port
District Spl. Refing. Rev.
Rfdg. (Tampa Port Auth.
Proj.):

6.5% 6/1/03 (FSA Insured) (d)     Aaa        2,000,000                       2,069,420

6.5% 6/1/05 (FSA Insured) (d)     Aaa        2,000,000                       2,102,380

Hillsborough County Util.
Rev. Rfdg. (Cap.
Appreciation) Series A:

0% 8/1/05 (MBIA Insured)          Aaa        6,500,000                       4,925,570

0% 8/1/06 (MBIA Insured)          Aaa        5,000,000                       3,582,650

0% 8/1/07 (MBIA Insured)          Aaa        7,000,000                       4,732,350

Jacksonville Elec. Auth. Rev.:

(Second Installment Proj.)        Aaa        1,355,000                       1,355,501
5.25% 7/1/01 (Escrowed to
Maturity) (e)

(Wtr. & Swr. Sys. Proj.)          Aa3        4,160,000                       4,145,149
Series A, 6.125% 10/1/39

Rfdg. (Saint Johns River
Proj.):

Series 10 Issue 2, 6.5%           Aa2        1,500,000                       1,565,160
10/1/03

Series 16 Issue 2, 5.375%         Aa2        4,000,000                       3,910,960
10/1/13

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

FLORIDA - CONTINUED

Jacksonville Excise Tax Rev.:

Rfdg. 6.25% 10/1/05 (AMBAC        Aaa       $ 1,000,000                     $ 1,041,020
Insured)

Rfdg. & Impt. Series B:

5.5% 10/1/10 (FGIC Insured)       Aaa        1,540,000                       1,534,348
(d)

5.5% 10/1/11 (FGIC Insured)       Aaa        2,730,000                       2,703,683
(d)

Series B, 5.6% 10/1/08 (FGIC      Aaa        2,300,000                       2,332,453
Insured) (d)

Jacksonville Health
Facilities Auth. Hosp. Rev.
(Charity Obligated Group
Proj.) Series A:

5.25% 8/15/08 (MBIA Insured)      Aaa        3,720,000                       3,680,903

5.5% 8/15/05 (MBIA Insured)       Aaa        1,600,000                       1,618,016

Jacksonville Health
Facilities Auth. Ind. Dev.
Rev.:

(Cypress Village/Nat'l.           Baa2       2,740,000                       2,893,796
Benevolent Assoc. Proj.) 8%
12/1/24

Rfdg. (Cypress Village/Nat'l.
Benevolent Assoc. Proj.):

6.25% 12/1/23                     Baa2       2,710,000                       2,393,987

7% 12/1/14                        Baa1       1,000,000                       1,019,880

7% 12/1/22                        Baa1       2,000,000                       1,979,600

Jacksonville Ind. Dev. Rev.       -          1,250,000                       1,270,138
Rfdg. (Cargill, Inc. Proj.)
6.4% 3/1/11 (f)

Jacksonville Port Auth. Arpt.     Aaa        2,550,000                       2,498,133
Rev. Rfdg. 5% 10/1/05 (FGIC
Insured) (d)

Jacksonville Sales Tax Rev.       Aaa        1,900,000                       1,895,611
(River City Renaissance
Proj.) 5.65% 10/1/14  (FGIC
Insured)

Lakeland Elec. & Wtr. Rev.:

(Cap. Appreciation) 0%            Aaa        2,840,000                       1,690,993
10/1/09  (FGIC Insured)
(Escrowed to Maturity) (e)

Rfdg. First Lien Series B,        Aaa        5,180,000                       5,333,483
6.3% 10/1/02  (FSA Insured)

Lee County Indl. Dev. Auth.
Health Care Facilities Rev.
Rfdg.:

(Alliance Cmnty. Proj.)           BBB-       4,000,000                       3,060,480
Series C, 5.5% 11/15/29

(Shell Point Village Proj.)
Series A:

5.25% 11/15/07                    BBB-       1,250,000                       1,146,050

5.5% 11/15/09                     BBB-       800,000                         729,480

5.5% 11/15/29                     BBB-       6,250,000                       4,782,000

Lee County Wtr. & Swr. Rev.       Aaa        5,900,000                       4,982,904
Series A, 5% 10/1/29 (AMBAC
Insured)

Leesburg Hosp. Rev. Rfdg.         A2         2,795,000                       2,646,446
(Leesburg Reg'l. Med. Ctr.
Proj.) Series B, 5.625%
7/1/13

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

FLORIDA - CONTINUED

Melbourne Arpt. Rev. Rfdg.:

6.25% 10/1/00 (MBIA Insured)      Aaa       $ 230,000                       $ 231,093
(d)

6.25% 10/1/01 (MBIA Insured)      Aaa        240,000                         243,895
(d)

6.25% 10/1/02 (MBIA Insured)      Aaa        260,000                         266,562
(d)

6.25% 10/1/03 (MBIA Insured)      Aaa        270,000                         278,276
(d)

6.5% 10/1/04 (MBIA Insured)       Aaa        290,000                         303,694
(d)

6.5% 10/1/05 (MBIA Insured)       Aaa        310,000                         327,521
(d)

6.5% 10/1/06 (MBIA Insured)       Aaa        325,000                         344,568
(d)

6.75% 10/1/07 (MBIA Insured)      Aaa        350,000                         378,014
(d)

6.75% 10/1/08 (MBIA Insured)      Aaa        375,000                         407,809
(d)

6.75% 10/1/09 (MBIA Insured)      Aaa        400,000                         434,332
(d)

6.75% 10/1/10 (MBIA Insured)      Aaa        425,000                         464,440
(d)

Miami Beach Health Facilities     BBB        4,000,000                       2,930,280
Auth. Hosp. Rev. (Mount
Sinai Med. Ctr. of Florida
Proj.) 5.375% 11/15/28

Miami Dade County Aviation
Rev.:

Rfdg. Series A, 5% 10/1/05        Aaa        2,550,000                       2,489,922
(FGIC Insured) (d)

Series C, 5.25% 10/1/12 (MBIA     Aaa        5,185,000                       4,906,566
Insured) (d)

Miami-Dade County Edl.            Aaa        6,020,000                       5,759,033
Facilities Auth. Rev. Series
A, 5.75% 4/1/29 (AMBAC
Insured)

North Miami Edl. Facilities       -          6,605,000                       6,554,868
Rev. (Johnson & Wales Univ.
Proj.) Series A, 6.125%
4/1/20

Orange County Health
Facilities Auth. Rev.:

(Orlando Reg'l. Health Care       Aaa        2,500,000                       2,611,000
Proj.) Series A, 6.25%
10/1/18 (MBIA Insured)

Rfdg.:

(Adventist Health Sys. Proj.)     Aaa        2,000,000                       2,047,100
5.75% 11/15/05 (AMBAC
Insured)

(Orlando Reg'l Health Care        Aaa        4,200,000                       4,264,302
Sys. Proj.)  Series 1999 D,
5.75% 10/1/11  (MBIA Insured)

Orange County Hsg. Fin. Auth.     AAA        1,295,000                       1,316,652
Single Family Mtg. Rev.
(Mtg. Backed Securities
Prog.) 6.4% 10/1/14 (d)

Orlando & Orange County           Aaa        2,200,000                       2,178,704
Expressway Auth. Rev. 5.097%
7/1/04 (FGIC Insured)

Orlando Utils. Commission
Wtr. & Elec. Rev.:

Rfdg.:

Sub Series A, 5% 10/1/20          Aa2        5,745,000                       5,055,543

Sub Series D, 6.75% 10/1/17       Aa2        7,250,000                       8,033,218

5.538% 10/31/13                   Aa2        9,400,000                       9,353,282

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

FLORIDA - CONTINUED

Palm Beach County Health          A-        $ 2,930,000                     $ 2,535,944
Facilities Auth. Rev.
(Retirement Cmnty.-Adult
Communities Total Svc., Inc.
Proj.) 5.625% 11/15/20

Pasco County Solid Waste
Disp. & Resource Recovery
Sys. Rev. Rfdg.:

5.75% 4/1/04 (AMBAC Insured)      Aaa        3,380,000                       3,430,565
(d)

6% 4/1/08 (AMBAC Insured) (d)     Aaa        2,400,000                       2,473,776

6% 4/1/10 (AMBAC Insured) (d)     Aaa        5,770,000                       5,943,619

6% 4/1/11 (AMBAC Insured) (d)     Aaa        5,000,000                       5,133,550

Pensacola Arpt. Rev. Rfdg.        Aaa        1,500,000                       1,519,155
Series A, 6.125% 10/1/18
(MBIA Insured) (d)

Plantation Health Facilities      -          2,500,000                       2,707,500
Auth. Rev. (Covenant
Retirement Communities, Inc.
Proj.) 7.75% 12/1/22
(Pre-Refunded to 12/1/02 @
102) (e)

Polk County Indl. Dev. Auth.      Aaa        1,425,000                       1,474,419
Ind. Dev. Rev. (Winter Haven
Hosp. Proj.) Series 2, 6.25%
9/1/15 (MBIA Insured)

Port of Saint Lucie Util.
Rev. Rfdg. & Impt.:

Series 1997 A, 5% 9/1/17          Aaa        8,000,000                       7,184,880
(MBIA Insured)

Series A, 5.125% 9/1/27 (MBIA     Aaa        5,375,000                       4,672,971
Insured)

Sarasota County Util. Sys.        Aaa        1,830,000                       1,901,754
Rev. Rfdg. Series A, 6%
10/1/05 (FGIC Insured)

South Miami Health Facilities     Aaa        1,980,000                       1,998,256
Auth. Hosp. Rev. Rfdg.
(Baptist Health Sys. Oblig.
Group Proj.) 5.5% 10/1/05
(MBIA Insured)

Sumter County School District     Aaa        1,000,000                       1,157,260
Rev. (Multi-District Ln.
Prog.) 7.15% 11/1/15 (FSA
Insured)

Sunrise Util. Sys. Rev. (Cap.
Appreciation) Series A:

0% 10/1/01 (AMBAC Insured)        Aaa        1,225,000                       1,147,274

0% 10/1/02 (AMBAC Insured)        Aaa        1,000,000                       887,620

Sunshine State Govt. Fing.        Aaa        1,000,000                       1,016,180
Commission Rev. Series A,
5.5% 10/1/05 (FGIC Insured)

Tampa Bay Wtr. Util. Sys. Rev.:

Series 1999, 5.75% 10/1/29        Aaa        6,890,000                       6,635,139
(FGIC Insured)

6% 10/1/24 (FGIC Insured)         Aaa        2,000,000                       2,005,460

Tampa Gen. Oblig.:

(Allegeny Health Sys./Saint
Joseph Proj.):

6.7% 12/1/07 (MBIA Insured)       Aaa        2,535,000                       2,648,771
(Pre-Refunded to 12/1/01 @
102) (e)

6.75% 12/1/17 (MBIA Insured)      Aaa        150,000                         156,839
(Pre-Refunded to 12/1/01 @
102) (e)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

FLORIDA - CONTINUED

Tampa Gen. Oblig.: - continued

(Catholic Health East Proj.)
Series A1:

4.7% 11/15/10 (MBIA Insured)      Aaa       $ 1,500,000                     $ 1,375,230

5.5% 11/15/08 (MBIA Insured)      Aaa        1,000,000                       1,009,480

Tampa Sports Auth. (Stadium       Aaa        2,235,000                       2,308,621
Proj.) 6% 1/1/05 (MBIA
Insured)

Volusia County Edl.               Baa2       2,500,000                       2,475,000
Facilities Auth. Rev. (Embry
Riddle Aeronaut Univ. Proj.)
Series A, 6.125% 10/15/16

                                                                             363,556,383

PUERTO RICO - 1.7%

Puerto Rico Commonwealth Hwy.     Baa1       2,400,000                       2,184,600
& Trans. Auth. Hwy. Rev.
Series Y, 5.5% 7/1/36

Puerto Rico Elec. Pwr. Auth.      Baa1       3,120,000                       2,567,573
Pwr. Rev. Rfdg. Series EE,
4.75% 7/1/24

Puerto Rico Muni. Fin. Agcy.      Aaa        1,750,000                       1,655,658
Series A, 5.5% 8/1/23 (FSA
Insured)

                                                                             6,407,831

TOTAL MUNICIPAL BONDS                                                      369,964,214
(Cost $377,559,874)


CASH EQUIVALENTS - 1.6%

                                             SHARES

Municipal Central Cash Fund,                 5,965,147                      5,965,147
4.40% (b)(c) (Cost
$5,965,147)

TOTAL INVESTMENT PORTFOLIO -                                              375,929,361
99.2%
(Cost $383,525,021)

NET OTHER ASSETS - 0.8%                                                     3,099,605

NET ASSETS - 100%                                                       $ 379,028,966


LEGEND

(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(e) Security collateralized by an amount sufficient to pay interest and principal.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

Additional information on each holding is as follows:

SECURITY                     ACQUISITION DATE  ACQUISITION COST

Jacksonville Ind. Dev. Rev.  7/9/92            $ 1,250,000
Rfdg. (Cargill, Inc. Proj.)
6.4% 3/1/11

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS              S&P RATINGS

Aaa, Aa, A        81.6%      AAA, AA, A    82.3%

Baa               7.6%       BBB           6.0%

Ba                0.0%       BB            0.0%

B                 0.0%       B             0.0%

Caa               0.0%       CCC           0.0%

Ca, C             0.0%       CC, C         0.0%

                             D             0.0%

The percentage not rated by Moody's or S&P amounted to 4.2%.

The fund invested in securities that are not registered under the Securities Act of 1933. These securities are subject to legal or contractual restrictions on resale. At the end of the period, restricted securities (excluding Rule 144A issues) amounted to $1,270,138 and 0.3% of net assets.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:

Transportation                 17.0%

Water & Sewer                  15.9

Health Care                    14.7

Electric Utilities             12.9

Special Tax                     9.1

Resource Recovery               8.4

Escrowed/Pre-Refunded           8.1

General Obligations             5.7

Others* (individually less      8.2
than 5%)

                              100.0%

* INCLUDES SHORT TERM INVESTMENTS
  AND NET OTHER ASSETS

INCOME TAX INFORMATION

At May 31, 2000, the aggregate cost of investment securities for income tax purposes was $383,531,458. Net unrealized depreciation aggregated $7,602,097, of which $4,490,500 related to appreciated investment securities and $12,092,597 related to depreciated investment securities.

SPARTAN FLORIDA MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                MAY 31, 2000 (UNAUDITED)

ASSETS

Investment in securities, at               $ 375,929,361
value (cost $383,525,021) -
See accompanying schedule

Receivable for fund shares                  1,033
sold

Interest receivable                         4,591,942

 TOTAL ASSETS                               380,522,336

LIABILITIES

Payable for fund shares         $ 668,813
redeemed

Distributions payable            671,719

Accrued management fee           120,398

Other payables and accrued       32,440
expenses

 TOTAL LIABILITIES                          1,493,370

NET ASSETS                                 $ 379,028,966

Net Assets consist of:

Paid in capital                            $ 388,069,884

Undistributed net interest                  15,827
income

Accumulated undistributed net               (1,461,085)
realized gain (loss)  on
investments

Net unrealized appreciation                 (7,595,660)
(depreciation) on investments

NET ASSETS, for 35,609,745                 $ 379,028,966
shares outstanding

NET ASSET VALUE, offering                   $10.64
price and redemption price
per share ($379,028,966
(divided by) 35,609,745
shares)

STATEMENT OF OPERATIONS
                              SIX MONTHS ENDED MAY 31,
                                      2000 (UNAUDITED)

INTEREST INCOME                           $ 10,746,203

EXPENSES

Management fee                 $ 795,553

Transfer agent fees             113,904

Accounting fees and expenses    47,756

Non-interested trustees'        632
compensation

Custodian fees and expenses     3,683

Registration fees               20,564

Audit                           14,206

Legal                           333

Miscellaneous                   101

 Total expenses before          996,732
reductions

 Expense reductions             (33,904)   962,828

NET INTEREST INCOME                        9,783,375

REALIZED AND UNREALIZED GAIN               (1,223,718)
(LOSS)
Net realized gain (loss) on
investment securities

Change in net unrealized                   (6,755,401)
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                            (7,979,119)

NET INCREASE (DECREASE) IN                $ 1,804,256
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                 SIX MONTHS ENDED MAY 31, 2000  YEAR ENDED NOVEMBER 30, 1999
                                 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 9,783,375                    $ 19,952,105

 Net realized gain (loss)         (1,223,718)                    1,171,772

 Change in net unrealized         (6,755,401)                    (28,313,491)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       1,804,256                      (7,189,614)
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (9,783,539)                    (19,952,105)
From net interest income

 From net realized gain           (825,971)                      (3,526,839)

 In excess of net realized        (237,367)                      -
gain

 TOTAL DISTRIBUTIONS              (10,846,877)                   (23,478,944)

Share transactions Net            55,697,279                     105,073,856
proceeds from sales of shares

 Reinvestment of distributions    6,327,062                      13,834,718

 Cost of shares redeemed          (94,060,641)                   (116,778,573)

 NET INCREASE (DECREASE) IN       (32,036,300)                   2,130,001
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

Redemption fees                   71,034                         93,203

  TOTAL INCREASE (DECREASE)       (41,007,887)                   (28,445,354)
IN NET ASSETS

NET ASSETS

 Beginning of period              420,036,853                    448,482,207

 End of period (including        $ 379,028,966                  $ 420,036,853
undistributed net interest
income of $15,827 and $0,
respectively)

OTHER INFORMATION
Shares

 Sold                             5,187,214                      9,296,220

 Issued in reinvestment of        590,876                        1,224,448
distributions

 Redeemed                         (8,777,535)                    (10,353,481)

 Net increase (decrease)          (2,999,445)                    167,187


FINANCIAL HIGHLIGHTS

                               SIX MONTHS ENDED  MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                               (UNAUDITED)                     1999                      1998       1997       1996

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 10.880                        $ 11.670                  $ 11.420   $ 11.230   $ 11.180
period

Income from Investment          .269 E                          .515                      .526       .539       .546
Operations Net interest
income

Net realized and  unrealized    (.215)                          (.702)                    .300       .190       .054
gain (loss)

Total from investment           .054                            (.187)                    .826       .729       .600
operations

Less Distributions

From net interest  income       (.268)                          (.515)                    (.526)     (.539)     (.546)

From net  realized gain         (.022)                          (.090)                    (.050)     -          (.005)

In excess of net  realized      (.006)                          -                         -          -          -
gain

Total distributions             (.296)                          (.605)                    (.576)     (.539)     (.551)

Redemption fees added to paid   .002                            .002                      .000       .000       .001
in capital

Net asset value,  end of       $ 10.640                        $ 10.880                  $ 11.670   $ 11.420   $ 11.230
period

TOTAL RETURN B, C               0.53%                           (1.65)%                   7.40%      6.69%      5.59%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 379,029                       $ 420,037                 $ 448,482  $ 408,391  $ 391,130
(000 omitted)

Ratio of expenses to average    .51% A                          .55%                      .55%       .55%       .55%
net assets

Ratio of expenses to average    .49% A, D                       .54% D                    .55%       .55%       .54% D
net assets after expense
reductions

Ratio of net interest income    5.00% A                         4.56%                     4.56%      4.81%      4.96%
to average net assets

Portfolio turnover rate         23% A                           25%                       24%        25%        28%



FINANCIAL HIGHLIGHTS

                               YEARS ENDED NOVEMBER 30,

                               1995

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 9.740
period

Income from Investment          .573
Operations Net interest
income

Net realized and  unrealized    1.439
gain (loss)

Total from investment           2.012
operations

Less Distributions

From net interest  income       (.573)

From net  realized gain         -

In excess of net  realized      -
gain

Total distributions             (.573)

Redemption fees added to paid   .001
in capital

Net asset value,  end of       $ 11.180
period

TOTAL RETURN B, C               21.09%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 395,991
(000 omitted)

Ratio of expenses to average    .55%
net assets

Ratio of expenses to average    .55%
net assets after expense
reductions

Ratio of net interest income    5.37%
to average net assets

Portfolio turnover rate         65%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

SPARTAN FLORIDA MUNICIPAL MONEY MARKET FUND

PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income but does not include the effect of the $5 account closeout fee on an average-sized account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 2000     PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

SPARTAN FL MUNICIPAL MONEY     1.77%          3.28%        17.06%        26.18%
MARKET

Florida Tax-Free Money Market  1.65%          3.06%        16.89%        n/a
Funds Average


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on August 24, 1992. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the Florida tax-free money market funds average, which reflects the performance of tax-free money market funds with similar objectives tracked by iMoneyNet, Inc. The past six months average represents a peer group of 14 money market funds.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 2000       PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

SPARTAN FL MUNICIPAL MONEY       3.28%        3.20%         3.04%
MARKET

Florida Tax-Free Money Market    3.06%        3.17%         n/a
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

YIELDS

                               5/29/00  2/28/00  11/29/99  8/30/99  5/31/99



Spartan Florida Municipal      3.92%    3.45%    3.32%     2.88%    2.79%
Money Market Fund



Florida Tax-Free Money Market  3.58%    3.23%    3.15%     2.66%    2.67%
 Funds Average



Spartan Florida Municipal      6.13%    5.39%    5.19%     4.50%    4.36%
Money Market Fund -
Tax-equivalent


YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the Florida tax-free money market funds average. Or you can look at the fund's tax-equivalent yield, which is based on an effective 2000 federal income tax rate of 36%. A portion of the fund's income may be subject to the federal alternative minimum tax. Figures for the Florida tax-free money market funds average are from iMoneyNet, Inc.

A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

(checkmark)COMPARING
PERFORMANCE

Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight
comparison between the two
may be misleading because it
ignores the way taxes reduce
taxable returns. Tax-equivalent
yield - the yield you'd have to
earn on a similar taxable
investment to match the tax-free
yield - makes the comparison
more meaningful. Keep in
mind that the U.S. government
neither insures nor guarantees
a money market fund. In fact,
there is no assurance that a
money fund will maintain a $1
share price.

SPARTAN FLORIDA MUNICIPAL MONEY MARKET FUND

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Scott Orr)

An interview with Scott Orr, Portfolio Manager of Spartan Florida
Municipal Money Market Fund

Q. SCOTT, WHAT WAS THE INVESTMENT ENVIRONMENT LIKE DURING THE SIX
MONTHS THAT ENDED MAY 31, 2000?

A. Throughout the period, economic growth was strong, unemployment hit historically low levels and consumer spending was robust. Such a backdrop ordinarily would cause inflationary pressures to build. To avert that possibility, the Federal Reserve Board continued its program of raising interest rates in an effort to slow growth and head off inflation. For most of the period, the debate in the market was not if, but by how much the Fed was going to raise rates. From late 1999 through the second quarter of 2000 growth remained strong but inflation was subdued, so the Fed gradually raised the rate banks charge each other for overnight loans - known as the fed funds target rate - by increments of 0.25 percentage points in February and March 2000. However, in April and May, the consumer price index increased slightly and the employment cost index - a broad measure of the costs incurred by businesses for wages and benefits - posted a gain that was much higher than expected. These developments put the Fed in a position where it needed to catch up a bit, because indications were that it might have been behind the curve in raising rates. In response, the Fed became more aggressive at its May meeting, raising the fed funds target rate by 0.50 percentage points, bringing it to 6.50% at the end of the period.

Q. WHAT WAS YOUR STRATEGY WITH THE FUND DURING THE PERIOD?

A. The fund's average maturity started the period at 51 days. That declined to a low of 18 days as the end of 1999 approached, when the fund confronted its typical year-end challenge: investors buying shares of the fund as they sought to shelter some of their assets from the Florida intangible tax levied at the end of each calendar year. Handling the increase in assets dominated strategy at the beginning of the period, as I kept the fund as fully invested as possible in Florida tax-exempt securities to make sure it was appropriately invested to shield its assets from the tax. From assets of approximately $455 million in early December, the fund tripled in size to more than $1.3 billion on December 31. I invested the additional assets in very short-term, liquid variable-rate securities, so that I could then liquidate positions after the turn of the year to meet redemptions as the fund rapidly lost assets in January. From that point, the fund's average maturity climbed slowly back to 32 days by the end of the period. There were few opportunities to purchase one-year, fixed-rate securities, because most municipalities in Florida come to market with new issuance in the summer. As a result, I invested in one- to three-month commercial paper or seven-day variable-rate demand notes, increasing or decreasing the fund's weightings in each category depending on the yields they offered and my market outlook. At the end of the period, the fund's average maturity was a bit shorter than its peers, a good positioning as we enter the season when added supply of longer-term notes will hit the market, which should cause yields to rise.

Q. HOW DID THE FUND PERFORM?

A. The fund's seven-day yield on May 31, 2000, was 3.93%, compared to 3.32% six months ago. The more recent seven-day yield was the equivalent of a 6.14% taxable rate of return for Florida investors in the 36% federal income tax bracket. Through May 31, 2000, the fund's six-month total return was 1.77%, compared to 1.65% for the Florida tax-free money market funds average, according to iMoneyNet, Inc.

Q. WHAT IS YOUR OUTLOOK, SCOTT?

A. Some signs have emerged recently indicating that the pace of U.S. economic growth is slowing somewhat, perhaps because rising interest rates have taken a bite out of growth, or because a more volatile stock market has dampened the wealth effect that helped spur consumer spending. Nevertheless, the preponderance of the data still indicates that the U.S. economy continues to advance. As a result, many market observers currently believe that the Fed still may need to raise the fed funds target rate, perhaps even as high as 7.00%, to make sure that inflation is in check. However, some are beginning to feel that the Fed may be through raising rates for the time being. We'll be watching emerging data closely, although we think rates will trend higher.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks as high a level
of current income exempt
from federal income tax, as
is consistent with the
preservation of capital

FUND NUMBER: 428

TRADING SYMBOL: FSFXX

START DATE: August 24, 1992

SIZE: as of May 31, 2000,
more than $515 million

MANAGER: Scott Orr, since
1997; manager, various Fidelity
and Spartan municipal money
market funds; joined Fidelity
in 1989

NOTE TO SHAREHOLDERS: Effective July 1, 2000, Norm Lind became
Portfolio Manager of the Spartan Florida Municipal Money Market Fund.

SPARTAN FLORIDA MUNICIPAL MONEY MARKET FUND

INVESTMENT CHANGES





MATURITY DIVERSIFICATION

DAYS                           % OF FUND'S INVESTMENTS 5/31/00  % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS 5/31/99
                                                                11/30/99

  0 - 30                        88.4                             57.4                     71.1

 31 - 90                        2.4                              20.4                     12.9

 91 - 180                       3.3                              13.2                     10.6

181 - 397                       5.9                              9.0                      5.4

WEIGHTED AVERAGE MATURITY

                               5/31/00                          11/30/99                 5/31/99

Spartan Florida Municipal      32 DAYS                          51 Days                  41 Days
Money  Market Fund

Florida Tax-Free Money Market  42 DAYS                          55 Days                  40 Days
 Funds Average *



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF MAY 31, 2000                                             AS OF NOVEMBER 30, 1999

Variable Rate Demand Notes                                     Variable Rate Demand Notes
(VRDNs)                         67.8%                          (VRDNs)                            48.9%

Commercial Paper (including                                    Commercial Paper (including
CP Mode)                        16.1%                          CP Mode)                           33.0%

Tender Bonds                     4.4%                          Tender Bonds                        0.0%

Municipal Notes                  5.6%                          Municipal Notes                     7.4%

Other Investments  and Net                                     Other Investments  and Net
Other Assets                     1.6%                          Other Assets                        3.5%

Municipal Money  Market Funds    4.5%                          Municipal Money  Market Funds       7.2%

Row: 1, Col: 1, Value: 67.8                                    Row: 1, Col: 1, Value: 48.9
Row: 1, Col: 2, Value: 0.0                                     Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 16.1                                    Row: 1, Col: 3, Value: 33.0
Row: 1, Col: 4, Value: 4.4                                     Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 5.6                                     Row: 1, Col: 5, Value: 7.4
Row: 1, Col: 6, Value: 1.6                                     Row: 1, Col: 6, Value: 3.5
Row: 1, Col: 7, Value: 0.0                                     Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 4.5                                     Row: 1, Col: 8, Value: 7.2





SPARTAN FLORIDA MUNICIPAL MONEY MARKET FUND

INVESTMENTS MAY 31, 2000 (UNAUDITED)

Showing Percentage of Net Assets


MUNICIPAL SECURITIES - 100.6%

                                PRINCIPAL AMOUNT      VALUE (NOTE 1)

ARIZONA - 0.3%

Navajo County Ind. Dev. Auth.   $ 1,320,000           $ 1,320,000
Ind. Rev. (Citizens Utils.
Co. Proj.) Series 1997,
4.8%, VRDN (a)(d)

FLORIDA - 89.6%

Broward County Fin. Auth.        1,800,000             1,800,000
Multi-family Hsg. Rev. (Palm
Aire-Oxford Proj.) Series
1990, 4.5% (Continental
Casualty Co. Guaranteed),
VRDN (a)

Broward County Ind. Dev.         1,035,000             1,035,000
Auth. Ind. Dev. Rev.  (RIB
Associates Proj.) Series
1989, 4.45%,  LOC Suntrust
Bank, VRDN (a)(d)

Broward County Ind. Dev. Rev.    1,500,000             1,500,000
(Femc & Fast Industries,
Inc. Proj.) 4.45%, LOC
Suntrust Bank, VRDN (a)(d)

Broward County School            15,000,000            15,046,971
District RAN Series 2000 A,
4.6% 4/11/01

Clay County Hsg. Fin. Auth.
Rev. Participating VRDN:

Series BA 99 O, 4.45%            5,100,000             5,100,000
(Liquidity Facility Bank of
America NA) (a)(d)(e)

Series PT 61, 4.43%              1,345,000             1,345,000
(Liquidity Facility
Bayerische Hypo-und
Vereinsbank AG) (a)(d)(e)

Dade County Hsg. Fin. Auth.      2,155,000             2,155,000
Single Family Mtg. Rev.
Participating VRDN Series PT
344, 4.43% (Liquidity
Facility Bayerische Hypo-und
Vereinsbank AG) (a)(d)(e)

Dade County Multi-family Hsg.    28,475,000            28,475,000
Rev. (Biscayne View Apts.
Proj.) Series 1993, 4.6%
(Cruz Development & Assoc.
Ltd.) (Monumental Life Ins.
Co. Guaranteed), VRDN (a)(d)

Dade County Spl. Oblig.          5,995,000             5,995,000
Participating VRDN  Series
MSDW 98 105, 4.42%
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(a)(e)

Dade County Spl. Rev. (Youth     4,410,000             4,410,000
Fair & Exposition Proj.)
4.4%, LOC Suntrust Bank,
VRDN (a)

Dade County Wtr. & Swr. Sys.     5,960,000             5,960,000
Rev. Participating VRDN
Series MSDW 98 155, 4.42%
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(a)(e)

Escambia County Hsg. Fin.        1,120,000             1,120,000
Auth. Participating VRDN
Series PA 129, 4.43%
(Liquidity Facility Merrill
Lynch &  Co., Inc.) (a)(d)(e)

Escambia County Poll. Cont.      4,775,000             4,775,000
Rev. Rfdg. (Monsanto Co.
Proj.) Series 1994, 4.35%,
VRDN (a)

Escambia County Solid Waste      5,300,000             5,300,000
Disp. Rev. (Monsanto Co.
Proj.) Series 1993, 4.4%,
VRDN (a)(d)

Eustis Multi-Purp. Rev.          1,100,000             1,100,000
Series 1997 A, 4.4%, LOC
Suntrust Bank, VRDN (a)

Florida Board of Ed.             9,900,000             9,900,000
Participating VRDN Series
96C0905 Class A, 4.4%
(Liquidity Facility Citibank
NA, New York) (a)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                PRINCIPAL AMOUNT      VALUE (NOTE 1)

FLORIDA - CONTINUED

Florida Board of Ed. Cap.
Outlay:

(Pub. Ed. Proj.) Series B,      $ 10,855,000          $ 11,199,354
6.7%

Participating VRDN:

Series MSDW 00 223, 4.42%        5,430,000             5,430,000
(Liquidity Facility  Morgan
Stanley Dean Witter & Co.)
(a)(e)

Series Putters 137, 4.4%         16,220,000            16,220,000
(Liquidity Facility J.P.
Morgan  & Co., Inc.) (a)(e)

Florida Division Bond Fin.       5,200,000             5,200,000
Dept. Gen. Svcs. Revs.
Participating VRDN Series
MSDW 00 317, 4.45%
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(a)(e)

Florida Gen. Oblig. Cap.         6,100,000             6,100,000
Outlay Participating VRDN
Series 2000901, 4.4%
(Liquidity Facility Citibank
NA,  New York) (a)(e)

Florida Hsg. Fin. Agcy.:

(Clear Lake Proj.) 4.5%          14,800,000            14,800,000
(Continental Casualty Co.
Guaranteed), VRDN (a)(d)

(Lakes of Northdale Proj.)       4,800,000             4,800,000
Series 1984 D, 4.4%,  LOC
Southtrust Bank NA, VRDN (a)

Rfdg.:

(Brandon-Oxford Proj.) Series    13,100,000            13,100,000
1990 C, 4.5%  (Continental
Casualty Co. Guaranteed),
VRDN (a)

(Hillsborough-Oxford Proj.)      10,690,000            10,690,000
Series D, 4.5%  (Continental
Casualty Co. Guaranteed),
VRDN (a)

Florida Hsg. Fin. Corp. Rev.
Participating VRDN:

Series 2000 J, 4.42%             4,995,000             4,995,000
(Liquidity Facility Bank of
America NA) (a)(d)(e)

Series FRRI 12, 4.5%             8,800,000             8,800,000
(Liquidity Facility Bank of
New York NA) (a)(d)(e)

Florida Local Govt. Fin.
Auth. Rev.:

(Lake Wales Med. Centers,        2,200,000             2,200,000
Inc. Proj.) Series 1994,
4.55%, LOC First Union
Nat'l. Bank, North Carolina,
VRDN (a)

Series B, 4.3% 10/11/00,         5,500,000             5,500,000
(Manatee County Fl Port
Auth.) LOC First Union
Nat'l. Bank, North Carolina,
CP (d)

Florida Tpk. Auth. Tpk. Rev.     2,800,000             2,800,000
Participating VRDN  Series
MSDW 00 273, 4.42%
(Liquidity Facility  Morgan
Stanley Dean Witter & Co.)
(a)(e)

Gainesville Indl. Dev. Rev.      3,200,000             3,200,000
(Life South Cmnty. Blood
Centers, Inc. Proj.) Series
1999, 4.4%, LOC Suntrust
Bank, VRDN (a)

Greater Orlando Aviation
Auth. Arpt. Facilities Rev.:

Participating VRDN Series PA     4,800,000             4,800,000
535, 4.43% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (a)(d)(e)

Series B, 4.6% 6/16/00           9,551,000             9,551,000
(Liquidity Facility Morgan
Guaranty Trust Co., NY), CP
(d)

MUNICIPAL SECURITIES -
CONTINUED

                                PRINCIPAL AMOUNT      VALUE (NOTE 1)

FLORIDA - CONTINUED

Halifax Hosp. Med. Ctr. TAN     $ 4,500,000           $ 4,510,183
4.5% 3/15/01,  LOC Bank of
America NA

Hillsborough County Hsg. Fin.
Auth. Multi-family Rev.:

(Brandon Crossing Apts.          2,700,000             2,700,000
Proj.) Series 1998 A, 4.4%,
LOC Amsouth Bank NA,
Birmingham, VRDN (a)(d)

(Lakewood Shores Apt. Proj.)     3,750,000             3,750,000
Series 2000 A, 4.15%,  LOC
Bank of America NA, VRDN
(a)(d)

Hillsborough County Ind. Dev.
Auth. Ind. Dev. Rev.  (Vigo
Importing Co. Proj.):

4.52%, LOC Bank of America       1,100,000             1,100,000
NA, VRDN (a)(d)

4.55%, LOC Bank of America       1,010,000             1,010,000
NA, VRDN (a)(d)

Hillsborough County Indl.        2,550,000             2,550,000
Dev. Auth. Edl. Rev.
(Berkeley Preparatory
School, Inc. Proj.) Series
1999, 4.4%,  LOC Bank of
America NA, VRDN (a)

Jacksonville Elec. Auth. Rev.    5,200,000             5,200,000
Participating VRDN  Series
Merlots 00 FF, 4.5%
(Liquidity Facility First
Union Nat'l. Bank, North
Carolina) (a)(e)

Lee County Arpt. Rev.
Participating VRDN:

Series PA 679 R, 4.43%           2,750,000             2,750,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(d)(e)

Series ROC 2 R 14, 4.42%         6,870,000             6,870,000
(Liquidity Facility Salomon
Smith Barney Hldgs., Inc.)
(a)(e)

Lee County Hosp. Board
Directors Hosp. Rev. Bonds
(Lee Memorial Hosp. Proj.):

Series 1985 C, 4.65% tender      1,300,000             1,300,000
6/21/00 (Liquidity Facility
Suntrust Bank), CP mode

Series 1985 D, 5.6% tender       4,700,000             4,700,000
6/9/00 (Liquidity Facility
Suntrust Bank), CP mode

Series 1992 B:

4.65% tender 6/21/00             5,800,000             5,800,000
(Liquidity Facility Suntrust
Bank), CP mode

5.6% tender 6/9/00 (Liquidity    6,200,000             6,200,000
Facility Suntrust Bank),  CP
mode

Series 1995 A, 4.65% tender      13,900,000            13,900,000
6/21/00 (Liquidity Facility
Suntrust Bank), CP mode

Series 1997 B, 5.6% tender       9,500,000             9,500,000
6/9/00 (Liquidity Facility
Suntrust Bank), CP mode

Lee County Indl. Dev. Auth.      5,700,000             5,700,000
Health Care Facilities Rev.
(Shell Point Village Proj.)
Series 1999 B, 4.25%,  LOC
Bank of America NA, VRDN (a)

Manatee County Hsg. Fin.         3,850,000             3,850,000
Auth. Multi-family Hsg. Rev.
 (Centre Court Apartments
Proj.) Series 2000 A, 4.15%,
 LOC Suntrust Bank, VRDN
(a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                PRINCIPAL AMOUNT      VALUE (NOTE 1)

FLORIDA - CONTINUED

Miami Health Facilities Auth.   $ 1,800,000           $ 1,800,000
Rev. (Miami Jewish Home and
Hosp. for the Aged Proj.)
Series 1992, 4.4%, LOC
Suntrust Bank, VRDN (a)

Miami-Dade County Ind. Dev.      3,000,000             3,000,000
Auth. Rev. (Palmer Trinity
School Proj.) 4.45%, LOC
Bank of America NA, VRDN (a)

Miami-Dade County Ind. Dev.      24,200,000            24,200,000
Rev. (Airis Miami LLC Proj.)
Series 1999 A, 4.1% (AMBAC
Insured), VRDN (a)(d)

Miami-Dade County School         4,000,000             4,001,712
District TAN Series 1999, 4%
6/28/00

Ocean Hwy. & Port Auth. Rev.     1,100,000             1,100,000
Series 1990, 4.35%,  LOC
ABN-AMRO Bank NV, VRDN (a)(d)

Okeechobee County Solid Waste    6,400,000             6,400,000
Rev. (Chambers Waste Sys.
Proj.) Series 1992, 4.45%,
LOC Morgan Guaranty Trust
Co., NY, VRDN (a)(d)

Orange County Ed. Facilities     2,000,000             2,000,000
Auth. Ed. Rev. (Rollins
College Proj.) Series 1999,
4.4%, LOC Bank of America
NA, VRDN (a)

Orange County Hsg. Fin. Auth.
Multi-family Hsg. Rev.:

(Falcon Trace Apt. Proj.)        4,050,000             4,050,000
Series 1998 D, 4.25%,  LOC
Amsouth Bank NA, Birmingham,
VRDN (a)(d)

(West Point Villas Apt.          5,750,000             5,750,000
Proj.) Series 2000 F, 4.4%,
LOC Fannie Mae, VRDN (a)(d)

(Wtr. View Club Proj.) Series    4,000,000             4,000,000
1997 D, 4.25%,  LOC Key Bank
NA, VRDN (a)(d)

Orange County Indl. Dev.         4,900,000             4,900,000
Auth. Indl. Dev. Rev.
(Advanced Drainage Sys.,
Inc. Proj.) 4.55%,  LOC
Nat'l. City Bank, VRDN (a)(d)

Orange County School District    3,000,000             3,000,000
Participating VRDN  Series
FRRI 99 A49, 4.4% (Liquidity
Facility Bayerische Hypo-und
Vereinsbank AG) (a)(e)

Palm Beach County Hsg. Dev.      5,355,000             5,355,000
Corp. Multi-family Rev.
(Caribbean Villas Proj.)
Series 1998, 4.4% (Fannie
Mae Guaranteed), VRDN (a)(d)

Palm Beach County Rev. (Saint    3,000,000             3,000,000
Andrews School Boca Raton
Proj.) Series 1998, 4.45%,
LOC Bank of America NA, VRDN
(a)

Pasco County Ind. Dev. Rev.      2,150,000             2,150,000
(Pacific Med., Inc. Proj.)
Series 1999, 4.55%, LOC Bank
of America NA, VRDN (a)(d)

Pensacola Rev. (Harborview       2,670,000             2,670,000
Corp. Proj.) 4.35%,  LOC
Amsouth Bank NA, Birmingham,
VRDN (a)

Pinellas County Hsg. Fin.        4,500,000             4,500,000
Auth. Single Family Hsg.
Rev. Participating VRDN
Series PT 352, 4.44%
(Liquidity Facility
Landesbank Hessen-Thuringen)
(a)(d)(e)

Pinellas County Ind. Council     2,100,000             2,100,000
Ind. Dev. Rev.  (Hunter
Douglas, Inc. Proj.) 4.45%,
LOC ABN-AMRO  Bank NV, VRDN
(a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                PRINCIPAL AMOUNT      VALUE (NOTE 1)

FLORIDA - CONTINUED

Pinellas County School          $ 5,000,000           $ 5,000,502
District TAN 4.25% 6/30/00

Polk County Indl. Dev. Auth.     10,000,000            10,000,000
Ind. Dev. Rev. (Farmland
Hydro  LP Proj.) 4.35%, LOC
RaboBank Nederland Coop.
Central, VRDN (a)(d)

Putnam County Poll. Cont.        21,000,000            21,000,000
Dev. Auth. Poll. Cont. Rev.
Bonds (Seminole Elec. Coop.
Proj.) Series 1984 D, 3.8%,
tender 6/15/00 (Nat'l. Rural
Util. Coop. Fin. Corp.
Guaranteed)

Reedy Creek Impt. District       6,975,000             6,975,000
Participating VRDN  Series
96C0904 Class A, 4.4%
(Liquidity Facility
Citibank NA, New York) (a)(e)

Saint Petersburg Cap. Impt.      1,210,000             1,210,000
Rev. (Arpt. Proj.) Series
1997 C, 4.45%, LOC Suntrust
Bank, VRDN (a)(d)

Sarasota County Pub. Hosp.
District Rev. Bonds
(Sarasota Memorial Hosp.
Proj.) Series A:

4.15% tender 8/10/00, CP mode    12,600,000            12,600,000

4.45% tender 9/8/00, CP mode     10,000,000            10,000,000

Sunshine State Govt. Fing.       4,010,000             4,010,000
Commission Rev. Series A,
5.7% 6/14/00 (FGIC Insured)
(AMBAC Insured), CP (d)

Tampa Bay Wtr. Util. Sys.        1,300,000             1,300,000
Rev. Participating VRDN
Series MSDW 98 112, 4.42%
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(a)(e)

                                                       461,864,722

ILLINOIS - 1.4%

Madison County Envir. Impt.      5,000,000             5,000,000
Rev. Rfdg. (Shell Wood River
Proj.) 4.55% (Shell Oil Co.
Guaranteed), VRDN (a)(d)

Will County Exempt Facilities    2,300,000             2,300,000
Rev. (Amoco Chemical Co.
Proj.) Series 1998 A, 4.55%
(Amoco Corp. Guaranteed),
VRDN (a)(d)

                                                       7,300,000

OHIO - 0.3%

Ohio Hsg. Fin. Agcy. Mtg.        1,300,000             1,300,000
Rev. Bonds Series 2000 C,
4.15%, tender 9/1/00 (d)

TEXAS - 2.6%

Brazos River Auth. Poll.         2,800,000             2,800,000
Cont. Rev. (Texas Utils.
Elec. Co. Proj.) Series 1995
A, 4.55%, LOC Morgan
Guaranty Trust Co., NY, VRDN
(a)(d)

Brazos River Hbr. Navigation     1,000,000             1,000,000
Brazoria County Envir.
Facilities Rev. (JT Venture
Proj.) Series 1998, 4.6%,
LOC Chase Manhattan Bank,
VRDN (a)(d)

Gulf Coast Waste Disp. Auth.
Envir. Impt. Rev.  (Amoco
Oil Co. Proj.):

Series 1997, 4.55%, VRDN         2,600,000             2,600,000
(a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                PRINCIPAL AMOUNT      VALUE (NOTE 1)

TEXAS - CONTINUED

Gulf Coast Waste Disp. Auth.
Envir. Impt. Rev. (Amoco Oil
Co. Proj.): - continued

Series 1998, 4.55%, VRDN        $ 2,800,000           $ 2,800,000
(a)(d)

Gulf Coast Waste Disp. Auth.     2,900,000             2,900,000
Poll. Cont. Rev. (Amoco Oil
Co. Proj.) Series 1995,
4.55% (Amoco Co.
Guaranteed), VRDN (a)(d)

Trinity River Auth. Poll.        1,000,000             1,000,000
Cont. Rev. (Texas Utils.
Elec. Co. Proj.) Series
1996, 4.55% (AMBAC Insured)
(BPA Bank of  New York NA),
VRDN (a)(d)

West Side Calhoun County         400,000               400,000
Navigation District Sewage
Solid Waste Disp. Rev. (BP
Chemicals, Inc. Proj.)
Series 1996, 4.55% (British
Petroleum Co.  PLC
Guaranteed), VRDN (a)(d)

                                                       13,500,000

VIRGINIA - 0.6%

Virginia Pub. School Auth.       3,100,000             3,100,000
Participating VRDN  Series
Putters 139, 4.4% (Liquidity
Facility J.P. Morgan  & Co.,
Inc.) (a)(e)

WISCONSIN - 1.3%

Wisconsin Hsg. & Econ. Dev.      6,835,000             6,835,000
Auth. Single Family Rev.
Participating VRDN Series PT
324, 4.45%  (Liquidity
Facility Merrill Lynch &
Co., Inc.) (a)(d)(e)

                                SHARES

OTHER - 4.5%

Municipal Central Cash Fund,     23,237,355            23,237,355
4.40% (b)(c)

TOTAL INVESTMENT PORTFOLIO -                          518,457,077
100.6%

NET OTHER ASSETS - (0.6)%                             (3,180,389)

NET ASSETS - 100%                                   $ 515,276,688

Total Cost for Income Tax Purposes                  $ 518,457,077

SECURITY TYPE ABBREVIATIONS

CP  - COMMERCIAL PAPER

RAN - REVENUE ANTICIPATION NOTE

TAN - TAX ANTICIPATION NOTE

VRDN - VARIABLE RATE DEMAND NOTE

LEGEND

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(e) Provides evidence of ownership in one or more underlying municipal bonds.

INCOME TAX INFORMATION

At November 30, 1999, the fund had a capital loss carryforward of approximately $18,000 all of which will expire on November 30, 2005.

SPARTAN FLORIDA MUNICIPAL MONEY MARKET FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2000 (UNAUDITED)

ASSETS

Investment in securities, at                $ 518,457,077
value -  See accompanying
schedule

Cash                                         29,547

Receivable for investments                   1,701,115
sold

Receivable for fund shares                   560,125
sold

Interest receivable                          4,112,037

Other receivables                            15,795

 TOTAL ASSETS                                524,875,696

LIABILITIES

Payable for investments        $ 6,835,000
purchased

Payable for fund shares         2,373,888
redeemed

Distributions payable           170,466

Accrued management fee          218,249

Other payables and accrued      1,405
expenses

 TOTAL LIABILITIES                           9,599,008

NET ASSETS                                  $ 515,276,688

Net Assets consist of:

Paid in capital                             $ 515,325,364

Accumulated undistributed net                (48,676)
realized gain (loss)  on
investments

NET ASSETS, for 515,325,364                 $ 515,276,688
shares outstanding

NET ASSET VALUE, offering                    $1.00
price and redemption price
per share ($515,276,688
(divided by) 515,325,364
shares)

STATEMENT OF OPERATIONS
                               SIX MONTHS ENDED MAY 31,
                                       2000 (UNAUDITED)

INTEREST INCOME                            $ 12,612,089

EXPENSES

Management fee                $ 1,587,970

Non-interested trustees'       964
compensation

 Total expenses before         1,588,934
reductions

 Expense reductions            (123,000)    1,465,934

NET INTEREST INCOME                         11,146,155

REALIZED AND UNREALIZED GAIN                (30,326)
(LOSS)
Net realized gain (loss) on
investment securities

NET INCREASE (DECREASE) IN                 $ 11,115,829
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                 SIX MONTHS ENDED MAY 31, 2000  YEAR ENDED NOVEMBER 30, 1999
                                 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 11,146,155                   $ 14,984,383

 Net realized gain (loss)         (30,326)                       35,714

 NET INCREASE (DECREASE) IN       11,115,829                     15,020,097
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (11,146,155)                   (14,984,383)
from net interest income

Share transactions at net         1,094,714,408                  1,095,048,709
asset value of $1 per share
Proceeds from sales of shares

 Reinvestment of                  9,650,477                      13,287,124
distributions from net
interest income

 Cost of shares redeemed          (1,049,362,614)                (1,100,944,443)

 NET INCREASE (DECREASE) IN       55,002,271                     7,391,390
NET ASSETS AND SHARES
RESULTING FROM SHARE
TRANSACTIONS

  TOTAL INCREASE (DECREASE)       54,971,945                     7,427,104
IN NET ASSETS

NET ASSETS

 Beginning of period              460,304,743                    452,877,639

 End of period                   $ 515,276,688                  $ 460,304,743


FINANCIAL HIGHLIGHTS

                               SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                               (UNAUDITED)                    1999                      1998       1997       1996

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 1.000                        $ 1.000                   $ 1.000    $ 1.000    $ 1.000
period

Income from Investment          .018                           .028                      .031       .032       .031
Operations Net interest
income

Less Distributions

From net interest  income       (.018)                         (.028)                    (.031)     (.032)     (.031)

Net asset value,  end of       $ 1.000                        $ 1.000                   $ 1.000    $ 1.000    $ 1.000
period

TOTAL RETURN B, C               1.77%                          2.85%                     3.17%      3.29%      3.17%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period     $ 515,277                      $ 460,305                 $ 452,878  $ 421,406  $ 402,278
(000 omitted)

Ratio of expenses to average    .50% A                         .50%                      .50%       .50%       .50%
net assets

Ratio of expenses to average    .46% A, D                      .46% D                    .48% D     .49% D     .47% D
net assets after expense
reductions

Ratio of net interest income    3.51% A                        2.81%                     3.13%      3.21%      3.15%
to average net assets



FINANCIAL HIGHLIGHTS

                               YEARS ENDED NOVEMBER 30,

                               1995

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 1.000
period

Income from Investment          .035
Operations Net interest
income

Less Distributions

From net interest  income       (.035)

Net asset value,  end of       $ 1.000
period

TOTAL RETURN B, C               3.57%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period     $ 363,396
(000 omitted)

Ratio of expenses to average    .50%
net assets

Ratio of expenses to average    .50%
net assets after expense
reductions

Ratio of net interest income    3.52%
to average net assets


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Spartan Florida Municipal Income Fund (the income fund) is a fund of Fidelity Court Street Trust. Spartan Florida Municipal Money Market Fund (the money market fund) is a fund of Fidelity Court Street Trust
II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. Each fund may be affected by economic and political developments in the state of Florida. The following summarizes the significant accounting policies of the income fund and the money market fund:

SECURITY VALUATION.

INCOME FUND. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

MONEY MARKET FUND. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the money market fund, accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.

EXPENSES. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions and losses deferred due to wash sales and futures transactions. The income fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Undistributed net interest income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.

SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in the income fund less than 180 days are subject to a short-term trading fee equal to
 .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the funds may invest in the Municipal Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the funds are recorded as interest income in the accompanying financial statements.

WHEN-ISSUED SECURITIES. Each fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities is fixed at the time the transaction is negotiated. Each fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, each

2. OPERATING POLICIES - CONTINUED

WHEN-ISSUED SECURITIES - CONTINUED

fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

RESTRICTED SECURITIES. Certain funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

3. PURCHASES AND SALES OF INVESTMENTS.

INCOME FUND. Purchases and sales of securities, other than short-term securities, aggregated $43,565,765 and $78,938,799, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE.

INCOME FUND. For the period December 1, 1999 to December 31, 1999, as the income fund's investment advisor, FMR received a fee that is computed daily at an annual rate of .55% of the fund's average net assets. FMR paid all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. The management fee paid to FMR by the fund was reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees. Under the Amended Contract effective January 1, 2000, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to
 .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the Amended Contract period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .39% of average net assets. Under the Amended Contract, the income fund will be responsible for paying all other expenses unless they are borne by FMR under a voluntary expense limit.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

MANAGEMENT FEE - CONTINUED

MONEY MARKET FUND. As the fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .50% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $3,454.

SUB-ADVISER FEE. As each funds' investment sub-adviser, FIMM, a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

TRANSFER AGENT AND ACCOUNTING FEES. Citibank, N.A.(Citibank) is the custodian, transfer agent and shareholder servicing agent for the income fund. Citibank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the income fund's transfer and shareholder servicing agent and accounting functions. The income fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

For the period, the transfer agent fees were equivalent to an annualized rate of .07% of average net assets.

MONEY MARKET INSURANCE. Pursuant to an Exemptive Order issued by the SEC, the money market fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The money market fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. During the period, FMR has borne the cost of the fund's premium payable to FIDFUNDS.

5. EXPENSE REDUCTIONS.

Effective January 1, 2000, FMR voluntarily agreed to reimburse the income fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses, if any) above an annual rate of .53% of average net assets.

Through arrangements with the income fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period the fund's custodian and transfer agent fees were reduced by $7,591 and $15,649, respectively. Prior to January 1, 2000, under the all-inclusive fee structure, credits realized totaling $10,664 were used to reduce a portion of the income fund's expenses.

In addition, through arrangements with the money market fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. For the period, the fund's expenses were reduced by $123,000 under these arrangements.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)FIDELITY AUTOMATED
SERVICE TELEPHONE (FAST(registered trademark))

1-800-544-5555

PRESS

1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.

BY PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO WRITE FIDELITY

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75039-5587

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75039-5587

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500


TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.

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6300 Canoga Avenue
Woodland Hills, CA

COLORADO

1625 Broadway
Denver, CO

CONNECTICUT

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

DELAWARE

222 Delaware Avenue
Wilmington, DE

FLORIDA

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

GEORGIA

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

ILLINOIS

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

INDIANA

4729 East 82nd Street
Indianapolis, IN

MAINE

Three Canal Plaza
Portland, ME

MARYLAND

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

MASSACHUSETTS

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

MICHIGAN

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

MINNESOTA

7600 France Avenue South
Edina, MN

MISSOURI

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

NEW JERSEY

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

NEW YORK

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

NORTH CAROLINA

4611 Sharon Road
Charlotte, NC

OHIO

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

OREGON

16850 SW 72nd Avenue
Tigard, OR

PENNSYLVANIA

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

RHODE ISLAND

47 Providence Place
Providence, RI

TENNESSEE

6150 Poplar Avenue
Memphis, TN

TEXAS

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

UTAH

215 South State Street
Salt Lake City, UT

VIRGINIA

1861 International Drive
McLean, VA

WASHINGTON

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

WASHINGTON, DC

1900 K Street, N.W.
Washington, DC

WISCONSIN

595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER
Fidelity Management & Research
 Company
Boston, MA

INVESTMENT SUB-ADVISER,
MONEY MARKET FUND
Fidelity Investments
Money Management, Inc.

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Dwight D. Churchill, Vice President
Boyce I. Greer, Vice President
Christine J. Thompson, Vice President - INCOME FUND
Scott A. Orr, Vice President - MONEY MARKET FUND
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Maria F. Dwyer, Deputy Treasurer
Stanley N. Griffith, Assistant
Vice President
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

* INDEPENDENT TRUSTEES

SFC-SANN-0700  106547
1.704910.102

ADVISORY BOARD
J. Michael Cook
Abigail P. Johnson

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Citibank, N.A.
New York, NY
  and
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
Citibank, N.A.
New York, NY

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions
 and Account Assistance 1-800-544-6666
Product Information 1-800-544-6666
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
 Telephone (FAST(registered trademark))  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com